UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2009

Date of reporting period: February 28, 2009

Item 1.	Reports to Stockholders.

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

FEBRUARY 28, 2009

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iShares Barclays Short Treasury Bond Fund

iShares Barclays 1-3 Year Treasury Bond Fund

iShares Barclays 3-7 Year Treasury Bond Fund

iShares Barclays 7-10 Year Treasury Bond Fund

iShares Barclays 10-20 Year Treasury Bond Fund

iShares Barclays 20+ Year Treasury Bond Fund

iShares Barclays TIPS Bond Fund

iShares S&P California Municipal Bond Fund

iShares S&P National Municipal Bond Fund

iShares S&P Short Term National Municipal Bond Fund

iShares S&P New York Municipal Bond Fund

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund

iShares S&P/Citigroup International Treasury Bond Fund

iSHARES®

iShares®

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Note to Shareholders

Effective December 8, 2008, the names of the below listed iShares Funds changed to reflect changes in the names of the Funds’ corresponding underlying indexes. No changes were made to the Funds’ investment objectives, tickers or respective index methodologies in connection with these name changes.

Former Fund Name

iShares Lehman Short Treasury Bond Fund

iShares Lehman 1-3 Year Treasury Bond Fund

iShares Lehman 3-7 Year Treasury Bond Fund

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 10-20 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

iShares Lehman TIPS Bond Fund

Former Index Name

Lehman Brothers Short U.S. Treasury Index

Lehman Brothers 1-3 Year U.S. Treasury Index

Lehman Brothers 3-7 Year U.S. Treasury Index

Lehman Brothers 7-10 Year U.S. Treasury Index

Lehman Brothers 10-20 Year U.S. Treasury Index

Lehman Brothers 20+ Year U.S. Treasury Index

Lehman Brothers U.S. Treasury TIPS Index

Current Fund Name

iShares Barclays Short Treasury Bond Fund

iShares Barclays 1-3 Year Treasury Bond Fund

iShares Barclays 3-7 Year Treasury Bond Fund

iShares Barclays 7-10 Year Treasury Bond Fund

iShares Barclays 10-20 Year Treasury Bond Fund

iShares Barclays 20+ Year Treasury Bond Fund

iShares Barclays TIPS Bond Fund

Current Index Name

Barclays Capital U.S. Short Treasury Bond Index

Barclays Capital U.S. 1-3 Year Treasury Bond Index

Barclays Capital U.S. 3-7 Year Treasury Bond Index

Barclays Capital U.S. 7-10 Year Treasury Bond Index

Barclays Capital U.S. 10-20 Year Treasury Bond Index

Barclays Capital U.S. 20+ Year Treasury Bond Index

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS TREASURY BOND FUNDS

Performance as of February 28, 2009

	Average Annual Total Returns

	Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	1.81%	1.81%	1.89%	–	–	–	3.63%	3.65%	3.71%
Barclays 1-3 Year Treasury	3.22%	3.28%	3.34%	3.73%	3.74%	3.82%	3.54%	3.55%	3.65%
Barclays 3-7 Year Treasury	5.84%	5.85%	6.08%	–	–	–	9.46%	9.49%	9.55%
Barclays 7-10 Year Treasury	7.46%	7.55%	7.31%	5.78%	5.80%	5.78%	6.17%	6.20%	6.11%
Barclays 10-20 Year Treasury	7.48%	7.69%	7.26%	–	–	–	9.35%	9.49%	9.25%
Barclays 20+ Year Treasury	12.30%	12.55%	12.34%	7.56%	7.55%	7.63%	8.05%	8.06%	8.11%
Barclays TIPS	(7.50)%	(7.32)%	(7.50)%	3.16%	3.23%	3.30%	3.84%	3.92%	3.98%

	Cumulative Total Returns

	Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	1.81%	1.81%	1.89%	–	–	–	7.96%	8.02%	8.15%
Barclays 1-3 Year Treasury	3.22%	3.28%	3.34%	20.10%	20.17%	20.63%	25.84%	25.96%	26.77%
Barclays 3-7 Year Treasury	5.84%	5.85%	6.08%	–	–	–	21.45%	21.54%	21.68%
Barclays 7-10 Year Treasury	7.46%	7.55%	7.31%	32.44%	32.54%	32.47%	48.55%	48.78%	48.03%
Barclays 10-20 Year Treasury	7.48%	7.69%	7.26%	–	–	–	21.21%	21.52%	20.95%
Barclays 20+ Year Treasury	12.30%	12.55%	12.34%	43.99%	43.90%	44.44%	66.80%	66.94%	67.49%
Barclays TIPS	(7.50)%	(7.32)%	(7.50)%	16.85%	17.25%	17.61%	21.84%	22.31%	22.70%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the iShares Barclays 1-3 Year Treasury, iShares Barclays 7-10 Year Treasury and iShares Barclays 20+ Year Treasury Bond Funds; 1/5/07 for the iShares Barclays Short Treasury, iShares Barclays 3-7 Year Treasury and iShares Barclays 10-20 Year Treasury Bond Funds; and 12/4/03 for the iShares Barclays TIPS Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/26/02 for the iShares Barclays 1-3 Year Treasury, iShares Barclays 7-10 Year Treasury and iShares Barclays 20+ Year Treasury Bond Funds; 1/11/07 for the iShares Barclays Short Treasury, iShares Barclays 3-7 Year Treasury and iShares Barclays 10-20 Year Treasury Bond Funds; and 12/5/03 for the iShares Barclays TIPS Bond Fund), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares Barclays Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital U.S. Short Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2009 (the “reporting period”), the total return for the Fund was 1.81%, while the total return for the Index was 1.89%.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.95%

Short-Term and Other Net Assets	1.05

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 6.00%, 08/15/09	11.30%

U.S. Treasury Notes, 4.50%, 04/30/09	10.10

U.S. Treasury Notes, 4.88%, 05/15/09	8.24

U.S. Treasury Notes, 4.88%, 06/30/09	8.06

U.S. Treasury Notes, 4.88%, 05/31/09	7.39

TOTAL	45.09%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays Capital U.S. 1-3 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 3.22%, while the total return for the Index was 3.34%.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.94%

Short-Term and Other Net Assets	1.06

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.50%, 05/15/10	6.71%
U.S. Treasury Notes, 4.75%, 02/15/10	4.94
U.S. Treasury Notes, 3.88%, 07/15/10	4.81
U.S. Treasury Notes, 2.00%, 02/28/10	4.47

U.S. Treasury Notes, 4.50%, 09/30/11	4.09

TOTAL	25.02%

The iShares Barclays 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 5.84%, while the total return for the Index was 6.08%.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.28%

Short-Term and Other Net Assets	1.72

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.88%, 02/15/12	21.12%

U.S. Treasury Notes, 4.25%, 09/30/12	13.42

U.S. Treasury Notes, 4.00%, 02/15/15	13.10

U.S. Treasury Notes, 4.25%, 08/15/14	12.36

U.S. Treasury Notes, 4.63%, 07/31/12	12.35

TOTAL	72.35%

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 7.46%, while the total return for the Index was 7.31%.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.99%

Short-Term and Other Net Assets	1.01

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 08/15/17	10.94%

U.S. Treasury Notes, 4.50%, 05/15/17	10.50

U.S. Treasury Notes, 4.88%, 08/15/16	10.40

U.S. Treasury Notes, 4.63%, 02/15/17	9.81

U.S. Treasury Notes, 3.75%, 11/15/18	9.24

TOTAL	50.89%

The iShares Barclays 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital U.S. 10-20 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 7.48%, while the total return for the Index was 7.26%.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.02%

Short-Term and Other Net Assets	0.98

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
U.S. Treasury Bonds, 7.88%, 02/15/21	17.80%

U.S. Treasury Bonds, 8.88%, 02/15/19	17.25

U.S. Treasury Bonds, 8.00%, 11/15/21	10.84

U.S. Treasury Bonds, 6.50%, 11/15/26	10.46

U.S. Treasury Bonds, 5.50%, 08/15/28	8.99

TOTAL	65.34%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Barclays Capital U.S. 20+ Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 12.30%, while the total return for the Index was 12.34%.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.07%

Short-Term and Other Net Assets	0.93

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.50%, 02/15/36	16.05%

U.S. Treasury Bonds, 4.50%, 05/15/38	14.59

U.S. Treasury Bonds, 6.25%, 05/15/30	12.11

U.S. Treasury Bonds, 4.75%, 02/15/37	10.25

U.S. Treasury Bonds, 5.38%, 02/15/31	10.17

TOTAL	63.17%

The iShares Barclays TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund and Index was (7.50)%.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.53%

Short-Term and Other Net Assets	0.47

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
U.S. Treasury Inflation-Indexed Bonds, 0.88%, 04/15/10	6.16%

U.S. Treasury Inflation-Indexed Bonds, 3.00%, 07/15/12	6.13

U.S. Treasury Inflation-Indexed Bonds, 1.88%, 07/15/13	5.94

U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	5.93

U.S. Treasury Inflation-Indexed Bonds, 3.88%, 04/15/29	5.46

TOTAL	29.62%

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

U.S. Treasury securities advanced for the reporting period as yields declined across all maturities. Long-term Treasury bonds performed the best, enjoying double-digit returns, while short- and intermediate-term bonds generated solidly positive results. The lone exception was Treasury Inflation-Protected securities (TIPS), which declined in value during the reporting period.

One contributing factor to the positive performance in the Treasury bond market was the U.S. economy, which was in recession throughout the reporting period. The economy grew by just 1.1% in 2008 – compared with 2.0% growth in 2007 and 2.8% growth in 2006 – and actually contracted during the second half of the year. In particular, economic output decreased at a 6.2% annualized rate in the fourth quarter. The deteriorating economic environment was reflected in weak results across a broad swath of economic data. The economy shed more than four million jobs during the reporting period, pushing the unemployment rate up to a 26-year high of 8.1%. Retail sales fell by 8.6% for the reporting period, led by a sharp decline in motor vehicle sales. New home sales fell by 38% in 2008, while existing home sales declined by 13%. Finally, industrial production fell by 11% for the reporting period as factory capacity usage slid from 81% to 71% – the lowest level since 1982.

The economic weakness was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers in the financial sector contributed to an environment of increased government intervention to support the financial sector. These events led to a significant “flight to quality” as investors fled riskier assets in favor of the relative safety of high-quality bonds, providing a strong boost to the Treasury bond market.

Much of the Treasury bond rally occurred in the last four months of 2008, when concerns about the economic downturn and the poor condition of the financial sector were most acute. In December, the Federal Reserve cut short-term interest rates for the seventh time during 2008, reducing the federal funds rate to its lowest level ever– a range of 0% to 0.25% – which in turn pushed Treasury bond yields to historic lows. The 30-year Treasury bond, which began the reporting period at 4.41%, fell to an all-time low of 2.53% in mid-December; the 10-year Treasury yield slid from 3.53% to 2.08%, and the two-year Treasury yield tumbled from 1.65% to 0.65% – also record lows.

The Treasury market gave up some of its earlier gains in the first two months of 2009 as yields rose following the federal government’s approval of a massive fiscal stimulus package, which was designed to resuscitate the economy and aid in the recovery of the financial sector. In addition, the Federal Reserve expanded its efforts to restore liquidity in the credit markets. By the end of the reporting period, the 30-year Treasury bond yield bounced back up to 3.71%, while the 10-year Treasury yield increased to 3.02% and the two-year Treasury yield rose to 1.00%.

While nominal Treasury bonds advanced for the reporting period, TIPS posted negative returns. The consumer price index was virtually unchanged for the reporting period, compared with a 4.1% increase in the previous 12 months. The flat inflation rate resulted primarily from a 20% drop in energy prices, which peaked at record highs in mid-2008 and then fell sharply through the end of the reporting period. The combination of a declining inflation rate and expectations of an extended economic downturn, which reduced future inflation concerns, led to a significant decline in demand for TIPS during the period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P MUNICIPAL BOND FUNDS

Performance as of February 28, 2009

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 2/28/09			Inception to 2/28/09			Inception to 2/28/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P California Municipal	6.43%	5.83%	5.65%	2.46%	2.95%	1.16%	3.48%	4.18%	1.63%
S&P National Municipal	6.53%	6.73%	5.80%	2.68%	2.99%	1.63%	3.99%	4.45%	2.42%
S&P Short Term National Municipal	–	–	–	–	–	–	3.00%	3.51%	2.76%
S&P New York Municipal	5.65%	5.99%	6.22%	2.35%	3.62%	2.02%	3.32%	5.13%	2.85%

Total returns for the periods since inception are calculated from the inception date of each Fund (9/7/07 for the iShares S&P National Municipal Bond Fund; 10/4/07 for the iShares S&P California Municipal and iShares S&P New York Municipal Bond Funds; and 11/5/08 for the iShares S&P Short Term National Municipal Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (9/10/07 for the iShares S&P National Municipal Bond Fund; 10/5/07 for the iShares S&P California Municipal and iShares S&P New York Municipal Bond Funds; and 11/7/08 for the iShares S&P Short Term National Municipal Bond Fund), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/28/09, the iShares S&P Short Term National Municipal Bond Fund did not have six months of performance and therefore a line graph is not presented.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P California Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the California municipal bond sector of the U.S. municipal bond market as defined by the S&P California Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2009 (the “reporting period”), the total return for the Fund was 6.43%, while the total return for the Index was 5.65%.

BOND CREDIT QUALITY As of 2/28/09
S&P Credit Rating	Percentage of Total Investments *
AAA	29.10%

AA+	1.86

AA	14.43

AA-	19.29

A+	21.24

A	8.25

A-	1.64

Not Rated	4.19

TOTAL	100.00%

* Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12, 5.38%, 05/01/18	4.26%

California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12, 5.38%, 05/01/17	4.26

San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured), 4.50%, 07/01/29	3.57

University of California Revenue, Series J (FSA Insured), 4.50%, 05/15/35	3.17

Bakersfield Wastewater Revenue, Series A (FSA Insured), 5.00%, 09/15/32	2.57

Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (MBIA Illinois Reinsurance-FGIC), 5.00%, 08/01/32	2.39

Bay Area Governments Association Infrastructure Finance Authority (MBIA Illinois Reinsurance-FGIC), 5.00%, 08/01/17	2.35

California State Department of Water Resources Supply Revenue, Series H (FSA Insured), 5.00%, 05/01/21	2.30

Desert Community College District, General Obligations Unlimited, Series C (FSA Insured), 5.00%, 08/01/37	2.21

Eastern Bay Municipal Utility District Water System Revenue, Subseries A (MBIA Illinois Reinsurance), 5.00%, 06/01/35	2.15

TOTAL	29.23%

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P National Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the municipal bond sector of the U.S. as defined by the S&P National Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 6.53%, while the total return for the Index was 5.80%.

BOND CREDIT QUALITY As of 2/28/09
S&P Credit Rating	Percentage of Total Investments *
AAA	36.88%

AA+	6.90

AA	24.34

AA-	16.97

A+	5.53

A	7.64

A-	0.69

BBB+	0.09

BBB-	0.09

Not Rated	0.87

TOTAL	100.00%

* Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
North Carolina State, General Obligations Unlimited, 5.00%, 03/01/12	1.68%

Illinois State, General Obligations Unlimited, Series B, 5.00%, 03/01/13	1.52

Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured), 4.50%, 08/15/35	1.51

Oregon State, General Obligations Unlimited, Series A, 4.50%, 08/01/32	1.45

Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A, 5.00%, 01/01/38	1.43

Regional Transportation District Sales Tax Revenue, Series A (FSA Insured), 4.50%, 11/01/34	1.34

Greenville County School District Installment Purchase Revenue, Prerefunded 12/01/12, 5.50%, 12/01/28	1.32

North Carolina State, General Obligations Unlimited, Series B, 5.00%, 04/01/13	1.32

North Texas Tollway Authority Revenue, Series A (MBIA Illinois Reinsurance), 5.13%, 01/01/28	1.14

Oregon State Department of Administrative Services (FSA Insured), 5.00%, 09/01/11	1.06

TOTAL	13.77%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P Short Term National Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term investment-grade segment of the U.S. municipal bond market as defined by the S&P National 0-5 Year Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 5, 2008 (inception date of the Fund) through February 28, 2009, the total return for the Fund was 3.00%, while the total return for the Index was 2.76%.

BOND CREDIT QUALITY As of 2/28/09
S&P Credit Rating	Percentage of Total Investments *
AAA	27.91%

AA+	3.18

AA	23.99

AA-	30.45

A+	4.16

A	8.15

Not Rated	2.16

TOTAL	100.00%

* Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Jacksonville Electric Authority Revenue, 5.25%, 10/01/11	3.54%

California State Department of Water Resources Supply Revenue, Series A (MBIA Illinois Reinsurance), 5.25%, 05/01/12	2.84

Texas State Transportation Commission Revenue, Series A, 5.00%, 04/01/13	2.76

Oregon State Department of Administrative Services (FSA Insured), 5.00%, 09/01/10	2.57

Pennsylvania State, General Obligations Unlimited, Series 2 (MBIA Illinois Reinsurance), 5.00%, 07/01/13	2.49

New York State Dormitory Authority Revenue (City University of New York) (MBIA Illinois Reinsurance), 5.25%, 07/01/09	2.46

New Jersey State Turnpike Authority Revenue, Series A (MBIA Illinois Reinsurance), 5.75%, 01/01/10	2.38

Harris County, Texas Health Facilities Development Corp. Revenue, Series A (MBIA Illinois Reinsurance) Prerefunded 07/01/09, 5.38%, 07/01/29	2.23

New Jersey State Turnpike Authority Revenue, Series A (MBIA Illinois Reinsurance), 6.00%, 01/01/14	2.08

Orange County Public Financing Authority Lease Revenue (MBIA Illinois Reinsurance), 5.00%, 07/01/11	1.83

TOTAL	25.18%

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P New York Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the New York municipal bond sector of the U.S. municipal bond market as defined by the S&P New York Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 5.65%, while the total return for the Index was 6.22%.

BOND CREDIT QUALITY As of 2/28/09
S&P Credit Rating	Percentage of Total Investments *
AAA	49.55%

AA+	3.90

AA	7.85

AA-	23.81

A+	3.07

A	9.16

A-	1.25

BBB-	0.65

Not Rated	0.76

TOTAL	100.00%

* Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A, 5.00%, 06/15/39	6.07%

New York State, General Obligations Unlimited, Series J Prerefunded 06/01/13, 5.25%, 06/01/28	4.77

New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured), 5.25%, 08/15/15	4.42

Long Island Power Authority, Series A Prerefunded 09/01/11, 5.38%, 09/01/25	4.14

New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured), Prerefunded 01/01/11, 5.25%, 01/01/30	4.03

Metropolitan Transportation Authority, Series B (AMBAC Insured), 5.00%, 11/15/30	3.88

New York State Dormitory Authority Revenue, Series D (MBIA Illinois Reinsurance), 5.25%, 10/01/23	3.06

Long Island Power Authority Revenue, Series L Prerefunded 05/01/11, 5.38%, 05/01/33	2.73

New York City Transitional Finance Authority Revenue, Subseries A-1, 5.00%, 08/01/20	2.68

New York State, General Obligations Unlimited, Series A-1, 5.00%, 08/01/17	2.66

TOTAL	38.44%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

Despite an increasingly volatile market environment, municipal bonds posted positive returns for the reporting period. One factor that affected the municipal market was the U.S. economy, which was in recession throughout the reporting period. The economy grew by just 1.1% in 2008 – compared with 2.0% growth in 2007 and 2.8% growth in 2006 – and actually contracted during the second half of the year. In particular, economic output decreased at a 6.2% annualized rate in the fourth quarter. The deteriorating economic environment was reflected in weak results across a broad swath of economic data. The economy shed more than four million jobs during the reporting period, pushing the unemployment rate up to a 26-year high of 8.1%. Retail sales fell by 8.6% for the reporting period, led by a sharp decline in motor vehicle sales. New home sales fell by 38% in 2008, while existing home sales declined by 13%. Finally, industrial production fell by 11% for the reporting period as factory capacity usage slid from 81% to 71% – the lowest level since 1982.

The economic weakness was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers in the financial sector contributed to an environment of increased government intervention to support the financial sector.

These events led to a significant “flight to quality” as investors fled riskier assets – including municipal bonds – in favor of the relative safety of higher-quality bonds. Consequently, municipal bonds declined significantly in the last few months of 2008 as their yields rose. Municipal bonds typically offer yields that are below Treasury bond yields because of their tax-free interest, but during the late-2008 municipal bond sell-off, municipal yields rose well above Treasury yields, with some rising as high as twice the yield on Treasury securities of comparable maturity. Although municipal bonds rallied sharply in early 2009, their yields remained above those of Treasury bonds at the end of the reporting period.

From a credit quality perspective, the severe economic downturn led to a significant decline in income and property tax revenues for many states and municipalities. As a result, many states faced budget deficits. The most notable was California, with an estimated $42 billion shortfall for the 2009 and 2010 fiscal years. After months of legislative deliberation – and a credit rating downgrade for the state – California approved a plan to close the deficit through a combination of spending cutbacks and income and sales tax increases. However, several of the key elements of this plan require voter approval.

In New York, home of the nation’s financial hub, the downturn in the financial sector contributed to the state’s burgeoning budget deficit. After an emergency legislative session in January 2009, the governor and legislature reached an agreement to balance the fiscal 2009 budget, but they still need to address a projected $13 billion deficit for the 2010 fiscal year. One potentially positive factor for state budgets across the nation is President Obama’s fiscal stimulus package, which is expected to provide some financial support for states.

The reporting period for the Short Term National Municipal Bond Fund began near the end of a sharp sell-off in the municipal bond market as a worsening economic downturn and liquidity crisis in the credit markets caused increasingly risk-averse investors to shift away from riskier assets – including municipal bonds – in favor of the relative safety of higher-quality bonds. However, municipal bonds stabilized in December 2008 and rebounded in early 2009 as their relatively high yields attracted renewed investor demand. Efforts by state governments to balance their budgets and the federal government to stimulate economic growth also provided support for municipal bonds in the first two months of 2009.

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

Performance as of February 28, 2009

	Cumulative Total Returns

	Inception to 2/28/09

iSHARES BOND FUND	NAV	MARKET	INDEX
S&P/Citigroup 1-3 Year International Treasury	(3.12)%	(2.23)%	(3.01)%
S&P/Citigroup International Treasury	(3.17)%	(2.37)%	(3.12)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 1/21/09.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/23/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/28/09, the Funds did not have six months of performance and therefore line graphs are not presented.

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of treasury bonds issued in local currencies by developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 21, 2009 (inception date of the Fund) through February 28, 2009 (the “reporting period”), the total return for the Fund was (3.12)%, while the total return for the Index was (3.01)%.

BOND CREDIT QUALITY As of 2/28/09
S&P Credit Rating	Percentage of Total Investments *
AAA	43.41%

AA+	11.19

AA	20.70

A+	13.87

A-	4.04

Not Rated	6.79

TOTAL	100.00%

* Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Germany (Federal Republic of), 3.50%, 10/14/11	10.70%

Japan (Government of), 1.20%, 06/20/11	10.70

Italy (Republic of), 4.50%, 08/01/10	7.79

Japan (Government of), 1.80%, 12/20/10	4.54

United Kingdom Treasury Bond, 4.25%, 03/07/11	4.40

France (Republic of), 3.00%, 01/12/11	4.09

Canada (Government of), 2.75%, 12/01/10	3.94

Belgium (Kingdom of), 5.75%, 09/28/10	3.94

Spain (Kingdom of), 3.25%, 07/30/10	3.94

Austria (Republic of), 5.25%, 01/04/11	3.93

TOTAL	57.97%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

The iShares S&P/Citigroup International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of treasury bonds issued in local currencies by developed market countries outside the U.S. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 21, 2009 (inception date of the Fund) through February 28, 2009 (the “reporting period”), the total return for the Fund was (3.17)%, while the total return for the Index was (3.12)%.

BOND CREDIT QUALITY As of 2/28/09
S&P Credit Rating	Percentage of Total Investments *
AAA	43.78%

AA+	9.36

AA	21.59

A+	15.27

A-	4.14

Not Rated	5.86

TOTAL	100.00%

* Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Italy (Republic of), 5.00%, 02/01/12	8.61%

France (Republic of), 5.00%, 10/25/16	6.83

Japan (Government of), 1.70%, 03/20/17	6.70

Japan (Government of), 1.30%, 06/20/12	3.92

Germany (Federal Republic of), 4.00%, 01/04/37	3.90

Portugal (Republic of), 5.45%, 09/23/13	3.89

Hellenic Republic, 4.30%, 07/20/17	3.81

Austria (Republic of), 3.50%, 07/15/15	3.75

Netherlands (Kingdom of), 4.00%, 01/15/11	3.33

Belgium (Kingdom of), 5.75%, 09/28/10	3.25

TOTAL	47.99%

Developed market international bonds posted negative returns for the reporting period. One factor contributing to the decline in international bonds was an increase in supply resulting from the severe global economic downturn and the liquidity crisis in the credit markets.

The current worldwide economic slowdown began with a recession in the U.S., where economic output decreased at a 6.2% annualized rate in the fourth quarter of 2008 as the unemployment rate surged to a 26-year high and consumer spending stalled. The downturn spread to Europe, where both the euro zone and the United Kingdom experienced a modest economic contraction in the fourth quarter of 2008, and then to other regions of the world. Most notably, the Japanese economy contracted at a 12% annualized rate in the fourth quarter of 2008.

The economic weakness was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies around the world were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers among financial companies worldwide set in motion unprecedented government intervention on a global scale to support the financial sector.

To stimulate economic activity and restore liquidity in the credit markets, a number of national governments injected capital into their financial systems and took measures to stimulate their economies. In order to finance these actions, governments increased their issuance of Treasury bonds. This increase in supply, which gained momentum in early 2009, caused international Treasury bond prices to fall and yields to rise during the reporting period.

Another factor negatively affecting the performance of international bonds was the stronger U.S. dollar. The dollar rose by approximately 2% versus the euro and more than 8% against the Japanese yen for the reporting period. Perceptions that the U.S., as the first country to enter recession, would be the first one to recover boosted the dollar, as did interest rate cuts by European central banks and a widening trade gap in Japan.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value[a] (9/1/08)	Ending Account Value[a] (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/08 to 2/28/09)
Barclays Short Treasury
Actual	$1,000.00	$1,009.10	0.15%	$0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 1-3 Year Treasury
Actual	1,000.00	1,030.30	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 3-7 Year Treasury
Actual	1,000.00	1,062.40	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 7-10 Year Treasury
Actual	1,000.00	1,070.50	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value[a] (9/1/08)	Ending Account Value[a] (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/08 to 2/28/09)
Barclays 10-20 Year Treasury
Actual	$1,000.00	$1,067.90	0.15%	$0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 20+ Year Treasury
Actual	1,000.00	1,103.90	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays TIPS
Actual	1,000.00	926.60	0.20	0.96
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
S&P California Municipal
Actual	1,000.00	1,007.10	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P National Municipal
Actual	1,000.00	1,006.30	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P Short Term National Municipal
Actual	1,000.00	1,030.00	0.25	0.80
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P New York Municipal
Actual	1,000.00	1,002.90	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
S&P/Citigroup 1-3 Year International Treasury
Actual	1,000.00	968.80	0.35	0.36
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76
S&P/Citigroup International Treasury
Actual	1,000.00	968.30	0.35	0.36
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76

[a]

Account values are based on a start date of November 5, 2008 (commencement of operations) for the iShares S&P Short Term National Municipal Bond Fund and a start date of January 21, 2009 (commencement of operations) for the iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds.

[b]

Except for the actual expenses of the iShares S&P Short Term National Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Actual expenses for the iShares S&P Short Term National Municipal Bond Fund, which commenced operations on November 5, 2008, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (115 days) and divided by the number of days in the year (365 days). Actual expenses for the iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds, which both commenced operations on January 21, 2009, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (38 days) and divided by the number of days in the year (365 days).

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

February 28, 2009

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.95%
U.S. Treasury Notes
3.13%, 04/15/09	$68,600,000	$68,840,099
3.25%, 12/31/09	32,200,000	32,869,436
3.38%, 09/15/09	84,000,000	85,275,118
3.38%, 10/15/09	32,200,000	32,746,753
3.50%, 08/15/09	32,200,000	32,633,737
3.50%, 11/15/09	32,200,000	32,840,133
3.50%, 12/15/09	32,200,000	32,900,670
3.63%, 07/15/09	32,200,000	32,586,399
3.63%, 10/31/09	29,400,000	29,977,121
3.63%, 01/15/10	32,200,000	33,007,580
3.88%, 05/15/09	35,000,000	35,254,799
4.00%, 06/15/09	32,900,000	33,249,397
4.00%, 08/31/09	32,200,000	32,747,721
4.00%, 09/30/09	32,200,000	32,838,202
4.50%, 04/30/09	154,700,000	155,755,053
4.63%, 07/31/09	69,300,000	70,504,433
4.63%, 11/15/09	52,780,000	54,225,116
4.88%, 05/15/09	126,000,000	127,171,800
4.88%, 05/31/09	112,700,000	113,966,749
4.88%, 06/30/09	122,500,000	124,327,695
4.88%, 08/15/09	87,500,000	89,232,503
5.50%, 05/15/09	35,000,000	35,368,550
6.00%, 08/15/09	170,100,000	174,344,001
6.50%, 02/15/10	32,200,000	33,933,327

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,525,510,714)		1,526,596,392

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[a,b]	583,225	$583,225

		583,225

TOTAL SHORT-TERM INVESTMENTS
(Cost: $583,225)		583,225

TOTAL INVESTMENTS IN SECURITIES – 98.99%
(Cost: $1,526,093,939)		1,527,179,617

Other Assets, Less Liabilities – 1.01%		15,626,430

NET ASSETS – 100.00%		$1,542,806,047

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

February 28, 2009

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.94%
U.S. Treasury Notes
1.13%, 12/15/11	$162,192,000	$161,363,196
1.13%, 01/15/12	25,288,000	25,106,432
1.75%, 03/31/10	14,824,000	14,971,054
1.75%, 11/15/11	245,904,000	248,872,081
2.00%, 02/28/10	323,512,000	327,177,401
2.00%, 09/30/10	43,600,000	44,373,465
2.13%, 01/31/10	187,480,000	189,735,390
2.13%, 04/30/10	222,360,000	225,864,385
2.63%, 05/31/10	87,200,000	89,175,079
2.88%, 06/30/10	130,800,000	134,366,912
3.25%, 12/31/09	69,760,000	71,210,307
3.50%, 12/15/09	21,800,000	22,274,367
3.50%, 02/15/10[a]	263,344,000	270,030,307
3.63%, 01/15/10[a]	161,320,000	165,365,923
3.88%, 05/15/10[a]	177,016,000	183,731,997
3.88%, 07/15/10[a]	337,464,000	351,974,935
3.88%, 09/15/10	81,968,000	85,853,282
4.00%, 03/15/10	156,960,000	162,208,745
4.00%, 04/15/10[a]	140,392,000	145,493,849
4.13%, 08/15/10	81,968,000	86,016,408
4.25%, 10/15/10[a]	104,640,000	110,541,687
4.25%, 01/15/11	174,400,000	185,263,369
4.38%, 12/15/10	174,400,000	185,336,631
4.50%, 05/15/10[a]	470,008,000	491,078,431
4.50%, 11/15/10	139,520,000	148,113,033
4.50%, 02/28/11	120,336,000	128,702,966
4.50%, 09/30/11	276,424,000	299,339,574
4.50%, 11/30/11	130,800,000	142,099,812
4.63%, 11/15/09	90,631,000	93,112,476
4.63%, 08/31/11	176,144,000	191,031,684
4.63%, 10/31/11	191,840,000	208,589,569
4.63%, 12/31/11	139,520,000	152,375,369
4.75%, 02/15/10	348,800,000	361,771,851
4.75%, 03/31/11	123,824,000	133,357,206
4.88%, 04/30/11	261,600,000	283,030,275
4.88%, 05/31/11	121,208,000	131,359,170
4.88%, 07/31/11	65,400,000	71,208,825
5.00%, 02/15/11	191,840,000	207,187,215
5.00%, 08/15/11[a]	224,976,000	246,706,407

Security	Shares or Principal	Value
5.13%, 06/30/11	$182,248,000	$198,983,832
5.75%, 08/15/10	82,840,000	88,859,981
6.50%, 02/15/10	173,528,000	182,869,018

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,097,028,690)		7,246,083,896

SHORT-TERM INVESTMENTS – 9.67%

MONEY MARKET FUNDS – 9.67%
Barclays Global Investors Funds Government Money Market Fund, SL Agency Shares 0.19%[b,c,d]	693,478,718	693,478,718
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.14%[b,c]	15,022,805	15,022,805

		708,501,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $708,501,523)		708,501,523

TOTAL INVESTMENTS IN SECURITIES – 108.61%
(Cost: $7,805,530,213)		7,954,585,419
Other Assets, Less Liabilities – (8.61)%		(630,824,827)

NET ASSETS – 100.00%		$7,323,760,592

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

February 28, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.28%
U.S. Treasury Notes
4.00%, 02/15/15[a]	$101,325,000	$111,033,954
4.25%, 09/30/12[a]	104,175,000	113,723,681
4.25%, 08/15/13[a]	41,250,000	45,615,900
4.25%, 08/15/14[a]	93,975,000	104,755,812
4.25%, 11/15/14[a]	40,725,000	45,410,410
4.25%, 08/15/15[a]	39,300,000	43,480,734
4.50%, 11/15/15[a]	26,700,000	30,077,015
4.63%, 07/31/12[a]	94,950,000	104,654,847
4.75%, 05/15/14[a]	48,450,000	55,130,771
4.88%, 02/15/12[a]	162,525,000	178,927,039

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $804,863,560)		832,810,163

SHORT-TERM INVESTMENTS – 45.55%

MONEY MARKET FUNDS – 45.55%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[b,c,d]	321,689,467	321,689,467
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[b,c,d]	54,061,105	54,061,105
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[b,c]	10,247,174	10,247,174

		385,997,746

TOTAL SHORT-TERM INVESTMENTS
(Cost: $385,997,746)		385,997,746

TOTAL INVESTMENTS IN SECURITIES – 143.83%
(Cost: $1,190,861,306)		1,218,807,909
Other Assets, Less Liabilities – (43.83)%		(371,407,384)

NET ASSETS – 100.00%		$847,400,525

a	All or a portion of this security represents a security on loan. See Note 5.
b	Affiliated issuer. See Note 2.
c	The rate quoted is the annualized seven-day yield of the fund at period end.
d	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

February 28, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.99%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	$68,913,000	$87,642,176
7.50%, 11/15/16	62,496,000	80,735,456
9.25%, 02/15/16[a]	36,270,000	50,726,132
U.S. Treasury Notes
2.75%, 02/15/19	19,530,000	19,046,242
3.50%, 02/15/18[a]	108,252,000	112,665,437
3.75%, 11/15/18[a]	227,664,000	241,310,171
3.88%, 05/15/18[a]	134,199,000	143,786,173
4.00%, 08/15/18[a]	174,933,000	188,806,922
4.25%, 11/15/17[a]	103,509,000	113,764,669
4.50%, 02/15/16[a]	100,440,000	112,542,027
4.50%, 05/15/17[a]	245,799,000	274,316,592
4.63%, 11/15/16[a]	181,908,000	204,735,642
4.63%, 02/15/17[a]	227,943,000	256,353,809
4.75%, 08/15/17[a]	251,937,000	285,751,977
4.88%, 08/15/16[a]	237,987,000	271,757,360
5.13%, 05/15/16[a]	122,202,000	141,825,205

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,440,037,721)		2,585,765,990

SHORT-TERM INVESTMENTS – 47.42%

MONEY MARKET FUNDS – 47.42%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[b,c,d]	1,036,291,194	1,036,291,194
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[b,c,d]	174,152,569	174,152,569
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[b,c]	28,113,480	28,113,480

		1,238,557,243

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,238,557,243)		1,238,557,243

Value

TOTAL INVESTMENTS IN SECURITIES – 146.41%
(Cost: $3,678,594,964)	$3,824,323,233
Other Assets, Less Liabilities – (46.41)%	(1,212,176,715)

NET ASSETS – 100.00%	$2,612,146,518

a	All or a portion of this security represents a security on loan. See Note 5.
b	Affiliated issuer. See Note 2.
c	The rate quoted is the annualized seven-day yield of the fund at period end.
d	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

February 28, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.02%
U.S. Treasury Bonds
5.25%, 02/15/29	$6,015,000	$7,044,708
5.50%, 08/15/28[a]	12,525,000	15,051,417
6.13%, 11/15/27[a]	8,175,000	10,468,251
6.25%, 08/15/23[a]	11,310,000	14,188,961
6.50%, 11/15/26[a]	13,260,000	17,529,588
7.50%, 11/15/24[a]	7,500,000	10,794,450
7.63%, 02/15/25	9,555,000	13,926,603
7.88%, 02/15/21	21,450,000	29,821,935
8.00%, 11/15/21[a]	12,825,000	18,162,381
8.88%, 02/15/19[a]	19,920,000	28,902,724

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $160,762,041)		165,891,018

SHORT-TERM INVESTMENTS – 44.06%

MONEY MARKET FUNDS – 44.06%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[b,c,d]	60,855,529	60,855,529
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[b,c,d]	10,226,997	10,226,997
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[b,c]	2,721,477	2,721,477

		73,804,003

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,804,003)		73,804,003

TOTAL INVESTMENTS IN SECURITIES – 143.08%
(Cost: $234,566,044)		239,695,021
Other Assets, Less Liabilities – (43.08)%		(72,169,145)

NET ASSETS – 100.00%		$167,525,876

a	All or a portion of this security represents a security on loan. See Note 5.
b	Affiliated issuer. See Note 2.
c	The rate quoted is the annualized seven-day yield of the fund at period end.
d	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

February 28, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.07%
U.S. Treasury Bonds
3.50%, 02/15/39	$131,820,000	$126,536,650
4.38%, 02/15/38[a]	145,860,000	160,952,134
4.50%, 02/15/36[a]	229,476,000	254,206,612
4.50%, 05/15/38[a]	203,424,000	231,105,942
4.75%, 02/15/37[a]	140,400,000	162,340,307
5.00%, 05/15/37[a]	130,728,000	157,301,095
5.38%, 02/15/31[a]	134,316,000	161,163,081
6.13%, 08/15/29[a]	95,472,000	123,877,790
6.25%, 05/15/30[a]	145,080,000	191,937,944

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,689,120,716)		1,569,421,555

SHORT-TERM INVESTMENTS – 43.69%

MONEY MARKET FUNDS – 43.69%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[b,c,d]	573,535,645	573,535,645
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[b,c,d]	96,384,787	96,384,787
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[b,c]	22,242,258	22,242,258

		692,162,690

TOTAL SHORT-TERM INVESTMENTS
(Cost: $692,162,690)		692,162,690

TOTAL INVESTMENTS IN SECURITIES – 142.76%
(Cost: $2,381,283,406)		2,261,584,245
Other Assets, Less Liabilities – (42.76)%		(677,434,599)

NET ASSETS – 100.00%		$1,584,149,646

a	All or a portion of this security represents a security on loan. See Note 5.
b	Affiliated issuer. See Note 2.
c	The rate quoted is the annualized seven-day yield of the fund at period end.
d	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS TIPS BOND FUND

February 28, 2009

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.53%
U.S. Treasury Inflation-Indexed Bonds
0.63%, 04/15/13[a]	$179,540,051	$174,631,426
0.88%, 04/15/10[a]	640,404,893	632,399,832
1.38%, 07/15/18[a]	254,885,289	237,879,342
1.63%, 01/15/15[a]	530,065,366	510,187,915
1.63%, 01/15/18[a]	223,965,605	212,836,754
1.75%, 01/15/28[a]	263,426,211	230,785,069
1.88%, 07/15/13[a]	613,115,879	610,338,464
1.88%, 07/15/15[a]	462,918,217	451,127,691
2.00%, 04/15/12[a]	165,159,054	166,087,248
2.00%, 01/15/14[a]	562,279,776	559,732,649
2.00%, 07/15/14[a]	558,285,456	555,231,635
2.00%, 01/15/16[a]	454,786,590	442,566,474
2.00%, 01/15/26[a]	426,643,855	388,446,430
2.13%, 01/15/19[a]	130,081,725	130,915,549
2.38%, 04/15/11[a]	424,372,418	429,078,708
2.38%, 01/15/17[a]	366,721,811	364,602,159
2.38%, 01/15/25[a]	635,331,220	609,225,460
2.38%, 01/15/27[a]	263,685,169	253,920,907
2.50%, 07/15/16[a]	431,476,157	432,757,641
2.50%, 01/15/29	181,073,761	179,686,736
2.63%, 07/15/17[a]	254,416,543	259,583,743
3.00%, 07/15/12[a]	606,416,528	629,254,175
3.38%, 01/15/12[a]	164,837,310	172,203,890
3.38%, 04/15/32[a]	134,686,971	159,582,511
3.50%, 01/15/11[a]	302,963,962	313,282,914
3.63%, 04/15/28[a]	487,636,713	555,905,853
3.88%, 04/15/29[a]	474,122,791	560,797,178

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,446,626,321)		10,223,048,353

Security	Shares	Value
SHORT-TERM INVESTMENTS – 43.07%

MONEY MARKET FUNDS – 43.07%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[b,c,d]	3,784,187,094	$3,784,187,094
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[b,c,d]	635,946,641	635,946,641
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[b,c]	3,170,124	3,170,124

		4,423,303,859

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,423,303,859)		4,423,303,859

TOTAL INVESTMENTS IN SECURITIES – 142.60%
(Cost: $14,869,930,180)		14,646,352,212
Other Assets, Less Liabilities – (42.60)%		(4,375,234,475)

NET ASSETS – 100.00%		$10,271,117,737

a	All or a portion of this security represents a security on loan. See Note 5.
b	Affiliated issuer. See Note 2.
c	The rate quoted is the annualized seven- day yield of the fund at period end.
d	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.75%

CALIFORNIA – 97.75%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	$3,500,000	$3,410,120
Bay Area Governments Association Infrastructure Finance Authority (MBIA Illinois Reinsurance-FGIC)
5.00%, 08/01/17	2,990,000	3,121,141
Bay Area Toll Authority Bridge Revenue, Series F
5.00%, 04/01/31	2,050,000	2,012,259
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/31	1,500,000	1,472,385
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F-1
5.50%, 04/01/43	2,100,000	2,117,514
California Educational Facilities Authority, Pepperdine University, Series A (AMBAC Insured)
5.00%, 12/01/35	2,135,000	2,026,243
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	300,000	310,950
California State Department of Water Resources Supply Revenue (MBIA Illinois Reinsurance)
5.00%, 12/01/23	1,000,000	1,034,290
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,385,000	2,570,195
5.50%, 05/01/15	1,000,000	1,072,400
California State Department of Water Resources Supply Revenue, Series A (FSA Insured)
5.25%, 05/01/11	500,000	537,825

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	$1,200,000	$1,351,752
5.38%, 05/01/17	5,000,000	5,651,650
5.38%, 05/01/22	1,100,000	1,243,363
5.88%, 05/01/16	2,400,000	2,749,896
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	5,000,000	5,651,650
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/25	500,000	520,655
California State Department of Water Resources Supply Revenue, Series H (FSA Insured)
5.00%, 05/01/21	2,900,000	3,050,191
5.00%, 05/01/22	500,000	519,895
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/10	2,125,000	2,220,667
5.00%, 01/01/11	2,100,000	2,199,813
California State Economic Recovery, General Obligations Unlimited, Series A (MBIA Illinois Reinsurance-FGIC)
5.25%, 07/01/14	2,150,000	2,331,847
California State Economic Recovery, General Obligations Unlimited, Series B
5.00%, 07/01/23	1,000,000	1,034,570
California State Public Works Board Lease Revenue
5.13%, 06/01/29	500,000	437,895
5.25%, 06/01/30	250,000	230,435

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 01/01/19	$500,000	$508,075
5.63%, 03/01/16	1,000,000	1,002,640
California State Public Works Board Lease Revenue, Series A (MBIA Illinois Reinsurance) Prerefunded 11/01/09
5.75%, 11/01/24	810,000	846,750
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	1,550,000	1,456,876
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/22	775,000	804,109
5.00%, 11/01/30	535,000	521,823
California State University Revenue, Series A (FSA Insured)
5.00%, 11/01/33	1,385,000	1,339,156
California State, General Obligations Unlimited
5.00%, 03/01/16	900,000	959,193
5.00%, 03/01/17	900,000	943,299
5.00%, 08/01/19	1,000,000	1,027,090
5.00%, 08/01/22	500,000	498,095
5.00%, 09/01/35	1,750,000	1,610,367
5.00%, 06/01/37	1,000,000	915,270
5.00%, 11/01/37	1,000,000	914,760
5.25%, 03/01/38	310,000	293,675
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 03/01/22	550,000	549,060
California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/33	2,395,000	2,739,976

Security	Principal	Value
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	$1,000,000	$973,660
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/37	3,050,000	2,929,220
Eastern Bay Municipal Utility District Water System Revenue, Subseries A (MBIA Illinois Reinsurance)
5.00%, 06/01/35	2,900,000	2,853,948
Eastern Municipal Water District, California Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/24	500,000	508,935
5.00%, 07/01/35	580,000	553,030
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	1,500,000	1,352,505
Grossmont Union High School District, Election of 2004, General Obligations Unlimited
5.00%, 08/01/33	550,000	537,840
Hayward, California Unified School District, General Obligations Unlimited
5.00%, 08/01/24	1,000,000	1,031,110
Los Altos, California School District, General Obligations Unlimited, Series B Prerefunded 08/01/11
5.00%, 08/01/17	2,400,000	2,616,336

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FSA Insured)
5.00%, 08/01/20	$1,000,000	$1,055,980
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (MBIA Illinois Reinsurance-FGIC)
5.00%, 08/01/32	3,300,000	3,176,481
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	1,000,000	1,062,270
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B (MBIA Illinois Reinsurance)
4.50%, 07/01/21	1,000,000	1,012,540
Los Angeles County Sanitation Districts Financing Authority, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	482,364
Los Angeles Department of Water & Power Revenue (FGIC Insured) Prerefunded 10/15/09
6.10%, 10/15/39	720,000	751,781
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/37	2,200,000	2,138,158
5.00%, 07/01/39	650,000	630,221
Los Angeles Unified School District, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 07/01/13
5.25%, 07/01/20	1,000,000	1,148,040
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FGIC Insured)
5.00%, 07/01/21	900,000	933,093

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	$500,000	$504,305
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (MBIA Illinois Reinsurance)
4.50%, 07/01/25	1,200,000	1,138,608
4.50%, 01/01/28	2,225,000	2,002,055
Los Angeles Unified School District, General Obligations Unlimited, Series B (FSA Insured)
4.75%, 07/01/19	2,000,000	2,131,900
Los Angeles, California Municipal Improvement Corp. Lease Revenue, Series A
5.00%, 09/01/23	1,500,000	1,513,560
5.00%, 09/01/25	500,000	496,665
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	500,000	548,965
Poway, California Unified School District, Public Financing Authority Lease Revenue Capital Appreciation Bond (FSA Insured)
0.00%, 12/01/42	500,000	388,215
Riverside County Palm Desert Financing Authority Lease Revenue, Series A
6.00%, 05/01/22	1,000,000	1,046,570
Sacramento Area Flood Control Agency (BHAC Insured)
5.63%, 10/01/37	1,000,000	1,040,930
Sacramento County Sanitation District Financing Authority, Series A (AMBAC Insured) Prerefunded 12/01/14
5.00%, 12/01/35	600,000	696,090

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
Sacramento Municipal Utility District Electric Revenue, Series R (MBIA Illinois Reinsurance)
5.00%, 08/15/33	$1,000,000	$946,020
Sacramento Municipal Utility District Electric Revenue, Series U (FSA Insured)
5.00%, 08/15/22	1,000,000	1,034,980
San Bernardino, California Community College District, General Obligations Unlimited, Series A
6.25%, 08/01/33	1,000,000	1,089,090
San Diego County Water Authority Certificates of Participation, Series 2008 A (FSA Insured)
5.00%, 05/01/38	650,000	629,597
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	400,000	391,900
San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured)
4.50%, 07/01/29	5,200,000	4,745,988
San Diego, California Community College District, General Obligations Unlimited, (FSA Insured)
5.00%, 08/01/30	550,000	544,275
San Diego, California Public Facilities Financing Authority Water Revenue, Series A
5.25%, 08/01/38	1,000,000	998,470
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.50%, 11/01/31	1,000,000	887,830
4.75%, 11/01/36	1,100,000	1,011,109
San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured)
4.75%, 07/01/23	1,000,000	1,000,650

Security	Principal	Value
San Jose, California Redevelopment Agency Tax Allocation, Series C (MBIA Illinois Reinsurance)
5.00%, 08/01/25	$500,000	$437,760
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/21	500,000	465,110
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	500,000	494,005
San Mateo County, California Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/36	500,000	477,730
San Mateo County, California Transportation District Sales Tax Revenue, Series A (MBIA Illinois Reinsurance)
4.75%, 06/01/34	495,000	464,498
University of California Regents Medical Center Pooled Revenue, Series A (MBIA Illinois Reinsurance)
4.50%, 05/15/37	3,000,000	2,603,160
University of California Revenue, Series B (AMBAC Insured)
5.25%, 05/15/23	530,000	547,935
University of California Revenue, Series J (FSA Insured)
4.50%, 05/15/35	4,800,000	4,203,600
University of California, Series O (FGIC Insured) Prerefunded 09/01/10
5.13%, 09/01/31	2,535,000	2,712,095
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	503,055

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

February 28, 2009

Security	Shares or Principal	Value
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	$530,000	$544,840

		129,798,887

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $130,674,390)		129,798,887

SHORT-TERM INVESTMENTS – 1.01%

MONEY MARKET FUNDS – 1.01%
Fidelity California AMT Tax-Free Money Market Fund, Institutional Shares
0.46%[a]	1,341,217	1,341,217

		1,341,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,341,217)		1,341,217

TOTAL INVESTMENTS IN SECURITIES – 98.76%
(Cost: $132,015,607)		131,140,104
Other Assets, Less Liabilities – 1.24%		1,642,964

NET ASSETS – 100.00%		$132,783,068

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc. BHAC – Berkshire Hathaway Assurance Corp.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

MBIA – Municipal Bond Insurance Association

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.52%

ARIZONA – 1.81%
Arizona School Facilities Board Certificates of Participation
5.13%, 09/01/21	$1,000,000	$1,053,460
Arizona School Facilities Board Certificates of Participation, Series A (MBIA Illinois Reinsurance) Prerefunded 03/01/13
5.25%, 09/01/17	2,500,000	2,837,500
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/38	14,790,000	14,655,115

		18,546,075

CALIFORNIA – 16.95%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	3,550,000	3,458,836
Bay Area Governments Association Infrastructure Finance Authority (MBIA Illinois Reinsurance-FGIC)
5.00%, 08/01/17	4,000,000	4,175,440
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/31	2,500,000	2,453,975
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/26	1,200,000	1,213,368
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	4,600,000	4,767,900
California State Department of Veterans Affairs Home Purchase Revenue, Series A
4.60%, 12/01/28	800,000	706,088

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A
5.50%, 05/01/10	$760,000	$794,405
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,000,000	2,155,300
5.50%, 05/01/15	3,000,000	3,217,200
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	3,250,000	3,660,995
5.75%, 05/01/17	7,975,000	9,106,892
California State Department of Water Resources Supply Revenue, Series H
5.00%, 05/01/22	5,000,000	5,195,100
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/09	1,000,000	1,012,860
5.00%, 07/01/10	3,030,000	3,166,411
5.00%, 01/01/11	5,525,000	5,787,603
5.25%, 01/01/10	3,295,000	3,404,756
5.25%, 07/01/12	1,185,000	1,276,245
California State Economic Recovery, General Obligations Unlimited, Series A (MBIA Illinois Reinsurance)
5.25%, 07/01/13	4,000,000	4,343,480
California State Economic Recovery, General Obligations Unlimited, Series B
5.00%, 07/01/23	4,690,000	4,902,316
California State Public Works Board Lease Revenue
5.25%, 06/01/30	1,000,000	921,740

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	$2,500,000	$2,349,800
California State, General Obligations Unlimited
4.50%, 08/01/26	1,650,000	1,488,432
5.00%, 02/01/10	500,000	513,710
5.00%, 02/01/11	2,000,000	2,089,060
5.00%, 03/01/16	1,800,000	1,918,386
5.00%, 04/01/16	600,000	639,504
5.00%, 03/01/17	8,200,000	8,609,451
5.00%, 06/01/17	7,250,000	7,592,345
5.00%, 04/01/18	1,800,000	1,890,900
5.00%, 03/01/19	6,125,000	6,269,795
5.00%, 06/01/37	4,250,000	3,889,897
5.00%, 11/01/37	6,600,000	6,037,416
5.00%, 12/01/37	3,400,000	3,109,810
5.25%, 03/01/38	1,000,000	947,340
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	7,645,000	7,443,631
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	2,000,000	2,124,540
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	2,700,000	2,723,247
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (MBIA Illinois Reinsurance)
4.50%, 07/01/25	2,900,000	2,751,636
Los Angeles Unified School District, General Obligations Unlimited, Series D
5.20%, 07/01/29	1,000,000	994,460

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series E (FSA Insured)
4.75%, 07/01/32	$7,800,000	$7,238,634
Los Angeles Wastewater System Revenue, Series A (MBIA Illinois Reinsurance)
5.00%, 06/01/34	4,000,000	3,861,720
Los Angeles, California Community College District, General Obligations Unlimited, Series F-1
5.00%, 08/01/33	1,000,000	975,170
Los Angeles, California Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	4,500,000	4,516,155
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	2,500,000	2,744,825
Metropolitan Water District of Southern California Waterworks Revenue, Series C
5.00%, 07/01/35	2,400,000	2,392,872
San Diego County Water Authority Certificates of Participation, Series 2008 A (FSA Insured)
5.00%, 05/01/38	950,000	920,179
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	1,500,000	1,469,625
San Diego Unified School District, General Obligations Unlimited, Series D-2 (FSA Insured)
4.75%, 07/01/27	8,000,000	7,855,360

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
San Francisco Bay Area Rapid Transit District, General Obligations Unlimited, Series B
5.00%, 08/01/32	$1,400,000	$1,408,554
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.75%, 11/01/36	2,000,000	1,838,380
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	3,405,000	3,364,174
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13
5.00%, 07/01/33	1,500,000	1,706,415
University of California Revenue, Series M (FGIC Insured) Prerefunded 09/01/09
5.13%, 09/01/30	3,600,000	3,717,396

		173,113,729

COLORADO – 2.81%
Colorado Department of Transportation Revenue (AMBAC Insured)
6.00%, 06/15/10	925,000	982,156
Colorado Department of Transportation Revenue, Series B (MBIA Illinois Reinsurance-FGIC)
5.00%, 12/15/15	7,670,000	8,675,460
Colorado State Higher Education Certificate of Participation
5.25%, 11/01/23	1,000,000	1,034,050
Lower Colorado River Authority Revenue
5.75%, 05/15/28	940,000	958,086

Security	Principal	Value
Lower Colorado River Authority Revenue, Series A
6.25%, 05/15/28	$1,500,000	$1,591,245
Regional Transportation District Sales Tax Revenue, Series A (FSA Insured)
4.50%, 11/01/34	15,175,000	13,689,823
Regional Transportation District Sales Tax Revenue, Series A (AMBAC Insured) Prerefunded 11/01/16
5.00%, 11/01/36	1,500,000	1,747,455

		28,678,275

CONNECTICUT – 0.42%
Connecticut State, General Obligations Unlimited
5.00%, 03/15/11	2,500,000	2,687,350
Connecticut State, General Obligations Unlimited, Series C
5.00%, 11/01/24	1,500,000	1,600,680

		4,288,030

DISTRICT OF COLUMBIA – 0.35%
District of Columbia Ballpark Revenue, Series B-1 (MBIA Illinois Reinsurance-FGIC)
5.00%, 02/01/31	2,000,000	1,564,200
District of Columbia University Revenue, Georgetown University, Series C
5.25%, 04/01/34	1,000,000	1,053,890
District of Columbia Water & Sewer Authority Public Utility Revenue, Series A
5.50%, 10/01/39	1,000,000	1,008,100

		3,626,190

FLORIDA – 3.83%
Citizens Property Insurance Corp., Series A (MBIA Illinois Reinsurance)
5.00%, 03/01/17	9,830,000	9,743,004

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	$6,000,000	$6,226,680
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (MBIA Illinois Reinsurance-IBC)
5.00%, 07/01/12	5,900,000	6,122,902
Florida State Board of Education, General Obligations Unlimited, Series C
5.00%, 06/01/25	1,995,000	2,035,738
Miami-Dade County Educational Facilities Authority Revenue, Series A (AMBAC Insured) Prerefunded 04/01/10
5.75%, 04/01/29	3,000,000	3,192,930
Miami-Dade County Water & Sewer Revenue, Series C
5.38%, 10/01/24	2,500,000	2,621,125
Seminole County Water & Sewer Revenue
5.00%, 10/01/31	3,600,000	3,495,456
5.00%, 10/01/36	5,950,000	5,692,424

		39,130,259

GEORGIA – 1.82%
Georgia State Road & Toll Highway Authority Revenue, Series A
5.00%, 06/01/10	1,000,000	1,047,270
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/16	5,000,000	5,710,950
Gwinnett County School District, General Obligations Unlimited
5.00%, 02/01/11	2,850,000	3,053,661
5.00%, 02/01/13	2,625,000	2,939,265

Security	Principal	Value
Metropolitan Atlanta Rapid Transit Authority Revenue, Series B (FSA Insured)
5.00%, 07/01/37	$2,000,000	$1,993,860
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B (FSA Insured)
5.00%, 07/01/27	1,625,000	1,657,110
Municipal Electric Authority of Georgia Revenue, Subseries D
5.75%, 01/01/19	2,000,000	2,222,740

		18,624,856

HAWAII – 1.53%
Hawaii State, General Obligations Unlimited, Series CT (FSA Insured) Prerefunded 09/01/09
5.88%, 09/01/19	975,000	1,011,387
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/11	4,000,000	4,322,200
5.00%, 07/01/13	4,500,000	5,041,035
5.00%, 07/01/15	2,200,000	2,502,764
Honolulu, Hawaii City & County Wastewater System Revenue, Series A (MBIA Illinois Reinsurance)
5.00%, 07/01/36	2,800,000	2,738,568

		15,615,954

ILLINOIS – 6.08%
Chicago Board of Education, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 12/01/27	5,600,000	5,565,896
Chicago Skyway Toll Bridge (AMBAC Insured) Prerefunded 01/01/11
5.50%, 01/01/31	5,500,000	5,984,935

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
Chicago, Illinois General Obligations Unlimited, Series A (MBIA Illinois Reinsurance-FGIC)
5.00%, 01/01/29	$900,000	$884,376
Chicago, Illinois General Obligations Unlimited, Series A (MBIA Illinois Reinsurance) Prerefunded 01/01/11
5.25%, 01/01/33	3,000,000	3,252,600
5.50%, 01/01/38	8,255,000	8,987,549
Illinois State Toll Highway Authority Revenue, Series A (FSA Insured)
5.00%, 01/01/23	1,225,000	1,259,092
Illinois State Toll Highway Authority Revenue, Series A-1 (FSA Insured)
5.00%, 01/01/24	2,700,000	2,764,827
Illinois State Toll Highway Authority Revenue, Series B
5.50%, 01/01/33	1,000,000	1,022,400
Illinois State Toll Highway Authority, Series A-2 (FSA Insured)
5.00%, 01/01/31	6,295,000	7,294,394
Illinois State, General Obligations Unlimited, Series A
5.00%, 03/01/34	8,595,000	8,498,220
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	14,000,000	15,478,400
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series B (MBIA Illinois Reinsurance-FGIC)
5.00%, 06/15/21	1,115,000	1,150,490

		62,143,179

Security	Principal	Value
INDIANA – 0.52%
Indiana Finance Authority Highway Revenue, Series A (MBIA Illinois Reinsurance-FGIC)
4.50%, 12/01/23	$1,000,000	$977,980
4.50%, 12/01/24	4,450,000	4,309,024

		5,287,004

KENTUCKY – 0.56%
Kentucky State Property & Buildings Revenue
5.00%, 11/01/20	5,350,000	5,680,630

		5,680,630

MARYLAND – 3.09%
Maryland State Department of Transportation Revenue
5.00%, 05/01/14	2,000,000	2,265,560
5.00%, 02/15/23	2,500,000	2,676,275
Maryland State Transportation Authority Revenue (FSA Insured)
5.00%, 07/01/38	2,000,000	2,014,720
Maryland State, General Obligations Unlimited
5.00%, 02/01/11	5,500,000	5,894,130
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	400,000	452,736
5.00%, 07/15/14	1,875,000	2,142,769
5.00%, 08/01/15	2,500,000	2,888,225
Maryland State, General Obligations Unlimited, Series A
5.25%, 02/15/13	2,500,000	2,825,675
5.25%, 03/01/16	400,000	468,208
Maryland State, General Obligations Unlimited, Series A-2
5.00%, 08/01/11	1,000,000	1,088,560

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
Maryland State, General Obligations Unlimited, Series B
5.25%, 02/15/12	$8,000,000	$8,862,320

		31,579,178

MASSACHUSETTS – 6.65%
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured)
4.50%, 08/15/35	17,400,000	15,453,636
5.00%, 08/15/37	2,850,000	2,786,445
Massachusetts School Building Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 08/15/17	1,000,000	1,117,570
5.00%, 08/15/30	5,000,000	5,052,150
Massachusetts State Special Obligation Revenue, Series A (FSA Insured)
5.00%, 12/15/14	1,875,000	2,121,581
Massachusetts State, General Obligations Limited, Series C
5.50%, 12/01/09	4,000,000	4,150,040
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	5,000,000	5,361,100
Massachusetts State, General Obligations Limited, Series D (MBIA Illinois Reinsurance)
5.50%, 11/01/13	3,330,000	3,831,831
6.00%, 11/01/13	3,000,000	3,504,000
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 09/01/28	4,410,000	4,496,965
Massachusetts State, General Obligations Unlimited, Series A (MBIA Illinois Reinsurance)
5.50%, 02/01/10	4,000,000	4,178,400
5.50%, 02/01/11	5,390,000	5,816,996

Security	Principal	Value
Massachusetts State, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 03/01/15
5.00%, 03/01/23	$4,000,000	$4,599,920
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 11/01/16	1,100,000	1,263,889
Massachusetts State, General Obligations Unlimited, Series C (FSA Insured)
5.50%, 12/01/17	500,000	591,085
Massachusetts State, General Obligations Unlimited, Series D
5.50%, 10/01/16	1,100,000	1,295,305
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 11/01/25	1,115,000	1,197,510
Massachusetts Water Resources Authority Revenue, Series D (MBIA Illinois Reinsurance)
5.50%, 08/01/11	1,000,000	1,097,270

		67,915,693

MICHIGAN – 0.63%
Detroit City School District, General Obligations Unlimited, Series A (FSA Q-SBLF Insured)
5.25%, 05/01/30	2,500,000	2,304,750
Detroit, Michigan Sewer Disposal System Revenue, Series A (FSA Insured) Prerefunded 07/01/13
5.00%, 07/01/32	3,000,000	3,381,960
Michigan State, General Obligations Unlimited, Series A
5.00%, 11/01/20	760,000	771,902

		6,458,612

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
MINNESOTA – 0.51%
Minnesota State, General Obligations Unlimited
5.00%, 11/01/11	$2,800,000	$3,067,064
5.00%, 08/01/25	2,000,000	2,111,060

		5,178,124

MISSOURI – 1.06%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (MBIA Illinois Reinsurance)
5.00%, 01/01/34	2,000,000	1,486,740
Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	625,000	705,137
5.25%, 05/01/18	3,000,000	3,462,630
Missouri State Highways & Transit Commission State Road Revenue, Series B
5.00%, 05/01/26	5,000,000	5,181,700

		10,836,207

NEVADA – 1.00%
Clark County School District, General Obligations Limited, Series A
5.00%, 06/15/27	6,000,000	5,838,240
Clark County School District, General Obligations Limited, Series A (MBIA Illinois Reinsurance-FGIC)
5.00%, 06/15/25	1,350,000	1,327,738
Nevada State Capitol Building, General Obligations Limited, Series C
5.00%, 06/01/27	3,000,000	3,028,560

		10,194,538

NEW JERSEY – 5.51%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue, Series A (FSA Insured)
5.75%, 11/01/28	7,040,000	8,040,666

Security	Principal	Value
New Jersey Economic Development Authority Revenue, Series K (AMBAC Insured)
5.25%, 12/15/16	$2,870,000	$3,179,501
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured)
5.50%, 09/15/09	1,005,000	1,025,733
New Jersey State Turnpike Authority Revenue, Series A (FSA Insured)
5.00%, 01/01/20	7,700,000	8,155,335
5.00%, 01/01/21	1,000,000	1,054,270
New Jersey Transportation Trust Fund Authority Revenue, Series A
5.25%, 12/15/20	3,080,000	3,319,932
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.00%, 12/15/34	1,450,000	1,395,016
New Jersey Transportation Trust Fund Authority Revenue, Series B
5.25%, 12/15/19	2,960,000	3,244,693
New Jersey Transportation Trust Fund Authority Revenue, Series B (MBIA Illinois Reinsurance)
5.25%, 12/15/14	3,750,000	4,073,962
New Jersey Transportation Trust Fund Authority Revenue, Series C (FGIC Insured)
5.25%, 06/15/12	400,000	446,808
New Jersey Transportation Trust Fund Authority Revenue, Series C (FSA Insured)
5.50%, 12/15/10	4,945,000	5,309,892
5.50%, 12/15/11	3,715,000	4,096,753

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
New Jersey Transportation Trust Fund Authority, Series A (FSA Insured)
4.25%, 12/15/22	$8,500,000	$8,327,365
New Jersey Transportation Trust Fund Authority, Series B (MBIA Illinois Reinsurance-FGIC)
5.25%, 12/15/12	4,300,000	4,660,125

		56,330,051

NEW YORK – 15.97%
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/47	1,520,000	1,231,489
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Illinois Reinsurance)
4.50%, 02/15/47	1,600,000	1,181,712
Long Island Power Authority Revenue, Series A
5.75%, 04/01/39	2,500,000	2,571,775
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	1,100,000	1,155,913
Long Island Power Authority Revenue, Series A (MBIA Illinois Reinsurance-FGIC)
5.25%, 12/01/20	2,000,000	2,045,500
Metropolitan Transportation Authority Revenue, Series A
5.13%, 01/01/24	2,700,000	2,703,510
5.50%, 01/01/15	1,660,000	1,840,508
Metropolitan Transportation Authority Revenue, Series C
6.25%, 11/15/23	2,700,000	3,031,722
New York City Municipal Water Finance Authority Water & Sewer System Revenue Prerefunded 06/15/10
5.50%, 06/15/33	2,000,000	2,130,940

Security	Principal	Value
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
4.75%, 06/15/30	$4,850,000	$4,655,030
5.00%, 06/15/38	6,250,000	6,062,562
5.00%, 06/15/39	2,325,000	2,254,273
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/21	1,000,000	1,058,160
5.00%, 06/15/22	5,000,000	5,217,700
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
5.00%, 06/15/35	700,000	681,961
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC
5.00%, 06/15/34	2,900,000	2,830,632
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/38	7,200,000	6,984,072
New York City Transit Authority, Certificates of Participation, Series A (AMBAC Insured) Prerefunded 01/01/10
5.25%, 01/01/29	2,000,000	2,097,740
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
5.50%, 07/15/28	3,255,000	3,333,869
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/13	4,570,000	5,114,104
5.00%, 11/01/14	4,500,000	5,068,035

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
New York City, General Obligations Unlimited, Series A-1
4.75%, 08/15/25	$1,000,000	$943,000
5.25%, 08/15/23	5,000,000	5,041,100
New York City, General Obligations Unlimited, Series O
5.00%, 06/01/20	2,000,000	2,029,580
New York Local Government Assistance Corp. Revenue, Series A-2
5.00%, 04/01/09	380,000	381,562
New York Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	1,000,000	1,172,620
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	4,000,000	4,158,720
New York State Dormitory Authority Revenue, Series A (MBIA Illinois Reinsurance-FGIC)
5.50%, 07/01/18	1,405,000	1,544,320
New York State Dormitory Authority Revenue, Series D (MBIA Illinois Reinsurance)
5.25%, 10/01/23	1,050,000	1,067,461
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/25	3,700,000	3,810,667
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	500,000	505,500

Security	Principal	Value
New York State Dormitory Authority State Personal Income Tax Revenue, Series B (AMBAC Insured)
5.50%, 03/15/26	$3,885,000	$4,334,106
New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 12/15/31	3,500,000	3,462,165
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 03/15/36	4,200,000	4,102,476
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	2,000,000	1,999,940
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	1,600,000	1,608,016
New York State Thruway Authority Revenue
5.50%, 04/01/11	1,160,000	1,249,308
New York State Thruway Authority Revenue, Series A
5.00%, 03/15/10	1,000,000	1,040,500
New York State Thruway Authority Revenue, Series B
5.00%, 04/01/27	6,485,000	6,469,371
New York State Thruway Authority Revenue, Series B (AMBAC Insured)
5.00%, 04/01/21	840,000	876,851
New York State Thruway Authority Revenue, Series B (FSA Insured)
5.00%, 04/01/14	8,855,000	9,786,989

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
New York State Thruway Authority Revenue, Series H (MBIA Illinois Reinsurance)
5.00%, 01/01/20	$3,400,000	$3,614,540
5.00%, 01/01/21	3,400,000	3,570,816
New York State Thruway Authority Revenue, Series H (MBIA Illinois Reinsurance-FGIC)
5.00%, 01/01/22	1,280,000	1,321,485
5.00%, 01/01/23	720,000	733,349
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	1,700,000	1,742,789
New York State Urban Development Corp. Revenue, Series B-1
5.00%, 03/15/36	2,000,000	1,950,720
New York State Urban Development Corp. Revenue, Series D
5.63%, 01/01/28	800,000	819,064
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A
5.50%, 01/01/17	690,000	715,157
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured) Prerefunded 01/01/11
5.25%, 01/01/30	6,250,000	6,707,875
New York State, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.50%, 06/01/23	1,000,000	1,157,000
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	8,100,000	7,859,187

Security	Principal	Value
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 11/15/35	$3,000,000	$2,922,120
Triborough Bridge & Tunnel Authority Revenue, Series B
5.00%, 11/15/32	9,350,000	9,183,570
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/31	2,000,000	1,970,480

		163,103,611

NORTH CAROLINA – 4.07%
Charlotte, North Carolina Water & Sewer System Revenue
5.00%, 07/01/38	2,000,000	2,010,260
North Carolina State, General Obligations Unlimited
5.00%, 03/01/12	15,545,000	17,134,632
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/10	750,000	784,845
5.00%, 04/01/13	12,000,000	13,493,880
University of North Carolina Revenue
5.00%, 12/01/36	8,100,000	8,150,787

		41,574,404

OHIO – 2.21%
Cincinnati City School District, General Obligations Unlimited (MBIA Illinois Reinsurance-FGIC)
5.25%, 12/01/25	4,820,000	5,194,659
Columbus Sewer Revenue, Series A
5.00%, 06/01/31	8,250,000	8,313,443
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10
5.25%, 12/01/32	2,985,000	3,189,353

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1
5.75%, 06/15/19	$2,000,000	$2,334,580
Ohio State, General Obligations Unlimited, Series A
5.38%, 09/01/28	1,970,000	2,059,399
Ohio State, General Obligations Unlimited, Series A (MBIA Illinois Reinsurance)
5.00%, 08/01/11	1,365,000	1,478,472

		22,569,906

OREGON – 3.47%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/09	1,100,000	1,124,662
5.00%, 09/01/11	10,000,000	10,856,800
Oregon State Department of Transportation Highway User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,518,151
Oregon State, General Obligations Unlimited, Series A
4.50%, 08/01/32	15,815,000	14,771,684
Portland, Oregon Sewer System Revenue, Series A (MBIA Illinois Reinsurance)
5.00%, 06/01/14	2,850,000	3,216,653
Tri-County Metropolitan Transportation District (MBIA Illinois Reinsurance)
4.00%, 05/01/14	2,000,000	2,002,820

		35,490,770

PENNSYLVANIA – 1.21%
Pennsylvania State Public School Building Authority, Series A (FSA Insured)
5.00%, 06/01/31	1,800,000	1,766,664

Security	Principal	Value
Pennsylvania State, General Obligations Unlimited, Series 1
5.00%, 08/01/10	$2,000,000	$2,114,340
Pennsylvania State, General Obligations Unlimited, Series 2
5.00%, 01/01/20	3,500,000	3,808,035
Pennsylvania State, General Obligations Unlimited, Series 2 (MBIA Illinois Reinsurance)
5.00%, 07/01/11	500,000	541,000
Pennsylvania State, General Obligations Unlimited, Series 3 (FSA Insured)
5.00%, 09/01/14	1,250,000	1,418,425
Pennsylvania State, General Obligations Unlimited, Series A-2
5.00%, 08/01/16	1,405,000	1,611,268
5.00%, 08/01/18	1,000,000	1,133,600

		12,393,332

PUERTO RICO – 1.02%
Puerto Rico Commonwealth, General Obligations Unlimited, Series A
5.00%, 07/01/23	1,000,000	865,540
Puerto Rico Highway & Transportation Authority Highway Revenue, Series CC (FSA Insured)
5.25%, 07/01/36	3,035,000	2,903,311
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/25	7,275,000	6,623,524

		10,392,375

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
SOUTH CAROLINA – 3.05%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	$11,775,000	$13,496,152
South Carolina State Public Services Authority Revenue, Series A
5.50%, 01/01/38	3,800,000	3,913,240
South Carolina State Public Services Authority Revenue, Series A (AMBAC Insured)
5.00%, 01/01/20	8,250,000	8,701,935
South Carolina State Public Services Authority Revenue, Series A (MBIA Illinois Reinsurance)
5.00%, 01/01/17	1,500,000	1,697,055
South Carolina State Public Services Authority Revenue, Series D (FSA Insured)
5.00%, 01/01/10	500,000	517,375
5.00%, 01/01/21	2,700,000	2,787,426

		31,113,183

TENNESSEE – 0.68%
Tennessee Energy Acquisition Corp. Gas Revenue, Series C
5.00%, 02/01/19	5,275,000	3,945,753
Tennessee State, General Obligations Unlimited, Series C
5.00%, 09/01/10	2,815,000	2,983,224

		6,928,977

TEXAS – 8.89%
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/15/30	4,000,000	4,060,320

Security	Principal	Value
Dallas Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/25	$700,000	$721,707
Dallas Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/15/28	6,500,000	6,605,430
Dallas, Texas Waterworks & Sewer System Revenue (AMBAC Insured)
5.00%, 10/01/17	750,000	863,183
Harris County, Texas General Obligations Limited, Series A
5.25%, 10/01/24	5,000,000	5,227,450
Harris County, Texas General Obligations Limited, Series B
5.00%, 10/01/25	4,000,000	4,141,080
Harris County, Texas Health Facilities Development Corp. Revenue, Series A (MBIA Illinois Reinsurance) Prerefunded 07/01/09
5.38%, 07/01/29	225,000	231,008
Houston, Texas General Obligations Limited, Series A
5.25%, 03/01/28	1,235,000	1,266,171
Klein Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/01/38	840,000	838,681
North Texas Municipal Water District Water System Revenue
5.00%, 09/01/38	1,700,000	1,679,311
North Texas Tollway Authority Revenue, Series A (MBIA Illinois Reinsurance)
5.13%, 01/01/28	12,390,000	11,654,406

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
North Texas Tollway Authority Revenue, Series F
5.75%, 01/01/38	$1,000,000	$908,770
Plano Independent School District, General Obligations Unlimited, Series A
5.25%, 02/15/34	1,700,000	1,736,533
San Antonio, Texas Electric & Gas Revenue
5.00%, 02/01/25	2,750,000	2,801,975
5.00%, 02/01/32	5,335,000	5,327,584
5.38%, 02/01/14	1,000,000	1,130,270
5.38%, 02/01/16	2,000,000	2,158,440
Texas State Economic Development Bank, General Obligations Unlimited
5.00%, 04/01/27	1,300,000	1,331,434
5.00%, 04/01/28	1,000,000	1,014,260
5.00%, 04/01/30	2,850,000	2,871,860
Texas State Transportation Commission Revenue
5.00%, 04/01/24	6,250,000	6,526,625
5.00%, 04/01/27	9,650,000	9,862,204
Texas State, General Obligations Unlimited
4.50%, 04/01/33	5,000,000	4,632,100
Texas State, General Obligations Unlimited, Series A
4.75%, 04/01/35	5,600,000	5,365,416
5.00%, 04/01/26	2,850,000	2,917,175
5.00%, 04/01/33	5,000,000	4,999,750

		90,873,143

UTAH – 0.90%
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	1,500,000	1,695,660
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/10	5,635,000	5,976,650

Security	Principal	Value
Utah Transportation Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 06/15/32	$1,500,000	$1,503,210

		9,175,520

WASHINGTON – 1.60%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A
5.00%, 11/01/36	3,150,000	3,103,317
King County, Washington Sewer Revenue
5.00%, 01/01/38	6,350,000	6,244,781
Washington State, General Obligations Unlimited, Series A
5.00%, 07/01/27	4,750,000	4,867,325
Washington State, General Obligations Unlimited, Series C
5.00%, 01/01/27	1,000,000	1,025,810
Washington State, General Obligations Unlimited, Series R-A (AMBAC Insured)
5.00%, 01/01/21	1,000,000	1,060,160

		16,301,393

WISCONSIN – 0.32%
Wisconsin State, General Obligation Unlimited, Series 1
5.00%, 05/01/18	3,000,000	3,279,270

		3,279,270

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $1,003,648,252)		1,006,422,468

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.26%

MONEY MARKET FUNDS – 0.26%
Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio, Institutional Shares
0.53%[a]	2,675,783	$2,675,783

		2,675,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,675,783)		2,675,783

TOTAL INVESTMENTS IN SECURITIES – 98.78%
(Cost: $1,006,324,035)		1,009,098,251

Other Assets, Less Liabilities – 1.22%		12,482,634

NET ASSETS – 100.00%		$1,021,580,885

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc. BHAC – Berkshire Hathaway Assurance Corp.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

GTD – Guaranteed Bond

IBC – Insured Bond Certificates

MBIA – Municipal Bond Insurance Association

PSF – Permanent School Fund

Q-SBLF – Qualified Student Bond Loan Fund

a	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P SHORT TERM NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.61%

ARIZONA – 1.33%
Arizona School Facility Board Revenue Prerefunded 07/01/11
5.50%, 07/01/17	$500,000	$548,205

		548,205

CALIFORNIA – 17.48%
California Infrastructure & Economic Development Bank Revenue, Series A (AMBAC Insured)
5.00%, 10/01/09	500,000	512,090
California State Department of Water Resources Supply Revenue, Series A (MBIA Illinois Reinsurance)
5.25%, 05/01/12	1,080,000	1,171,184
California State Economic Recovery, General Obligations Unlimited, Series A
4.00%, 07/01/09	500,000	504,755
California State Economic Recovery, General Obligations Unlimited, Series A (MBIA Illinois Reinsurance)
5.00%, 07/01/10	500,000	522,510
5.00%, 07/01/12	250,000	267,517
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/11
5.00%, 07/01/23	475,000	499,196
California State, General Obligations Unlimited
5.25%, 02/01/14	100,000	106,843
6.10%, 10/01/09	450,000	460,867
California State, General Obligations Unlimited (MBIA Illinois Reinsurance)
5.50%, 03/01/13	200,000	209,942
6.00%, 10/01/10	125,000	132,094

Security	Principal	Value
California State, General Obligations Unlimited (XLCA Insured) Prerefunded 10/01/10
5.25%, 10/01/23	$325,000	$343,860
Los Angeles Unified School District, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 07/01/13
5.00%, 07/01/24	285,000	324,219
Los Angeles Unified School District, General Obligations Unlimited, Series C (MBIA Illinois Reinsurance) Prerefunded 07/01/09
5.25%, 07/01/24	670,000	687,601
Orange County Public Financing Authority Lease Revenue (MBIA Illinois Reinsurance)
5.00%, 07/01/11	720,000	756,346
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13
5.00%, 07/01/33	500,000	568,805
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/13	125,000	139,262

		7,207,091

CONNECTICUT – 1.18%
Connecticut State, General Obligations Unlimited, Series D Prerefunded 11/15/11
5.13%, 11/15/18	450,000	486,567

		486,567

FLORIDA – 7.63%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/10	500,000	513,135
Florida State Department of Environmental Protection & Preservation Revenue, Series A (MBIA Illinois Reinsurance)
5.75%, 07/01/10	400,000	420,560

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
Florida State Department of Environmental Protection & Preservation Revenue, Series B (MBIA Illinois Reinsurance)
5.00%, 07/01/10	$500,000	$520,745
Florida State Turnpike Authority (FSA Insured)
5.25%, 07/01/11	215,000	231,383
Jacksonville Electric Authority Revenue
5.25%, 10/01/11	1,350,000	1,459,836

		3,145,659

GEORGIA – 2.30%
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series B Prerefunded 05/01/12
5.00%, 05/01/20	400,000	441,964
Georgia State Road & Tollway Authority Federal Highway Grant Revenue
5.00%, 06/01/09	500,000	505,725

		947,689

HAWAII – 1.29%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/13	475,000	532,109

		532,109

ILLINOIS – 2.36%
Chicago, Illinois Waterworks Revenue (AMBAC Insured) Prerefunded 11/01/11
5.00%, 11/01/31	300,000	327,495
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	100,000	110,560
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (MBIA Illinois Reinsurance)
5.25%, 06/15/11	495,000	534,387

		972,442

Security	Principal	Value
INDIANA – 1.35%
Indianapolis Local Public Improvement Bond Bank Revenue, Series A (MBIA Illinois Reinsurance) Prerefunded 07/01/12
5.25%, 07/01/33	$500,000	$558,670

		558,670

KENTUCKY – 1.79%
Kentucky State Turnpike Authority (AMBAC Insured)
5.50%, 07/01/09	725,000	736,890

		736,890

MARYLAND – 2.99%
Maryland State Department of Transportation Consolidated Revenue
5.00%, 05/01/12	400,000	441,480
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	500,000	565,920
5.00%, 08/01/13	200,000	226,590

		1,233,990

MASSACHUSETTS – 4.41%
Massachusetts State Special Obligations Revenue (FSA Insured)
5.00%, 12/15/13	350,000	393,449
Massachusetts State Special Obligations Revenue, Series A (FGIC Insured) Prerefunded 06/01/12
5.38%, 06/01/20	500,000	555,345
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/11	400,000	442,012
Massachusetts State, General Obligations Limited, Series C (MBIA Illinois Reinsurance)
6.00%, 08/01/09	200,000	204,588

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/12	$200,000	$221,546

		1,816,940

MICHIGAN – 0.29%
Detroit, Michigan Water Supply System Revenue, Series A (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/33	110,000	119,146

		119,146

NEW JERSEY – 12.67%
New Jersey Building Authority, Series B
5.00%, 06/15/13	425,000	469,217
New Jersey Economic Development Authority Revenue, Series A
5.00%, 05/01/12	500,000	535,315
5.00%, 05/01/13	250,000	269,485
New Jersey State Transit Corp. Certificates of Participation, Series A (AMBAC Insured)
5.50%, 09/15/13	400,000	429,820
New Jersey State Turnpike Authority Revenue, Series A (MBIA Illinois Reinsurance)
5.75%, 01/01/10	950,000	982,746
6.00%, 01/01/14	725,000	856,036
New Jersey State, General Obligations Unlimited (FGIC Insured) Prerefunded 08/01/12
5.00%, 08/01/22	200,000	222,590
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/13	425,000	478,605
New Jersey Transportation Trust Fund Authority Revenue, Series A (MBIA Illinois Reinsurance)
5.25%, 12/15/09	275,000	282,378

Security	Principal	Value
New Jersey Transportation Trust Fund Authority Revenue, Series C (FSA Insured)
5.50%, 12/15/10	$550,000	$590,585
New Jersey Transportation Trust Fund Authority, Series C
5.00%, 06/15/10	100,000	105,306

		5,222,083

NEW MEXICO – 1.33%
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	500,000	547,590

		547,590

NEW YORK – 18.67%
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/10	450,000	471,582
Metropolitan Transportation Authority Revenue, Series H
5.25%, 11/15/11	500,000	532,390
New York City Transitional Finance Authority Revenue, Subseries D-1
5.00%, 11/01/10	550,000	583,578
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/11	250,000	271,338
New York Local Government Assistance Corp. Revenue, Series A-2
5.00%, 04/01/09	620,000	622,548
New York State Dormitory Authority Revenue (City University of New York) (MBIA Illinois Reinsurance)
5.25%, 07/01/09	1,000,000	1,012,590

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
New York State Dormitory Authority Revenue (City University of New York) (FSA Insured) Prerefunded 07/01/09
5.50%, 07/01/29	$500,000	$513,490
New York State Local Government Assistance Corp., Series A
5.00%, 04/01/12	500,000	547,225
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.25%, 11/15/18	400,000	454,020
New York State Urban Development Corp., Community Enhancement Facilities Revenue (AMBAC Insured) Prerefunded 04/01/09
5.13%, 04/01/18	375,000	380,400
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	250,000	259,115
New York State, General Obligations Unlimited, Series A-1
5.00%, 08/01/13	425,000	457,976
New York State, General Obligations Unlimited, Series B
5.50%, 08/01/10	500,000	527,635
New York State, General Obligations Unlimited, Series G
5.00%, 08/01/11	500,000	532,255
New York State, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/11	500,000	532,255

		7,698,397

Security	Principal	Value
OHIO – 2.68%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.00%, 06/15/11	$525,000	$565,562
Ohio State Revenue, Series II-A (AMBAC Insured)
5.00%, 08/01/11	500,000	539,780

		1,105,342

OREGON – 3.18%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/10	1,000,000	1,058,520
Oregon State Department of Transportation Highway User Tax Revenue, Series A Prerefunded 11/15/12
5.13%, 11/15/26	225,000	253,242

		1,311,762

PENNSYLVANIA – 4.74%
Delaware Valley Regional Financial Authority Revenue
5.50%, 07/01/12	250,000	271,523
Pennsylvania State, General Obligations Unlimited, Series 2 (MBIA Illinois Reinsurance)
5.00%, 07/01/10	500,000	527,535
5.00%, 07/01/13	915,000	1,027,435
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (FGIC Insured) Prerefunded 11/01/12
5.00%, 11/01/31	115,000	128,410

		1,954,903

SOUTH CAROLINA – 1.81%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	650,000	745,011

		745,011

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
TEXAS – 7.18%
Harris County, Texas Health Facilities Development Corp. Revenue, Series A (MBIA Illinois Reinsurance) Prerefunded 07/01/09
5.38%, 07/01/24	$100,000	$102,670
5.38%, 07/01/29	895,000	918,897
San Antonio, Texas Electric & Gas Revenue, Prerefunded 02/01/12
5.38%, 02/01/19	500,000	545,765
Texas Municipal Power Agency Revenue (MBIA Illinois Reinsurance)
5.25%, 09/01/09	250,000	254,668
Texas State Transportation Commission Revenue, Series A
5.00%, 04/01/13	1,020,000	1,136,729

		2,958,729

UTAH – 0.82%
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	300,000	339,132

		339,132

VIRGINIA – 1.13%
Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 10/01/11	425,000	464,984

		464,984

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $40,342,858)		40,653,331

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.23%

MONEY MARKET FUNDS – 0.23%
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio, Institutional Shares
0.53%[a]	95,576	$95,576

		95,576

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,576)		95,576

TOTAL INVESTMENTS IN SECURITIES – 98.84%
(Cost: $40,438,434)		40,748,907

Other Assets, Less Liabilities – 1.16%		476,172

NET ASSETS – 100.00%		$41,225,079

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

MBIA – Municipal Bond Insurance Association

XLCA – XL Capital Assurance Inc.

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 94.95%

NEW YORK – 94.95%
Hudson Yards Infrastructure Corp. Revenue, Series A (FGIC Insured)
5.00%, 02/15/47	$250,000	$202,547
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Illinois Reinsurance)
4.50%, 02/15/47	450,000	332,356
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	400,000	420,332
Long Island Power Authority Revenue, Series C
5.00%, 09/01/35	500,000	474,675
Long Island Power Authority Revenue, Series E (MBIA Illinois Reinsurance-FGIC)
5.00%, 12/01/21	400,000	402,140
Long Island Power Authority Revenue, Series L Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,088,420
Long Island Power Authority, Series A (AMBAC Insured)
5.50%, 12/01/11	300,000	320,523
Long Island Power Authority, Series A Prerefunded 09/01/11
5.38%, 09/01/25	1,500,000	1,651,320
Metropolitan Transportation Authority, Series A
5.00%, 11/15/31	600,000	576,342
Metropolitan Transportation Authority, Series A (FGIC Insured) Prerefunded 10/01/15
4.75%, 04/01/28	430,000	495,816
Metropolitan Transportation Authority, Series A (FGIC Insured) Prerefunded 11/15/11
5.00%, 11/15/31	650,000	713,908

Security	Principal	Value
Metropolitan Transportation Authority, Series B (AMBAC Insured)
5.00%, 11/15/30	$1,600,000	$1,548,400
New York City Industrial Development Agency Revenue (Yankee Stadium) (FGIC Insured)
4.50%, 03/01/39	360,000	245,398
New York City Municipal Water Finance Authority Revenue, Series C (MBIA Illinois Reinsurance)
5.00%, 06/15/25	600,000	610,824
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
5.00%, 06/15/39	2,500,000	2,423,950
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/37	250,000	242,615
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/36	980,000	903,942
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/21	250,000	265,540
New York City Transitional Finance Authority Revenue, Series S-1
5.00%, 01/15/26	470,000	468,383
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,069,120
New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/30	375,000	355,009
5.00%, 11/15/35	500,000	467,160
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	1,000,000	1,039,680

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue, Series E
6.13%, 01/01/31	$250,000	$268,557
New York State Dormitory Authority Revenue (AMBAC Insured)
5.13%, 07/01/34	300,000	288,660
New York State Dormitory Authority Revenue (MBIA Illinois Reinsurance)
5.50%, 07/01/23	200,000	216,546
New York State Dormitory Authority Revenue, Series A
5.25%, 05/15/15	450,000	510,286
New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured)
5.25%, 08/15/15	1,635,000	1,762,726
New York State Dormitory Authority Revenue, Series D (MBIA Illinois Reinsurance)
5.25%, 10/01/23	1,200,000	1,219,956
5.50%, 10/01/17	225,000	244,080
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/28	500,000	505,065
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	200,000	202,200
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	650,000	573,664
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	750,000	753,758

Security	Principal	Value
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Series A
4.75%, 06/15/31	$1,000,000	$969,170
New York State Local Government Assistance Corp., Series A-2
5.00%, 04/01/10	700,000	731,619
New York State Thruway Authority, Highway & Bridge Trust Fund, Series B (FSA Insured)
5.00%, 04/01/15	500,000	556,780
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	300,000	307,551
New York State Urban Development Corp. Revenue, Series B
5.00%, 01/01/21	750,000	781,215
New York State Urban Development Corp. Revenue, Series B-1
5.25%, 03/15/38	250,000	250,573
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A
5.50%, 01/01/17	500,000	518,230
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured) Prerefunded 01/01/11
5.25%, 01/01/30	1,500,000	1,609,890
New York State, General Obligations Unlimited, Series A
5.00%, 08/01/25	400,000	390,272
New York State, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,060,190
New York State, General Obligations Unlimited, Series C
5.00%, 01/01/17	375,000	398,201

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

February 28, 2009

Security	Principal	Value
New York State, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.25%, 06/01/28	$1,660,000	$1,903,622
New York State, General Obligations Unlimited, Series M (FGIC Insured)
5.00%, 04/01/25	200,000	194,284
New York State, General Obligations Unlimited, Subseries C-1 (FSA Insured)
5.00%, 10/01/24	250,000	251,410
Port Authority of New York & New Jersey Revenue
5.00%, 10/01/27	700,000	711,018
5.00%, 12/01/29	925,000	930,532
5.00%, 09/01/38	700,000	692,538
Sales Tax Asset Receivable Corp., Series A (AMBAC Insured)
5.00%, 10/15/32	700,000	705,082
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	415,000	402,662
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 01/01/27	500,000	502,335
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/23	500,000	522,835
5.00%, 11/15/31	650,000	640,406

		37,894,313

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $37,831,569)		37,894,313

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.82%

MONEY MARKET FUNDS – 3.82%
Fidelity New York AMT Tax-Free Money Market Fund, Institutional Shares
0.53%[a]	1,527,030	$1,527,030

		1,527,030

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,527,030)		1,527,030

TOTAL INVESTMENTS IN SECURITIES – 98.77%
(Cost: $39,358,599)		39,421,343

Other Assets, Less Liabilities – 1.23%		489,333

NET ASSETS – 100.00%		$39,910,676

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

FGIC – Financial Guaranty Insurance Co.

FHA – Federal Housing Administration

FSA – Financial Security Assurance Inc.

MBIA – Municipal Bond Insurance Association

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

February 28, 2009

Security	Principal [a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 95.40%

AUSTRALIA – 2.86%
Australia (Commonwealth of)
5.25%, 08/15/10	400,000	$264,519

		264,519

AUSTRIA – 3.93%
Austria (Republic of)
5.25%, 01/04/11	270,000	363,061

		363,061

BELGIUM – 3.94%
Belgium (Kingdom of)
5.75%, 09/28/10	270,000	364,272

		364,272

CANADA – 3.94%
Canada (Government of)
2.75%, 12/01/10	450,000	364,334

		364,334

DENMARK – 3.15%
Denmark (Kingdom of)
6.00%, 11/15/11	1,560,000	290,988

		290,988

FINLAND – 3.34%
Finland (Republic of)
5.75%, 02/23/11	225,000	308,345

		308,345

FRANCE – 4.09%
France (Republic of)
3.00%, 01/12/11	290,000	377,942

		377,942

GERMANY – 10.70%
Germany (Federal Republic of)
3.50%, 10/14/11	740,000	988,448

		988,448

GREECE – 3.86%
Hellenic Republic
6.00%, 05/19/10	270,000	356,341

		356,341

Security	Principal [a]	Value
IRELAND – 2.79%
Ireland (Government of)
4.00%, 11/11/11	200,000	$257,332

		257,332

ITALY – 9.34%
Italy (Republic of)
3.75%, 09/15/11	110,000	143,821
4.50%, 08/01/10	545,000	719,172

		862,993

JAPAN – 19.75%
Japan (Government of)
1.20%, 06/20/11	95,000,000	988,148
1.40%, 03/21/11	30,000,000	312,832
1.80%, 06/21/10	10,000,000	104,091
1.80%, 12/20/10	40,000,000	419,022

		1,824,093

NETHERLANDS – 3.91%
Netherlands (Kingdom of)
5.00%, 07/15/11	265,000	361,209

		361,209

NORWAY – 2.48%
Norway (Kingdom of)
6.00%, 05/16/11	1,500,000	229,151

		229,151

PORTUGAL – 3.89%
Portugal (Republic of)
5.85%, 05/20/10	270,000	359,618

		359,618

SPAIN – 3.94%
Spain (Kingdom of)
3.25%, 07/30/10	280,000	364,170

		364,170

SWEDEN – 2.52%
Sweden (Kingdom of)
5.25%, 03/15/11	1,935,000	232,854

		232,854

SWITZERLAND – 2.57%
Swiss Confederation
3.50%, 08/07/10	265,000	236,953

		236,953

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

February 28, 2009

Security	Shares or Principal [a]	Value
UNITED KINGDOM – 4.40%
United Kingdom Treasury Bond
4.25%, 03/07/11	270,000	$406,205

		406,205

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $9,032,758)		8,812,828

SHORT-TERM INVESTMENTS – 0.39%

MONEY MARKET FUNDS – 0.39%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[b,c]	36,264	36,264

		36,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,264)		36,264

TOTAL INVESTMENTS IN SECURITIES – 95.79%
(Cost: $9,069,022)		8,849,092

Other Assets, Less Liabilities – 4.21%		388,597

NET ASSETS – 100.00%		$9,237,689

[a]	Principal amounts shown are in local currency of the issuer.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

February 28, 2009

Security	Principal [a]	Value
FOREIGN GOVERNMENT BONDS & NOTES – 92.01%

AUSTRALIA – 2.15%
Australia (Commonwealth of)
5.75%, 06/15/11	200,000	$135,504
6.00%, 02/15/17	85,000	60,883

		196,387

AUSTRIA – 3.75%
Austria (Republic of)
3.50%, 07/15/15	270,000	342,737

		342,737

BELGIUM – 3.91%
Belgium (Kingdom of)
3.25%, 09/28/16	50,000	60,771
5.75%, 09/28/10	220,000	296,814

		357,585

CANADA – 3.98%
Canada (Government of)
3.50%, 06/01/13	210,000	176,338
5.00%, 06/01/37	75,000	72,408
5.75%, 06/01/29	115,000	114,721

		363,467

DENMARK – 2.40%
Denmark (Kingdom of)
5.00%, 11/15/13	515,000	95,361
6.00%, 11/15/11	385,000	71,814
7.00%, 11/10/24	230,000	52,050

		219,225

FINLAND – 2.63%
Finland (Republic of)
4.38%, 07/04/19	130,000	171,813
5.75%, 02/23/11	50,000	68,521

		240,334

FRANCE – 7.51%
France (Republic of)
4.00%, 10/25/38	50,000	62,096
5.00%, 10/25/16	440,000	623,621

		685,717

Security	Principal [a]	Value
GERMANY – 6.87%
Germany (Federal Republic of)
4.00%, 07/04/16	10,000	$13,637
4.00%, 01/04/37	275,000	356,658
4.75%, 07/04/28	185,000	256,796

		627,091

GREECE – 3.81%
Hellenic Republic
4.30%, 07/20/17	300,000	348,221

		348,221

IRELAND – 2.58%
Ireland (Government of)
4.00%, 11/11/11	50,000	64,333
4.50%, 04/18/20	150,000	171,150

		235,483

ITALY – 10.16%
Italy (Republic of)
4.75%, 08/01/23	115,000	141,290
5.00%, 02/01/12	585,000	786,295

		927,585

JAPAN – 19.87%
Japan (Government of)
1.30%, 06/20/12	34,200,000	358,309
1.50%, 03/20/14	27,800,000	295,053
1.70%, 03/22/10	17,550,000	181,878
1.70%, 03/20/17	56,750,000	612,050
2.00%, 03/20/27	28,250,000	294,182
2.40%, 03/20/37	6,600,000	72,956

		1,814,428

NETHERLANDS – 3.99%
Netherlands (Kingdom of)
3.75%, 01/15/23	50,000	60,466
4.00%, 01/15/11	230,000	304,440

		364,906

NORWAY – 2.21%
Norway (Kingdom of)
6.50%, 05/15/13	1,250,000	201,438

		201,438

PORTUGAL – 3.89%
Portugal (Republic of)
5.45%, 09/23/13	260,000	355,476

		355,476

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

February 28, 2009

Security	Shares or Principal [a]	Value
SPAIN – 3.99%
Spain (Kingdom of)
3.25%, 07/30/10	180,000	$234,109
4.80%, 01/31/24	100,000	130,655

		364,764

SWEDEN – 2.23%
Sweden (Kingdom of)
5.00%, 12/01/20	375,000	49,804
5.25%, 03/15/11	150,000	18,051
6.75%, 05/05/14	1,000,000	136,129

		203,984

SWITZERLAND – 2.06%
Swiss Confederation
2.75%, 06/10/12	110,000	99,736
3.00%, 05/12/19	80,000	73,099
4.00%, 04/08/28	15,000	15,309

		188,144

UNITED KINGDOM – 4.02%
United Kingdom Treasury Bond
4.25%, 03/07/36	70,000	97,581
4.75%, 03/07/20	110,000	170,502
4.75%, 12/07/38	65,000	99,106

		367,189

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $8,628,241)		8,404,161

SHORT-TERM INVESTMENTS – 0.25%

MONEY MARKET FUNDS – 0.25%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[b,c]	22,956	22,956

		22,956

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,956)		22,956

TOTAL INVESTMENTS IN SECURITIES – 92.26%
(Cost: $8,651,197)		8,427,117

Other Assets, Less Liabilities – 7.74%		706,485

NET ASSETS – 100.00%		$9,133,602

[a]	Principal amounts shown are in local currency of the issuer.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2009

	iShares Barclays
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,525,510,714	$7,097,028,690	$804,863,560	$2,440,037,721
Affiliated issuers (Note 2)	583,225	708,501,523	385,997,746	1,238,557,243

Total cost of investments	$1,526,093,939	$7,805,530,213	$1,190,861,306	$3,678,594,964

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,526,596,392	$7,246,083,896	$832,810,163	$2,585,765,990
Affiliated issuers (Note 2)	583,225	708,501,523	385,997,746	1,238,557,243

Total fair value of investments	1,527,179,617	7,954,585,419	1,218,807,909	3,824,323,233
Receivables:
Investment securities sold	432,505,414	–	–	–
Interest	16,916,040	63,353,528	4,577,137	18,039,968
Capital shares sold	2,860,910	131,413	–	–

Total Assets	1,979,461,981	8,018,070,360	1,223,385,046	3,842,363,201

LIABILITIES
Payables:
Investment securities purchased	436,478,413	–	–	19,073,075
Collateral for securities on loan (Note 5)	–	693,478,718	375,750,572	1,210,443,763
Capital shares redeemed	–	–	133,440	392,678
Investment advisory fees (Note 2)	177,521	831,050	100,509	307,167

Total Liabilities	436,655,934	694,309,768	375,984,521	1,230,216,683

NET ASSETS	$1,542,806,047	$7,323,760,592	$847,400,525	$2,612,146,518

Net assets consist of:
Paid-in capital	$1,540,572,273	$7,149,944,448	$813,831,965	$2,444,259,170
Undistributed net investment income	1,240,495	15,688,433	1,795,982	8,122,776
Undistributed net realized gain (accumulated net realized loss)	(92,399)	9,072,505	3,825,975	14,036,303
Net unrealized appreciation	1,085,678	149,055,206	27,946,603	145,728,269

NET ASSETS	$1,542,806,047	$7,323,760,592	$847,400,525	$2,612,146,518

Shares outstanding[b]	14,000,000	87,200,000	7,500,000	27,900,000

Net asset value per share	$110.20	$83.99	$112.99	$93.63

[a]	Securities on loan with market values of $–, $676,726,216, $370,412,215 and $1,194,742,252, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2009

	iShares Barclays			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$160,762,041	$1,689,120,716	$10,446,626,321	$132,015,607
Affiliated issuers (Note 2)	73,804,003	692,162,690	4,423,303,859	–

Total cost of investments	$234,566,044	$2,381,283,406	$14,869,930,180	$132,015,607

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$165,891,018	$1,569,421,555	$10,223,048,353	$131,140,104
Affiliated issuers (Note 2)	73,804,003	692,162,690	4,423,303,859	–

Total fair value of investments	239,695,021	2,261,584,245	14,646,352,212	131,140,104
Receivables:
Investment securities sold	4,693,474	127,724,169	101,127,191	–
Interest	1,111,248	8,986,138	44,845,485	1,668,584
Capital shares sold	190,926	–	13,516	–

Total Assets	245,690,669	2,398,294,552	14,792,338,404	132,808,688

LIABILITIES
Payables:
Investment securities purchased	7,064,860	143,337,899	99,544,109	–
Collateral for securities on loan (Note 5)	71,082,526	669,920,432	4,420,133,735	–
Capital shares redeemed	–	683,203	–	–
Investment advisory fees (Note 2)	17,407	203,372	1,542,823	25,620

Total Liabilities	78,164,793	814,144,906	4,521,220,667	25,620

NET ASSETS	$167,525,876	$1,584,149,646	$10,271,117,737	$132,783,068

Net assets consist of:
Paid-in capital	$161,965,197	$1,724,568,199	$10,576,850,353	$133,620,482
Undistributed net investment income	474,246	5,029,482	–	462,144
Accumulated net realized loss	(42,544)	(25,748,874)	(82,154,648)	(424,055)
Net unrealized appreciation (depreciation)	5,128,977	(119,699,161)	(223,577,968)	(875,503)

NET ASSETS	$167,525,876	$1,584,149,646	$10,271,117,737	$132,783,068

Shares outstanding[b]	1,500,000	15,600,000	106,200,000	1,300,000

Net asset value per share	$111.68	$101.55	$96.71	$102.14

[a]	Securities on loan with market values of $68,994,130, $616,379,698, $3,801,864,128 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2009

	iShares S&P			iShares S&P/ Citigroup
	National Municipal Bond Fund	Short Term National Municipal Bond Fund	New York Municipal Bond Fund	1-3 Year International Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,006,324,035	$40,438,434	$39,358,599	$9,032,758
Affiliated issuers (Note 2)	–	–	–	36,264

Total cost of investments	$1,006,324,035	$40,438,434	$39,358,599	$9,069,022

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$1,009,098,251	$40,748,907	$39,421,343	$8,812,828
Affiliated issuers (Note 2)	–	–	–	36,264

Total fair value of investments	1,009,098,251	40,748,907	39,421,343	8,849,092
Receivables:
Investment securities sold	–	–	–	1,824,117
Interest	12,674,284	483,958	497,040	130,667

Total Assets	1,021,772,535	41,232,865	39,918,383	10,803,876

LIABILITIES
Payables:
Investment securities purchased	–	–	–	1,563,654
Investment advisory fees (Note 2)	191,650	7,786	7,707	2,533

Total Liabilities	191,650	7,786	7,707	1,566,187

NET ASSETS	$1,021,580,885	$41,225,079	$39,910,676	$9,237,689

Net assets consist of:
Paid-in capital	$1,019,913,867	$40,867,770	$40,104,674	$9,547,646
Undistributed net investment income (accumulated net investment loss)	3,269,785	50,323	132,884	(87,382)
Accumulated net realized loss	(4,376,983)	(3,487)	(389,626)	(559)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,774,216	310,473	62,744	(222,016)

NET ASSETS	$1,021,580,885	$41,225,079	$39,910,676	$9,237,689

Shares outstanding[a]	10,300,000	400,000	400,000	100,000

Net asset value per share	$99.18	$103.06	$99.78	$92.38

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2009

iShares S&P/ Citigroup
International Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$8,628,241
Affiliated issuers (Note 2)	22,956

Total cost of investments	$8,651,197

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$8,404,161
Affiliated issuers (Note 2)	22,956

Total fair value of investments	8,427,117
Receivables:
Investment securities sold	1,944,770
Interest	125,729

Total Assets	10,497,616

LIABILITIES
Payables:
Investment securities purchased	1,361,509
Investment advisory fees (Note 2)	2,505

Total Liabilities	1,364,014

NET ASSETS	$9,133,602

Net assets consist of:
Paid-in capital	$9,429,591
Accumulated net investment loss	(64,822)
Accumulated net realized loss	(4,509)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(226,658)

NET ASSETS	$9,133,602

Shares outstanding[a]	100,000

Net asset value per share	$91.34

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2009

	iShares Barclays
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$21,139,094	$257,175,822	$21,328,872	$106,260,556
Interest from affiliated issuers (Note 2)	30,910	355,798	33,814	134,915
Securities lending income from affiliated issuers (Note 2)	2,159,371	16,624,899	2,308,517	7,692,807

Total investment income	23,329,375	274,156,519	23,671,203	114,088,278

EXPENSES
Investment advisory fees (Note 2)	1,944,546	12,870,541	1,136,007	4,194,283

Total expenses	1,944,546	12,870,541	1,136,007	4,194,283

Net investment income	21,384,829	261,285,978	22,535,196	109,893,995

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	9,200	38,206,234	3,731,084	30,818,972
In-kind redemptions	3,645,072	158,323,786	27,500,474	114,281,550

Net realized gain	3,654,272	196,530,020	31,231,558	145,100,522

Net change in unrealized appreciation (depreciation)	(1,604,740)	(183,085,125)	9,876,667	(24,472,590)

Net realized and unrealized gain	2,049,532	13,444,895	41,108,225	120,627,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,434,361	$274,730,873	$63,643,421	$230,521,927

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2009

	iShares Barclays			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California Municipal Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$5,242,369	$70,849,454	$59,099,451 [a]	$4,249,432
Interest from affiliated issuers (Note 2)	6,788	94,529	319,558	–
Securities lending income from affiliated issuers (Note 2)	309,906	3,949,137	17,604,112	–

Total investment income	5,559,063	74,893,120	77,023,121	4,249,432

EXPENSES
Investment advisory fees (Note 2)	192,902	2,593,427	15,669,496	262,774

Total expenses	192,902	2,593,427	15,669,496	262,774

Net investment income	5,366,161	72,299,693	61,353,625	3,986,658

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(44,842)	(19,801,404)	(42,867,665)	(394,806)
In-kind redemptions	2,259,843	272,517,703	3,898,966	–

Net realized gain (loss)	2,215,001	252,716,299	(38,968,699)	(394,806)

Net change in unrealized appreciation (depreciation)	2,576,091	(104,027,203)	(638,503,220)	1,861,862

Net realized and unrealized gain (loss)	4,791,092	148,689,096	(677,471,919)	1,467,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,157,253	$220,988,789	$(616,118,294)	$5,453,714

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2009

	iShares S&P			iShares S&P/ Citigroup
	National Municipal Bond Fund	Short Term National Municipal Bond Fund[a]	New York Municipal Bond Fund	1-3 Year International Treasury Bond Fund[b]

NET INVESTMENT INCOME
Interest from unaffiliated issuers[c]	$27,821,368	$201,215	$1,320,469	$14,225
Interest from affiliated issuers (Note 2)	–	–	–	2

Total investment income	27,821,368	201,215	1,320,469	14,227

EXPENSES
Investment advisory fees (Note 2)	1,786,615	19,596	78,546	3,450

Total expenses	1,786,615	19,596	78,546	3,450
Less investment advisory fees waived (Note 2)	(87,369)	–	–	–

Net expenses	1,699,246	19,596	78,546	3,450

Net investment income	26,122,122	181,619	1,241,923	10,777

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,185,952)	(3,487)	(394,963)	(98,233)
In-kind redemptions	–	–	85,444	–
Foreign currency transactions	–	–	–	(485)

Net realized loss	(4,185,952)	(3,487)	(309,519)	(98,718)

Net change in unrealized appreciation (depreciation) on:
Investments	18,795,450	310,473	814,329	(219,930)
Translation of assets and liabilities in foreign currencies	–	–	–	(2,086)

Net change in unrealized appreciation (depreciation)	18,795,450	310,473	814,329	(222,016)

Net realized and unrealized gain (loss)	14,609,498	306,986	504,810	(320,734)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,731,620	$488,605	$1,746,733	$(309,957)

a	For the period from November 5, 2008 (commencement of operations) to February 28, 2009.
b	For the period from January 21, 2009 (commencement of operations) to February 28, 2009.
c	Net of foreign withholding tax of $-, $-, $- and $336, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Continued)

iSHARES® TRUST

Period ended February 28, 2009

iShares S&P/ Citigroup
International Treasury Bond Fund[a]

NET INVESTMENT INCOME
Interest from unaffiliated issuers[b]	$24,116
Interest from affiliated issuers (Note 2)	2

Total investment income	24,118

EXPENSES
Investment advisory fees (Note 2)	3,405

Total expenses	3,405

Net investment income	20,713

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(89,638)
Foreign currency transactions	(406)

Net realized loss	(90,044)

Net change in unrealized appreciation (depreciation) on:
Investments	(224,080)
Translation of assets and liabilities in foreign currencies	(2,578)

Net change in unrealized appreciation (depreciation)	(226,658)

Net realized and unrealized loss	(316,702)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(295,989)

[a]	For the period from January 21, 2009 (commencement of operations) through February 28, 2009.
[b]	Net of foreign withholding tax of $163.

See notes to financial statements.

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Short Treasury Bond Fund		iShares Barclays 1-3 Year Treasury Bond Fund
	Year ended February 28, 2009	Year ended February 29, 2008	Year ended February 28, 2009	Year ended February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,384,829	$16,590,693	$261,285,978	$339,387,424
Net realized gain	3,654,272	643,876	196,530,020	63,624,822
Net change in unrealized appreciation (depreciation)	(1,604,740)	2,679,841	(183,085,125)	334,840,842

Net increase in net assets resulting from operations	23,434,361	19,914,410	274,730,873	737,853,088

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,102,085)	(14,757,266)	(288,996,228)	(313,622,291)
From net realized gain	(121,436)	(120,395)	–	–

Total distributions to shareholders	(22,223,521)	(14,877,661)	(288,996,228)	(313,622,291)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,335,305,013	1,305,145,369	4,230,194,314	5,128,600,909
Cost of shares redeemed	(1,543,436,980)	(625,871,464)	(6,793,900,884)	(1,189,489,820)

Net increase (decrease) in net assets from capital share transactions	791,868,033	679,273,905	(2,563,706,570)	3,939,111,089

INCREASE (DECREASE) IN NET ASSETS	793,078,873	684,310,654	(2,577,971,925)	4,363,341,886

NET ASSETS
Beginning of year	749,727,174	65,416,520	9,901,732,517	5,538,390,631

End of year	$1,542,806,047	$749,727,174	$7,323,760,592	$9,901,732,517

Undistributed net investment income included in net assets at end of year	$1,240,495	$1,957,752	$15,688,433	$43,945,980

SHARES ISSUED AND REDEEMED
Shares sold	21,200,000	11,900,000	50,900,000	63,300,000
Shares redeemed	(14,000,000)	(5,700,000)	(81,400,000)	(14,500,000)

Net increase (decrease) in shares outstanding	7,200,000	6,200,000	(30,500,000)	48,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 3-7 Year Treasury Bond Fund		iShares Barclays 7-10 Year Treasury Bond Fund
	Year ended February 28, 2009	Year ended February 29, 2008	Year ended February 28, 2009	Year ended February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,535,196	$6,429,227	$109,893,995	$105,451,271
Net realized gain	31,231,558	3,197,341	145,100,522	46,079,982
Net change in unrealized appreciation (depreciation)	9,876,667	17,967,947	(24,472,590)	161,187,967

Net increase in net assets resulting from operations	63,643,421	27,594,515	230,521,927	312,719,220

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,630,079)	(5,626,266)	(112,299,060)	(101,090,770)

Total distributions to shareholders	(21,630,079)	(5,626,266)	(112,299,060)	(101,090,770)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	964,749,529	533,251,087	1,041,668,589	1,285,190,592
Cost of shares redeemed	(609,949,918)	(124,837,430)	(1,276,636,642)	(679,777,656)

Net increase (decrease) in net assets from capital share transactions	354,799,611	408,413,657	(234,968,053)	605,412,936

INCREASE (DECREASE) IN NET ASSETS	396,812,953	430,381,906	(116,745,186)	817,041,386

NET ASSETS
Beginning of year	450,587,572	20,205,666	2,728,891,704	1,911,850,318

End of year	$847,400,525	$450,587,572	$2,612,146,518	$2,728,891,704

Undistributed net investment income included in net assets at end of year	$1,795,982	$900,688	$8,122,776	$10,950,252

SHARES ISSUED AND REDEEMED
Shares sold	8,900,000	5,100,000	11,600,000	15,200,000
Shares redeemed	(5,500,000)	(1,200,000)	(13,800,000)	(8,000,000)

Net increase (decrease) in shares outstanding	3,400,000	3,900,000	(2,200,000)	7,200,000

See notes to financial statements.

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 10-20 Year Treasury Bond Fund		iShares Barclays 20+ Year Treasury Bond Fund
	Year ended February 28, 2009	Year ended February 29, 2008	Year ended February 28, 2009	Year ended February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,366,161	$2,325,702	$72,299,693	$77,701,155
Net realized gain	2,215,001	1,068,019	252,716,299	64,759,030
Net change in unrealized appreciation (depreciation)	2,576,091	2,264,785	(104,027,203)	9,798,164

Net increase in net assets resulting from operations	10,157,253	5,658,506	220,988,789	152,258,349

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,134,566)	(2,218,271)	(72,672,185)	(75,743,684)

Total distributions to shareholders	(5,134,566)	(2,218,271)	(72,672,185)	(75,743,684)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	97,736,224	126,565,862	7,767,104,586	7,081,832,183
Cost of shares redeemed	(54,235,660)	(41,579,299)	(8,038,635,082)	(6,840,303,671)

Net increase (decrease) in net assets from capital share transactions	43,500,564	84,986,563	(271,530,496)	241,528,512

INCREASE (DECREASE) IN NET ASSETS	48,523,251	88,426,798	(123,213,892)	318,043,177

NET ASSETS
Beginning of year	119,002,625	30,575,827	1,707,363,538	1,389,320,361

End of year	$167,525,876	$119,002,625	$1,584,149,646	$1,707,363,538

Undistributed net investment income included in net assets at end of year	$474,246	$242,651	$5,029,482	$5,406,420

SHARES ISSUED AND REDEEMED
Shares sold	900,000	1,200,000	80,600,000	79,400,000
Shares redeemed	(500,000)	(400,000)	(83,100,000)	(76,700,000)

Net increase (decrease) in shares outstanding	400,000	800,000	(2,500,000)	2,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays TIPS Bond Fund		iShares S&P California Municipal Bond Fund
	Year ended February 28, 2009	Year ended February 29, 2008	Year ended February 28, 2009	Period from October 4, 2007[a] to February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$61,353,625	$268,528,953	$3,986,658	$545,381
Net realized loss	(38,968,699)	(770,340)	(394,806)	(29,428)
Net change in unrealized appreciation (depreciation)	(638,503,220)	442,265,237	1,861,862	(2,737,365)

Net increase (decrease) in net assets resulting from operations	(616,118,294)	710,023,850	5,453,714	(2,221,412)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(314,551,881)	(231,168,294)	(3,655,015)	(414,702)
Return of capital	(81,523,573)	–	–	–

Total distributions to shareholders	(396,075,454)	(231,168,294)	(3,655,015)	(414,702)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,094,951,069	1,932,367,561	71,346,514	62,273,969
Cost of shares redeemed	(220,028,419)	(131,914,459)	–	–

Net increase in net assets from capital share transactions	4,874,922,650	1,800,453,102	71,346,514	62,273,969

INCREASE IN NET ASSETS	3,862,728,902	2,279,308,658	73,145,213	59,637,855

NET ASSETS
Beginning of period	6,408,388,835	4,129,080,177	59,637,855	–

End of period	$10,271,117,737	$6,408,388,835	$132,783,068	$59,637,855

Undistributed net investment income included in net assets at end of period	$–	$37,360,660	$462,144	$130,679

SHARES ISSUED AND REDEEMED
Shares sold	50,300,000	18,500,000	700,000	600,000
Shares redeemed	(2,200,000)	(1,300,000)	–	–

Net increase in shares outstanding	48,100,000	17,200,000	700,000	600,000

[a]	Commencement of operations.

See notes to financial statements.

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P National Municipal Bond Fund		iShares S&P Short Term National Municipal Bond Fund
	Year ended February 28, 2009	Period from September 7, 2007[a] to February 29, 2008	Period from November 5, 2008[a] to February 28, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,122,122	$5,307,617	$181,619
Net realized loss	(4,185,952)	(482,817)	(3,487)
Net change in unrealized appreciation (depreciation)	18,795,450	(16,021,234)	310,473

Net increase (decrease) in net assets resulting from operations	40,731,620	(11,196,434)	488,605

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,865,575)	(4,291,937)	(131,296)

Total distributions to shareholders	(23,865,575)	(4,291,937)	(131,296)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	647,731,971	472,872,205	40,867,770
Cost of shares redeemed	–	(100,400,965)	–

Net increase in net assets from capital share transactions	647,731,971	372,471,240	40,867,770

INCREASE IN NET ASSETS	664,598,016	356,982,869	41,225,079

NET ASSETS
Beginning of period	356,982,869	–	–

End of period	$1,021,580,885	$356,982,869	$41,225,079

Undistributed net investment income included in net assets at end of period	$3,269,785	$1,014,719	$50,323

SHARES ISSUED AND REDEEMED
Shares sold	6,600,000	4,700,000	400,000
Shares redeemed	–	(1,000,000)	–

Net increase in shares outstanding	6,600,000	3,700,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P New York Municipal Bond Fund		iShares S&P/ Citigroup 1-3 Year International Treasury Bond Fund
	Year ended February 28, 2009	Period from October 4, 2007[a] to February 29, 2008	Period from January 21, 2009[a] to February 28, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,241,923	$311,179	$10,777
Net realized loss	(309,519)	(418)	(98,718)
Net change in unrealized appreciation (depreciation)	814,329	(751,585)	(222,016)

Net increase (decrease) in net assets resulting from operations	1,746,733	(440,824)	(309,957)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,177,062)	(242,833)	–

Total distributions to shareholders	(1,177,062)	(242,833)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,912,615	20,302,177	9,547,646
Cost of shares redeemed	(10,190,130)	–	–

Net increase in net assets from capital share transactions	19,722,485	20,302,177	9,547,646

INCREASE IN NET ASSETS	20,292,156	19,618,520	9,237,689

NET ASSETS
Beginning of period	19,618,520	–	–

End of period	$39,910,676	$19,618,520	$9,237,689

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$132,884	$68,343	$(87,382)

SHARES ISSUED AND REDEEMED
Shares sold	300,000	200,000	100,000
Shares redeemed	(100,000)	–	–

Net increase in shares outstanding	200,000	200,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

72	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares S&P/ Citigroup International Treasury Bond Fund
Period from January 21, 2009[a] to February 28, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,713
Net realized loss	(90,044)
Net change in unrealized appreciation (depreciation)	(226,658)

Net decrease in net assets resulting from operations	(295,989)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,429,591

Net increase in net assets from capital share transactions	9,429,591

INCREASE IN NET ASSETS	9,133,602

NET ASSETS
Beginning of period	–

End of period	$9,133,602

Accumulated net investment loss included in net assets at end of period	$(64,822)

SHARES ISSUED
Shares sold	100,000

Net increase in shares outstanding	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Short Treasury Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$110.25	$109.03	$108.57

Income from investment operations:
Net investment income[b]	1.82	4.67	0.74
Net realized and unrealized gain[c]	0.16	0.96	0.03

Total from investment operations	1.98	5.63	0.77

Less distributions from:
Net investment income	(2.02)	(4.39)	(0.31)
Net realized gain	(0.01)[d]	(0.02)[d]	–

Total distributions	(2.03)	(4.41)	(0.31)

Net asset value, end of period	$110.20	$110.25	$109.03

Total return	1.81%	5.29%	0.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,542,806	$749,727	$65,417
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	1.65%	4.26%	4.60%
Portfolio turnover rate[g]	219%	176%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Treasury Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of year	$84.13	$80.38	$80.08	$80.99	$82.80

Income from investment operations:
Net investment income	2.54 [a]	3.60 [a]	3.42 [a]	2.66	1.66
Net realized and unrealized gain (loss)[b]	0.12	3.58	0.24	(1.05)	(1.84)

Total from investment operations	2.66	7.18	3.66	1.61	(0.18)

Less distributions from:
Net investment income	(2.80)	(3.43)	(3.36)	(2.52)	(1.63)

Total distributions	(2.80)	(3.43)	(3.36)	(2.52)	(1.63)

Net asset value, end of year	$83.99	$84.13	$80.38	$80.08	$80.99

Total return	3.22%	9.20%	4.69%	2.01%	(0.21)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,323,761	$9,901,733	$5,538,391	$3,771,679	$2,729,361
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.05%	4.43%	4.28%	3.36%	2.11%
Portfolio turnover rate[c]	37%	76%	64%	83%	106%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 3-7 Year Treasury Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$109.90	$101.03	$100.11

Income from investment operations:
Net investment income[b]	3.29	4.21	0.62
Net realized and unrealized gain[c]	3.02	8.95	0.55

Total from investment operations	6.31	13.16	1.17

Less distributions from:
Net investment income	(3.22)	(4.29)	(0.25)

Total distributions	(3.22)	(4.29)	(0.25)

Net asset value, end of period	$112.99	$109.90	$101.03

Total return	5.84%	13.46%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$847,401	$450,588	$20,206
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.98%	4.04%	4.19%
Portfolio turnover rate[f]	55%	41%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 7-10 Year Treasury Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of year	$90.66	$83.49	$82.91	$84.30	$86.65

Income from investment operations:
Net investment income	3.57 [a]	3.82 [a]	3.69 [a]	3.29	2.88
Net realized and unrealized gain (loss)[b]	3.04	7.06	0.43	(1.43)	(2.05)

Total from investment operations	6.61	10.88	4.12	1.86	0.83

Less distributions from:
Net investment income	(3.64)	(3.71)	(3.54)	(3.25)	(3.18)

Total distributions	(3.64)	(3.71)	(3.54)	(3.25)	(3.18)

Net asset value, end of year	$93.63	$90.66	$83.49	$82.91	$84.30

Total return	7.46%	13.51%	5.14%	2.21%	1.06%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,612,147	$2,728,892	$1,911,850	$1,177,379	$767,100
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.93%	4.53%	4.50%	4.02%	3.75%
Portfolio turnover rate[c]	38%	40%	45%	94%	121%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 10-20 Year Treasury Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$108.18	$101.92	$100.77

Income from investment operations:
Net investment income[b]	4.56	4.68	0.63
Net realized and unrealized gain[c]	3.33	6.29	0.78

Total from investment operations	7.89	10.97	1.41

Less distributions from:
Net investment income	(4.39)	(4.71)	(0.26)

Total distributions	(4.39)	(4.71)	(0.26)

Net asset value, end of period	$111.68	$108.18	$101.92

Total return	7.48%	11.19%	1.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$167,526	$119,003	$30,576
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.17%	4.53%	4.29%
Portfolio turnover rate[f]	22%	22%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 20+ Year Treasury Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of year	$94.33	$90.22	$91.41	$90.12	$88.57

Income from investment operations:
Net investment income	4.08 [a]	4.17 [a]	4.10 [a]	4.12	4.00
Net realized and unrealized gain (loss)[b]	7.27	4.10	(1.26)	1.32	1.68

Total from investment operations	11.35	8.27	2.84	5.44	5.68

Less distributions from:
Net investment income	(4.13)	(4.16)	(4.03)	(4.15)	(4.13)

Total distributions	(4.13)	(4.16)	(4.03)	(4.15)	(4.13)

Net asset value, end of year	$101.55	$94.33	$90.22	$91.41	$90.12

Total return	12.30%	9.54%	3.37%	6.12%	6.72%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,584,150	$1,707,364	$1,389,320	$868,402	$748,022
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	4.18%	4.69%	4.70%	4.42%	4.71%
Portfolio turnover rate[c]	41%	26%	25%	25%	18%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays TIPS Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of year	$110.30	$100.96	$102.75	$105.03	$105.12

Income from investment operations:
Net investment income	0.80 [a]	5.86 [a]	4.08 [a]	4.29	3.74
Net realized and unrealized gain (loss)[b]	(8.70)	8.53	(1.60)	(1.15)	0.48

Total from investment operations	(7.90)	14.39	2.48	3.14	4.22

Less distributions from:
Net investment income	(4.52)	(5.05)	(4.11)	(5.37)	(3.95)
Return of capital	(1.17)	–	(0.16)	(0.05)	(0.36)

Total distributions	(5.69)	(5.05)	(4.27)	(5.42)	(4.31)

Net asset value, end of year	$96.71	$110.30	$100.96	$102.75	$105.03

Total return	(7.50)%	14.78%	2.56%	3.04%	4.16%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,271,118	$6,408,389	$4,129,080	$3,616,667	$2,006,087
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	0.78%	5.71%	4.09%	4.12%	3.60%
Portfolio turnover rate[c]	10%	10%	17%	13%	32%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P California Municipal Bond Fund
	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$99.40	$103.40

Income from investment operations:
Net investment income[b]	3.83	1.53
Net realized and unrealized gain (loss)[c]	2.48	(4.36)

Total from investment operations	6.31	(2.83)

Less distributions from:
Net investment income	(3.57)	(1.17)

Total distributions	(3.57)	(1.17)

Net asset value, end of period	$102.14	$99.40

Total return	6.43%	(2.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$132,783	$59,638
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.79%	3.63%
Portfolio turnover rate[f]	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P National Municipal Bond Fund
	Year ended Feb. 28, 2009	Period from Sep. 7, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$96.48	$100.30

Income from investment operations:
Net investment income[b]	3.77	1.74
Net realized and unrealized gain (loss)[c]	2.45	(4.08)

Total from investment operations	6.22	(2.34)

Less distributions from:
Net investment income	(3.52)	(1.48)

Total distributions	(3.52)	(1.48)

Net asset value, end of period	$99.18	$96.48

Total return	6.53%	(2.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,021,581	$356,983
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.26%	0.30%
Ratio of net investment income to average net assets[e]	3.84%	3.62%
Portfolio turnover rate[f]	14%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Short Term National Municipal Bond Fund
Period from Nov. 5, 2008[a] to Feb. 28, 2009

Net asset value, beginning of period	$100.50

Income from investment operations:
Net investment income[b]	0.75
Net realized and unrealized gain[c]	2.31

Total from investment operations	3.06

Less distributions from:
Net investment income	(0.50)

Total distributions	(0.50)

Net asset value, end of period	$103.06

Total return	3.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,225
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	2.32%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P New York Municipal Bond Fund
	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$98.09	$101.51

Income from investment operations:
Net investment income[b]	3.91	1.56
Net realized and unrealized gain (loss)[c]	1.54	(3.77)

Total from investment operations	5.45	(2.21)

Less distributions from:
Net investment income	(3.76)	(1.21)

Total distributions	(3.76)	(1.21)

Net asset value, end of period	$99.78	$98.09

Total return	5.65%	(2.20)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,911	$19,619
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.95%	3.77%
Portfolio turnover rate[f]	30%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P/ Citigroup 1-3 Year International Treasury Bond Fund
Period from Jan. 21, 2009[a] to Feb. 28, 2009

Net asset value, beginning of period	$95.47

Income from investment operations:
Net investment income[b]	0.11
Net realized and unrealized loss[c]	(3.20)

Total from investment operations	(3.09)

Net asset value, end of period	$92.38

Total return	(3.12)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,238
Ratio of expenses to average net assets[e]	0.35%
Ratio of net investment income to average net assets[e]	1.09%
Portfolio turnover rate[f]	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P/Citigroup International Treasury Bond Fund
Period from Jan. 21, 2009[a] to Feb. 28, 2009

Net asset value, beginning of period	$94.29

Income from investment operations:
Net investment income[b]	0.21
Net realized and unrealized loss[c]	(3.16)

Total from investment operations	(2.95)

Net asset value, end of period	$91.34

Total return	(3.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,134
Ratio of expenses to average net assets[e]	0.35%
Ratio of net investment income to average net assets[e]	2.13%
Portfolio turnover rate[f]	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays Short Treasury Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund, iShares S&P Short Term National Municipal Bond Fund, iShares S&P New York Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (each, a “Fund,” collectively, the “Funds”). The iShares S&P Short Term National Municipal Bond Fund commenced operations on November 5, 2008. The iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds commenced operations on January 21, 2009.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Barclays Short Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund, iShares S&P Short Term National Municipal Bond Fund, iShares S&P New York Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective March 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value

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iSHARES® TRUST

hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the inputs used in valuing the Funds’ investments as of February 28, 2009:

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
Barclays Short Treasury	$1,527,179,617	$–	$–	$1,527,179,617
Barclays 1-3 Year Treasury	7,954,585,419	–	–	7,954,585,419
Barclays 3-7 Year Treasury	1,218,807,909	–	–	1,218,807,909
Barclays 7-10 Year Treasury	3,824,323,233	–	–	3,824,323,233
Barclays 10-20 Year Treasury	239,695,021	–	–	239,695,021
Barclays 20+ Year Treasury	2,261,584,245	–	–	2,261,584,245
Barclays TIPS	4,423,303,859	10,223,048,353	–	14,646,352,212
S&P California Municipal	1,341,217	129,798,887	–	131,140,104
S&P National Municipal	2,675,783	1,006,422,468	–	1,009,098,251
S&P Short Term National Municipal	95,576	40,653,331	–	40,748,907
S&P New York Municipal	1,527,030	37,894,313	–	39,421,343
S&P/Citigroup 1-3 Year International Treasury	36,264	8,812,828	–	8,849,092
S&P/Citigroup International Treasury	22,956	8,404,161	–	8,427,117

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

The inflation-protected public obligations held by the iShares Barclays TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of February 28, 2009, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Barclays Short Treasury	$–	$1,264,139	$–	$1,081,412	$(111,777)	$2,233,774
Barclays 1-3 Year Treasury	–	15,499,071	9,095,543	149,221,530	–	173,816,144
Barclays 3-7 Year Treasury	–	5,701,160	–	27,867,400	–	33,568,560
Barclays 7-10 Year Treasury	–	7,994,894	14,506,096	145,386,358	–	167,887,348
Barclays 10-20 Year Treasury	–	585,127	18,074	4,957,478	–	5,560,679
Barclays 20+ Year Treasury	–	5,029,481	–	(132,100,256)	(13,347,778)	(140,418,553)
Barclays TIPS	–	–	–	(279,920,789)	(25,811,827)	(305,732,616)

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iSHARES® TRUST

iShares Bond Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P California Municipal	$449,669	$–	$–	$(863,028)	$(424,055)	$(837,414)
S&P National Municipal	3,215,222	–	–	2,699,148	(4,247,352)	1,667,018
S&P Short Term National Municipal	50,323	–	–	310,473	(3,487)	357,309
S&P New York Municipal	130,817	–	–	64,453	(389,268)	(193,998)
S&P/Citigroup 1-3 Year International Treasury	–	–	–	(222,016)	(87,941)	(309,957)
S&P/Citigroup International Treasury	–	–	–	(227,667)	(68,322)	(295,989)

The tax character of distributions paid during the years ended February 28, 2009 and February 29, 2008, were as follows:

iShares Bond Fund	2009	2008
Barclays Short Treasury
Distributions paid from:
Ordinary income	$22,223,521	$14,877,661

Total Distributions	$22,223,521	$14,877,661

Barclays 1-3 Year Treasury
Distributions paid from:
Ordinary income	$288,996,228	$313,622,291

Total Distributions	$288,996,228	$313,622,291

Barclays 3-7 Year Treasury
Distributions paid from:
Ordinary income	$21,630,079	$5,626,266

Total Distributions	$21,630,079	$5,626,266

Barclays 7-10 Year Treasury
Distributions paid from:
Ordinary income	$112,299,060	$101,090,770

Total Distributions	$112,299,060	$101,090,770

Barclays 10-20 Year Treasury
Distributions paid from:
Ordinary income	$5,134,566	$2,218,271

Total Distributions	$5,134,566	$2,218,271

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	2009	2008
Barclays 20+ Year Treasury
Distributions paid from:
Ordinary income	$72,672,185	$75,743,684

Total Distributions	$72,672,185	$75,743,684

Barclays TIPS
Distributions paid from:
Ordinary income	$314,551,881	$231,168,294
Return of capital	81,523,573	–

Total Distributions	$396,075,454	$231,168,294

S&P California Municipal
Distributions paid from:
Ordinary income	$4,843	$–
Tax-exempt income	3,650,172	414,702

Total Distributions	$3,655,015	$414,702

S&P National Municipal
Distributions paid from:
Ordinary income	$21,191	$–
Tax-exempt income	23,844,384	4,291,937

Total Distributions	$23,865,575	$4,291,937

S&P Short Term National Municipal[a]
Distributions paid from:
Tax-exempt income	$131,296	$–

Total Distributions	$131,296	$–

S&P New York Municipal
Distributions paid from:
Ordinary income	$1,238	$–
Tax-exempt income	1,175,824	242,833

Total Distributions	$1,177,062	$242,833

[a]	Commencement of operations on November 5, 2008.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 28, 2009.

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iSHARES® TRUST

From November 1, 2008 to February 28, 2009, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending February 28, 2010, as follows:

iShares Bond Fund	Deferred Net Realized Capital/Net Foreign Currency Losses

Barclays Short Treasury	$111,777

Barclays 20+ Year Treasury	695,565

Barclays TIPS	2,771,898

S&P California Municipal	133,470

S&P National Municipal	2,980,271

iShares Bond Fund	Deferred Net Realized Capital/Net Foreign Currency Losses

S&P Short Term National Municipal	$3,487

S&P New York Municipal	239,248

S&P/Citigroup 1-3 Year International Treasury	87,941

S&P/Citigroup International Treasury	68,322

Certain Funds had tax basis net capital loss carryforwards as of February 28, 2009, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Barclays 20+ Year Treasury	$2,218,753	$–	$1,105,659	$4,724,131	$3,444,435	$1,159,235	$12,652,213
Barclays TIPS	–	2,389,570	512,591	13,253,242	5,636,312	1,248,214	23,039,929
S&P California Municipal	–	–	–	–	13,877	276,708	290,585
S&P National Municipal	–	–	–	–	6,225	1,260,856	1,267,081
S&P New York Municipal	–	–	–	–	60	149,960	150,020

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended February 28, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 28, 2009 are disclosed in the Funds’ Statements of Operations.

As of February 28, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays Short Treasury	$1,526,098,205	$1,467,474	$(386,062)	$1,081,412
Barclays 1-3 Year Treasury	7,805,363,889	152,957,168	(3,735,638)	149,221,530
Barclays 3-7 Year Treasury	1,190,940,509	28,435,336	(567,936)	27,867,400
Barclays 7-10 Year Treasury	3,678,936,875	150,106,610	(4,720,252)	145,386,358

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays 10-20 Year Treasury	$234,737,543	$4,962,800	$(5,322)	$4,957,478
Barclays 20+ Year Treasury	2,393,684,501	–	(132,100,256)	(132,100,256)
Barclays TIPS	14,926,273,001	–	(279,920,789)	(279,920,789)
S&P California Municipal	132,003,132	2,464,910	(3,327,938)	(863,028)
S&P National Municipal	1,006,399,103	22,242,975	(19,543,827)	2,699,148
S&P Short Term National Municipal	40,438,434	409,212	(98,739)	310,473
S&P New York Municipal	39,356,890	805,784	(741,331)	64,453
S&P/Citigroup 1-3 Year International Treasury	9,069,022	14,836	(234,766)	(219,930)
S&P/Citigroup International Treasury	8,652,206	17,398	(242,487)	(225,089)

Management has reviewed the tax positions as of February 28, 2009, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the following Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays Short Treasury	0.15%
Barclays 1-3 Year Treasury	0.15
Barclays 3-7 Year Treasury	0.15
Barclays 7-10 Year Treasury	0.15
Barclays 10-20 Year Treasury	0.15
Barclays 20+ Year Treasury	0.15

iShares Bond Fund	Investment Advisory Fee
Barclays TIPS	0.20%
S&P California Municipal	0.25
S&P Short Term National Municipal	0.25
S&P New York Municipal	0.25
S&P/Citigroup 1-3 Year International Treasury	0.35
S&P/Citigroup International Treasury	0.35

Effective July 1, 2008, BGFA is entitled to an annual investment advisory fee of 0.25% of the average daily net assets of the iShares S&P National Municipal Bond Fund for its investment advisory services.

Prior to July 1, 2008, BGFA was entitled to receive an annual investment advisory fee of 0.30% of the average daily net assets of the iShares S&P National Municipal Bond Fund for its investment advisory services. BGFA contractually agreed to waive 0.05% of its fees for these services through June 30, 2008.

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iSHARES® TRUST

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

The Barclays Capital indexes are maintained by Barclays Capital Inc. (“BarCap”), which is affiliated with, but a separate legal entity from, BGFA and Barclays Global Investors, N.A. (“BGI”). BGFA has no role in maintaining the underlying indexes. BarCap also provides market valuations used in connection with valuation of Fund investments pursuant to the pricing policy and procedures approved by the Board.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to BarCap. Pursuant to the same exemptive order, BGI serves as securities lending agent for the Funds. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 28, 2009, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays Short Treasury	$2,159,371
Barclays 1-3 Year Treasury	16,624,899
Barclays 3-7 Year Treasury	2,308,517
Barclays 7-10 Year Treasury	7,692,807
Barclays 10-20 Year Treasury	309,906
Barclays 20+ Year Treasury	3,949,137
Barclays TIPS	17,604,112

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2009 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Short Treasury	$2,811,560,929	$2,778,805,621	$–	$–
Barclays 1-3 Year Treasury	3,192,011,188	3,186,034,970	–	–
Barclays 3-7 Year Treasury	416,843,864	400,815,254	–	–
Barclays 7-10 Year Treasury	1,063,327,335	1,049,357,774	–	–
Barclays 10-20 Year Treasury	30,799,669	28,442,334	–	–
Barclays 20+ Year Treasury	691,361,930	689,922,243	–	–
Barclays TIPS	802,965,546	971,877,451	–	–
S&P California Municipal	–	–	25,883,825	24,150,568
S&P National Municipal	–	–	108,400,093	91,088,483
S&P Short Term National Municipal	–	–	1,189,323	655,313
S&P New York Municipal	–	–	9,309,371	10,250,136
S&P/Citigroup 1-3 Year International Treasury	–	–	2,109,369	2,361,056
S&P/Citigroup International Treasury	–	–	1,512,551	2,081,285

In-kind transactions (see Note 4) for the year ended February 28, 2009 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Short Treasury	$2,280,932,403	$1,494,203,465
Barclays 1-3 Year Treasury	4,200,463,924	6,692,334,062
Barclays 3-7 Year Treasury	932,726,037	594,640,171
Barclays 7-10 Year Treasury	1,028,804,947	1,261,159,885
Barclays 10-20 Year Treasury	95,973,188	53,334,801
Barclays 20+ Year Treasury	7,664,400,813	7,931,666,196
Barclays TIPS	5,057,395,633	218,372,672
S&P California Municipal	69,164,595	–
S&P National Municipal	629,248,632	–
S&P Short Term National Municipal	39,984,358	–
S&P New York Municipal	29,389,211	9,974,884
S&P/Citigroup 1-3 Year International Treasury	9,402,048	–
S&P/Citigroup International Treasury	9,297,231	–

96	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units in the iShares Barclays Short Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund, iShares S&P Short Term National Municipal Bond Fund, iShares S&P New York Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of February 28, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of February 28, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	97

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays Short Treasury Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund, iShares S&P Short Term National Municipal Bond Fund, iShares S&P New York Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 28, 2009, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 23, 2009

98	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852 (b)(5)(A) of the Internal Revenue Code (the “Code”), certain Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2009:

iShares Bond Fund	Exempt- Interest Dividends

S&P California Municipal	99.87%

S&P National Municipal	99.91

S&P Short Term National Municipal	100.00

S&P New York Municipal	99.89

For California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

iShares Bond Fund	Exempt- Interest Dividends

S&P California Municipal	99.87%

Under Section 871(k)(1)(C) of the Code, certain Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2009:

iShares Bond Fund	Interest- Related Dividends

Barclays Short Treasury	$18,043,013

Barclays 1-3 Year Treasury	231,387,380

Barclays 3-7 Year Treasury	17,182,386

Barclays 7-10 Year Treasury	85,132,158

Barclays 10-20 Year Treasury	4,318,031

Barclays 20+ Year Treasury	57,083,813

Barclays TIPS	30,747,689

Under Section 871(k)(2)(C) of the Code, the iShares Barclays Short Treasury Bond Fund designates $121,436 as short-term capital gain dividends for the fiscal year ended February 28, 2009.

TAX INFORMATION	99

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

iSHARES S&P SHORT TERM NATIONAL MUNICIPAL BOND FUND, iSHARES S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND, AND iSHARES S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND (THE “FUNDS”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve each Fund’s entering into an Investment Advisory Contract with BGFA (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 23-24, 2008, the Board approved the selection of BGFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. In reviewing the scope of services to be provided to the Funds by BGFA, the Board considered BGFA’s investment philosophy and experience, noting that over the past several years BGFA and its affiliates have committed significant resources to the support of the other iShares funds. The Board considered in particular that BGFA’s services for the other iShares funds capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that, with respect to the other iShares funds, BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment personnel, including the persons who will be responsible for the day-to-day management of the Funds and the adequacy of the time and attention that such persons would devote to the Funds. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the Funds.

FUND EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising each Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request

100	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fee rates and overall expense components for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group. After discussion with BGFA management of the relative cost structures of the Funds and the funds in the applicable Lipper Group, the Board also noted that the investment advisory fee rate applicable to each Fund was consistent with the investment advisory fee rates of other iShares funds in similar asset classes and/or index families, as well as the level of additional services provided by BGFA in comparison to the services provided by competitor providers. The Board took into account BGFA’s assertion that the other exchange traded funds do not offer similar market exposure as the Funds. Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUNDS AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the Funds to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

ECONOMIES OF SCALE

The Board noted that the Advisory Contract for the Funds does not provide for breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Fund. However, the Board noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates generally at the lower end of those offered in the marketplace for similar products, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Fund shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available for the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	101

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the Funds by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA would not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board also considered the potential for revenue to BGI, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

In addition to the analysis set forth above, it should be noted that the fee arrangements proposed for the Funds reflect the result of several years of review and discussion between the Board and BGFA with respect to existing iShares funds. Various aspects of those arrangements may receive greater scrutiny in some years than others. The Board’s conclusions may be informed in part by information provided to the Board in prior years regarding details of the quality and scope of the adviser’s services.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

102	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report, except for the iShares S&P Short Term National Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Information for the iShares S&P Short Term National Municipal Bond Fund is not presented as the Fund commenced operations on November 5, 2008 and did not have a full quarter of information as of December 31, 2008. Information for the iShares S&P/Citigroup 1-3 Year International Treasury Bond and iShares S&P/Citigroup International Treasury Bond Funds is not presented as the Funds commenced operations on January 21, 2009, after the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays Short Treasury Bond Fund

Period Covered: April 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.23%
Between 0.5% and –0.5%	441	99.77

	442	100.00%

iShares Barclays 1-3 Year Treasury Bond Fund

Period Covered: January 1, 2004 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,257	99.92

	1,258	100.00%

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays 3-7 Year Treasury Bond Fund

Period Covered: April 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	438	99.10%
Less than –0.5% and Greater than –1.0%	2	0.45
Less than –1.0% and Greater than –1.5%	2	0.45

	442	100.00%

iShares Barclays 7-10 Year Treasury Bond Fund

Period Covered: January 1, 2004 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,252	99.52
Less than –0.5% and Greater than –1.0%	2	0.16
Less than –1.0% and Greater than –1.5%	2	0.16

	1,258	100.00%

iShares Barclays 10-20 Year Treasury Bond Fund

Period Covered: April 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.23%
Greater than 0.5% and Less than 1.0%	9	2.04
Between 0.5% and –0.5%	425	96.15
Less than –0.5% and Greater than –1.0%	4	0.90
Less than –1.0% and Greater than –1.5%	2	0.45
Less than –1.5%	1	0.23

	442	100.00%

iShares Barclays 20+ Year Treasury Bond Fund

Period Covered: January 1, 2004 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	14	1.11
Between 0.5% and –0.5%	1,233	98.01
Less than –0.5% and Greater than –1.0%	8	0.64
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08

	1,258	100.00%

104	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays TIPS Bond Fund

Period Covered: January 1, 2004 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.08%
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	6	0.48
Greater than 1.5% and Less than 2.0%	5	0.40
Greater than 1.0% and Less than 1.5%	17	1.35
Greater than 0.5% and Less than 1.0%	23	1.83
Between 0.5% and –0.5%	1,200	95.38
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0%	1	0.08

	1,258	100.00%

iShares S&P California Municipal Bond Fund

Period Covered: January 1, 2008 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.40%
Greater than 5.5% and Less than 6.0%	1	0.40
Greater than 5.0% and Less than 5.5%	2	0.79
Greater than 4.5% and Less than 5.0%	2	0.79
Greater than 4.0% and Less than 4.5%	1	0.40
Greater than 3.5% and Less than 4.0%	3	1.19
Greater than 3.0% and Less than 3.5%	3	1.19
Greater than 2.5% and Less than 3.0%	6	2.38
Greater than 2.0% and Less than 2.5%	11	4.37
Greater than 1.5% and Less than 2.0%	13	5.16
Greater than 1.0% and Less than 1.5%	28	11.11
Greater than 0.5% and Less than 1.0%	71	28.17
Between 0.5% and –0.5%	103	40.88
Less than –0.5% and Greater than –1.0%	3	1.19
Less than –1.0% and Greater than –1.5%	2	0.79
Less than –1.5%	2	0.79

	252	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P National Municipal Bond Fund

Period Covered: October 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.32%
Greater than 4.0% and Less than 4.5%	1	0.32
Greater than 3.5% and Less than 4.0%	5	1.58
Greater than 3.0% and Less than 3.5%	8	2.53
Greater than 2.5% and Less than 3.0%	3	0.95
Greater than 2.0% and Less than 2.5%	9	2.85
Greater than 1.5% and Less than 2.0%	7	2.22
Greater than 1.0% and Less than 1.5%	16	5.06
Greater than 0.5% and Less than 1.0%	61	19.30
Between 0.5% and –0.5%	199	62.97
Less than –0.5% and Greater than –1.0%	2	0.63
Less than –1.0% and Greater than –1.5%	1	0.32
Less than –1.5%	3	0.95

	316	100.00%

iShares S&P New York Municipal Bond Fund

Period Covered: January 1, 2008 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	12	4.76%
Greater than 4.0% and Less than 4.5%	4	1.59
Greater than 3.5% and Less than 4.0%	2	0.79
Greater than 3.0% and Less than 3.5%	2	0.79
Greater than 2.5% and Less than 3.0%	9	3.57
Greater than 2.0% and Less than 2.5%	9	3.57
Greater than 1.5% and Less than 2.0%	16	6.35
Greater than 1.0% and Less than 1.5%	31	12.30
Greater than 0.5% and Less than 1.0%	53	21.03
Between 0.5% and –0.5%	111	44.06
Less than –0.5% and Greater than –1.0%	2	0.79
Less than –1.0% and Greater than –1.5%	1	0.40

	252	100.00%

106	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 177 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc; Trustee (since 2001) of BGIF and MIP.

*John E. Martinez, 47	Trustee (since 2003).	Co-Chief Executive Officer (2001-2003) of Global Index and Markets Group of BGI; Chairman (2000-2003) of Barclays Global Investors Services; Director (2000-2003) of Barclays Global Investors UK Holdings, Inc.; Director (since 2005) of Real Estate Equity Exchange.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	107

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 69	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 59	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2005) and Chair (since 2006) of the Finance and Investment Committees of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

108	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and Member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co-Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

Darrell Duffie, 54	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2006) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Head (since 2005) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI; Fixed Income Portfolio Manager (1997-2003) of BGI.	None.

110	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES® FAMILY OF FUNDS	111

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and service mark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-0569-0409

112	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Shares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® LET’S BUILD A BETTER INVESTMENT WORLD® BARCLAYS GLOBAL INVESTORS

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

FEBRUARY 28, 2009

Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares Barclays 1-3 Year Credit Bond Fund

iShares Barclays Intermediate Credit Bond Fund

iShares Barclays Credit Bond Fund

iShares Barclays Intermediate Government/Credit Bond Fund

iShares Barclays Government /Credit Bond Fund

iShares Barclays MBS Bond Fund

iShares Barclays Agency Bond Fund

iShares Barclays Aggregate Bond Fund

iShares iBoxx $ High Yield Corporate Bond Fund

iShares iBoxx $ Investment Grade Corporate Bond Fund

iShares JPMorgan USD Emerging Markets Bond Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Note to Shareholders

Effective December 8, 2008, the names of the below listed iShares Funds changed to reflect changes in the names of the Funds’ corresponding underlying indexes. No changes were made to the Funds’ investment objectives, tickers or respective index methodologies in connection with these name changes.

Former Fund Name

iShares Lehman 1-3 Year Credit Bond Fund

iShares Lehman Intermediate Credit Bond Fund

iShares Lehman Credit Bond Fund

iShares Lehman Intermediate Government/Credit Bond Fund

iShares Lehman Government/Credit Bond Fund

iShares Lehman MBS Bond Fund

iShares Lehman Aggregate Bond Fund

Former Index Name

Lehman Brothers 1-3 Year U.S. Credit Index

Lehman Brothers Intermediate U.S. Credit Index

Lehman Brothers U.S. Credit Index

Lehman Brothers Intermediate U.S. Government/Credit Index

Lehman Brothers U.S. Government/Credit Index

Lehman Brothers U.S. MBS Index

Lehman Brothers U.S. Aggregate Index

Current Fund Name

iShares Barclays 1-3 Year Credit Bond Fund

iShares Barclays Intermediate Credit Bond Fund

iShares Barclays Credit Bond Fund

iShares Barclays Intermediate Government/Credit Bond Fund

iShares Barclays Government/Credit Bond Fund

iShares Barclays MBS Bond Fund

iShares Barclays Aggregate Bond Fund

Current Index Name

Barclays Capital U.S. 1-3 Year Credit Bond Index

Barclays Capital U.S. Intermediate Credit Bond Index

Barclays Capital U.S. Credit Bond Index

Barclays Capital U.S. Intermediate Government/Credit Bond Index

Barclays Capital U.S. Government/Credit Bond Index

Barclays Capital U.S. MBS Index

Barclays Capital U.S. Aggregate Bond Index

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS CREDIT BOND FUNDS

Performance as of February 28, 2009

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 2/28/09			Inception to 2/28/09			Inception to 2/28/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays 1-3 Year Credit	(1.74)%	(0.13)%	(1.26)%	2.91%	3.94%	3.27%	6.37%	8.67%	7.16%
Barclays Intermediate Credit	(4.72)%	(3.33)%	(5.15)%	1.17%	2.35%	0.99%	2.53%	5.13%	2.14%
Barclays Credit	(5.91)%	(5.11)%	(6.06)%	(0.10)%	0.81%	(0.16)%	(0.21)%	1.75%	(0.34)%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares Barclays 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Barclays Capital U.S. 1-3 Year Credit Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2009 (the “reporting period”), the total return for the Fund was (1.74)%, while the total return for the Index was (1.26)%.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

iShares Barclays 1-3 Year Credit Bond Fund (Continued)

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
Financial	43.41%

Communications	12.92

Multi-National	12.29

Energy	6.37

Foreign Government Obligations	6.15

Consumer Non-Cyclical	5.48

Consumer Cyclical	4.43

Utilities	4.02

Industrial	1.30

Technology	1.20

Basic Materials	0.74

Short-Term and Other Net Assets	1.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
European Investment Bank, 4.00%, 03/03/10	3.45%

KfW Series G, 5.00%, 06/01/10	3.24

KfW, 3.25%, 02/15/11	2.88

European Investment Bank, 2.63%, 05/16/11	2.84

Svensk Exportkredit AB, 4.50%, 09/27/10	2.33

General Electric Capital Corp., 4.88%, 10/21/10	2.15

AT&T Wireless Services Inc., 7.88%, 03/01/11	1.97

European Investment Bank, 4.63%, 03/21/12	1.73

HSBC Finance Corp., 5.25%, 01/14/11	1.71

Bank of America Corp., 5.38%, 08/15/11	1.69

TOTAL	23.99%

The iShares Barclays Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Barclays Capital U.S. Intermediate Credit Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was (4.72)%, while the total return for the Index was (5.15)%.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
Financial	40.73%

Communications	12.19

Consumer Non-Cyclical	9.29

Foreign Government Obligations	6.80

Utilities	6.38

Multi-National	4.39

Energy	3.54

Consumer Cyclical	3.39

Industrial	3.25

Technology	3.03

Basic Materials	2.85

Diversified	0.02

Short-Term and Other Net Assets	4.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
European Investment Bank, 4.63%, 05/15/14	2.89%

KfW, 4.25%, 06/15/10	2.85

Italy (Republic of), 4.50%, 01/21/15	2.20

Wells Fargo & Co., 4.88%, 01/12/11	1.99

JPMorgan Chase & Co., 5.75%, 01/02/13	1.82

John Deere Capital Corp., 7.00%, 03/15/12	1.59

Bank of America Corp., 4.88%, 01/15/13	1.43

United Mexican States, 6.38%, 01/16/13	1.26

HSBC Finance Corp., 5.50%, 01/19/16	1.24

General Electric Capital Corp., 5.00%, 01/08/16	1.20

TOTAL	18.47%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Barclays Capital U.S. Credit Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was (5.91)%, while the total return for the Index was (6.06)%.

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
Financial	35.22%

Communications	13.03

Consumer Non-Cyclical	9.56

Utilities	7.67

Foreign Government Obligations	6.45

Energy	5.68

Consumer Cyclical	4.52

Multi-National	4.33

Industrial	4.08

Basic Materials	2.40

Technology	2.14

Municipal Debt Obligations	0.75

Short-Term and Other Net Assets	4.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
AT&T Wireless Services Inc., 7.88%, 03/01/11	1.67%

KfW, 3.25%, 03/15/13	1.37

European Investment Bank, 5.13%, 05/30/17	1.33

Citigroup Inc., 5.50%, 04/11/13	1.21

ConocoPhillips Holding Co., 6.95%, 04/15/29	1.18

DaimlerChrysler North America Holding Corp., 6.50%, 11/15/13	1.18

Wells Fargo & Co., 4.88%, 01/12/11	1.15

John Deere Capital Corp., 7.00%, 03/15/12	1.07

European Investment Bank, 2.63%, 05/16/11	0.98

HSBC Finance Corp., 7.00%, 05/15/12	0.97

TOTAL	12.11%

In contrast to the advance in the broad U.S. bond market, credit-related bonds declined for the reporting period. The main factors contributing to the overall bond market’s positive performance – a severe economic downturn and a liquidity crisis in the credit markets – had a negative impact on the credit sector.

The U.S. economy experienced a recession throughout the reporting period. The economy grew by just 1.1% in 2008 – compared with 2.0% growth in 2007 and 2.8% growth in 2006 – and actually contracted during the second half of the year. In particular, economic output decreased at a 6.2% annualized rate in the fourth quarter. The deteriorating economic environment was reflected in weak results across a broad swath of economic data. The economy shed more than four million jobs during the reporting period, pushing the unemployment rate up to a 26-year high of 8.1%. Retail sales fell by 8.6% for the reporting period, led by a sharp decline in motor vehicle sales. New home sales fell by 38% in 2008, while existing home sales declined by 13%. Finally, industrial production fell by 11% for the reporting period as factory capacity usage slid from 81% to 71% – the lowest level since 1982.

The economic weakness was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers in the financial sector contributed to an environment of increased government intervention to support the financial sector. These events led to a significant “flight to quality” as investors fled riskier assets in favor of the relative safety of high-quality bonds.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

In an effort to resuscitate the economy, the Federal Reserve cut short-term interest rates seven times during 2008, reducing the federal funds rate to its lowest level ever – a range of 0% to 0.25%. The Federal Reserve also expanded its programs aimed at restoring liquidity in the credit markets. Meanwhile, in early 2009, the federal government passed a massive fiscal stimulus package, which was designed to revitalize the economy and aid in the recovery of the financial sector.

The credit sector was adversely impacted by the economic slowdown, which put significant downward pressure on corporate earnings and weakened corporate balance sheets. In addition, the frozen credit markets led to greater volatility, and the flight to quality increased demand for Treasury bonds and other higher-quality securities at the expense of lower-grade credits, which suffered the largest losses. The combination of these various factors contributed to the overall decline in credit-related bonds. Shorter-term securities generally held up best, while longer-term bonds generally declined the most during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

Performance as of February 28, 2009

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 2/28/09			Inception to 2/28/09			Inception to 2/28/09

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Intermediate Government/Credit	1.80%	2.23%	0.99%	5.53%	5.97%	5.15%	12.26%	13.27%	11.40%
Barclays Government/Credit	1.17%	1.30%	0.66%	4.88%	5.20%	4.64%	10.79%	11.53%	10.24%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares Barclays Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate sectors of the bond market as defined by the Barclays Capital U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2009 (the “reporting period”), the total return for the Fund was 1.80%, while the total return for the Index was 0.99%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

iShares Barclays Intermediate Government/Credit Bond Fund (Continued)

PORTFOLIO ALLOCATION As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	38.95%

U.S. Government Agency Obligations	23.87

Financial	15.41

Consumer Non-Cyclical	4.20

Communications	3.80

Foreign Government Obligations	3.14

Utilities	2.31

Multi-National	1.51

Consumer Cyclical	1.50

Energy	1.38

Industrial	1.12

Basic Materials	0.75

Technology	0.65

Diversified	0.01

Short-Term and Other Net Assets	1.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 2.75%, 07/30/10	9.11%

U.S. Treasury Notes, 4.75%, 05/15/14	9.08

U.S. Treasury Notes, 4.88%, 08/15/16	8.71

U.S. Treasury Notes, 4.88%, 07/31/11	8.28

Federal Home Loan Mortgage Corp., 7.00%, 03/15/10	7.90

Federal National Mortgage Association, 7.25%, 01/15/10	6.63

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	3.59

U.S. Treasury Notes, 4.00%, 08/15/18	2.65

Federal National Mortgage Association, 5.00%, 04/15/15	2.16

Federal Home Loan Bank, 5.00%, 11/17/17	1.43

TOTAL	59.54%

The iShares Barclays Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate sectors of the bond market as defined by the Barclays Capital U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 1.17%, while the total return for the Index was 0.66%.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

iShares Barclays Government/Credit Bond Fund (Continued)

PORTFOLIO ALLOCATION
As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	42.83%

U.S. Government Agency Obligations	16.65

Financial	13.58

Communications	4.62

Consumer Non-Cyclical	4.09

Utilities	3.35

Foreign Government Obligations	3.09

Multi-National	2.93

Consumer Cyclical	2.17

Energy	1.72

Industrial	1.55

Basic Materials	1.54

Technology	0.60

Municipal Debt Obligations	0.34

Short-Term and Other Net Assets	0.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 2/28/09
Security	Percentage of Net Assets
U.S. Treasury Notes, 1.25%, 11/30/10	10.48%

U.S. Treasury Bonds, 7.63%, 02/15/25	9.80

U.S. Treasury Notes, 4.63%, 11/15/16	7.50

Federal National Mortgage Association, 7.25%, 01/15/10	5.82

U.S. Treasury Notes, 4.63%, 12/31/11	5.43

U.S. Treasury Notes, 4.75%, 05/15/14	4.03

Federal Home Loan Bank, 1.63%, 01/21/11	3.96

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	2.90

U.S. Treasury Notes, 2.13%, 04/30/10	2.61

U.S. Treasury Bonds, 8.13%, 08/15/19	2.07

TOTAL	54.60%

The broad U.S. bond market advanced for the reporting period, but the overall gain belied a wide performance disparity between the government and credit sectors. Government bonds enjoyed solidly positive results, while credit-related securities declined.

The U.S. economy experienced a recession throughout the reporting period. The economy grew by just 1.1% in 2008 – compared with 2.0% growth in 2007 and 2.8% growth in 2006 – and actually contracted during the second half of the year. In particular, economic output decreased at a 6.2% annualized rate in the fourth quarter. The deteriorating economic environment was reflected in weak results across a broad swath of economic data. The economy shed more than four million jobs during the reporting period, pushing the unemployment rate up to a 26-year high of 8.1%. Retail sales fell by 8.6% for the reporting period, led by a sharp decline in motor vehicle sales. New home sales fell by 38% in 2008, while existing home sales declined by 13%. Finally, industrial production fell by 11% for the reporting period as factory capacity usage slid from 81% to 71% – the lowest level since 1982.

The economic weakness was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers in the financial sector contributed to an environment of increased government intervention to support the financial sector. These events led to a significant “flight to quality” as investors fled riskier assets in favor of the relative safety of high-quality bonds.

In an effort to resuscitate the economy, the Federal Reserve cut short-term interest rates seven times during 2008, reducing the federal funds rate to its lowest level ever – a range of 0% to 0.25%. The Federal Reserve also expanded its programs aimed at restoring liquidity in the credit markets. Meanwhile, in early 2009, the federal government passed a massive fiscal stimulus package, which was designed to revitalize the economy and aid in the recovery of the financial sector.

Government bonds generated the best results for the reporting period, benefiting from the flight to quality triggered by the economic downturn and credit crisis. In contrast, the credit sector declined as the economic slowdown put significant downward pressure on corporate earnings and weakened corporate balance sheets. In addition, the frozen credit markets led to greater volatility, and the flight to quality increased demand for government bonds and other higher-quality securities at the expense of lower-grade credit issues, which suffered the largest losses.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS MBS BOND FUND

Performance as of February 28, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/09			Inception to 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.24%	6.31%	7.17%	6.44%	6.54%	7.24%	13.05%	13.27%	14.74%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS MBS BOND FUND

PORTFOLIO ALLOCATION
As of 2/28/09
Issuer	Percentage of Net Assets
Federal Home Loan Mortgage Corp.	46.48%

Federal National Mortgage Association	40.24

Government National Mortgage Association	8.60

Short-Term and Other Net Assets	4.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 2/28/09
Security	Percentage of Net Assets
Federal Home Loan Mortgage Corp., 5.00%, 03/01/39	13.93%

Federal National Mortgage Association, 5.50%, 03/01/39	13.90

Federal Home Loan Mortgage Corp., 5.50%, 03/01/39	10.50

Federal National Mortgage Association, 6.50%, 03/01/39	8.69

Federal Home Loan Mortgage Corp., 6.00%, 03/01/39	7.42

Federal National Mortgage Association, 6.00%, 03/01/39	6.27

Federal Home Loan Mortgage Corp., 4.50%, 03/01/24	5.10
Federal Home Loan Mortgage Corp., 5.50%, 03/01/24	5.06

Federal National Mortgage Association, 5.00%, 03/01/24	4.71

Federal Home Loan Mortgage Corp., 5.00%, 03/01/24	4.27

TOTAL	79.85%

The iShares Barclays MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage-backed securities sector of the U.S. as defined by the Barclays Capital U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2009 (the “reporting period”), the total return for the Fund was 6.24%, while the total return for the Index was 7.17%.

The U.S. bond market generally advanced for the reporting period, and mortgage-backed securities were among the best performers. One contributing factor to the bond market rally was the U.S. economy, which was in recession throughout the reporting period. The economy grew by just 1.1% in 2008 – compared with 2.0% growth in 2007 and 2.8% growth in 2006 – and actually contracted during the second half of the year. In particular, economic output decreased at a 6.2% annualized rate in the fourth quarter. The deteriorating economic environment was reflected in weak results across a broad swath of economic data. The economy shed more than four million jobs during the reporting period, pushing the unemployment rate up to a 26-year high of 8.1%. Retail sales fell by 8.6% for the reporting period, led by a sharp decline in motor vehicle sales. New home sales fell by 38% in 2008, while existing home sales declined by 13%. Finally, industrial production fell by 11% for the reporting period as factory capacity usage slid from 81% to 71% – the lowest level since 1982.

The economic weakness was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS MBS BOND FUND

they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers in the financial sector contributed to an environment of increased government intervention to support the financial sector. These events led to a significant “flight to quality” as investors fled riskier assets in favor of the relative safety of high-quality bonds.

In an effort to resuscitate the economy, the Federal Reserve cut short-term interest rates seven times during 2008, reducing the federal funds rate to its lowest level ever – a range of 0% to 0.25%. The Federal Reserve also expanded its programs aimed at restoring liquidity in the credit markets. Meanwhile, in early 2009, the federal government passed a massive fiscal stimulus package, which was designed to revitalize the economy and aid in the recovery of the financial sector.

The Fund invests in high-quality, residential mortgage-backed securities that are guaranteed by U.S. government agencies and government-sponsored entities. These securities benefited substantially from the flight to quality in the bond market, as well as their slightly higher yields compared to other high-quality bonds, such as Treasury and government agency securities. Furthermore, two of the main issuers of high-quality mortgage-backed securities – government-sponsored enterprises Fannie Mae and Freddie Mac – were taken into conservatorship by the federal government in September 2008 amid concerns about the impact of increasing mortgage-related losses on their balance sheets. These and other events provided a boost to Fannie and Freddie mortgage-backed securities during the reporting period.

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS AGENCY BOND FUND

Performance as of February 28, 2009

Cumulative Total Returns

Inception to 2/28/09

NAV	MARKET	INDEX
5.27%	5.60%	4.60%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 11/5/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/28/09, the Fund did not have six months of performance and therefore a line graph is not presented.

PORTFOLIO ALLOCATION
As of 2/28/09
Sector/Investment Type	Percentage of Net Assets
U.S. Government Agency Obligations	95.16%

Corporate Bonds	3.76

Short-Term and Other Net Assets	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 2/28/09
Security	Percentage of Net Assets
Federal National Mortgage Association, 2.88%, 10/12/10	14.75%

Federal National Mortgage Association, 7.13%, 06/15/10	12.61

Federal Home Loan Mortgage Corp., 5.25%, 07/18/11	10.10

Federal National Mortgage Association, 4.75%, 12/15/10	9.90

Federal Home Loan Bank, 5.38%, 08/19/11	8.11

Federal Home Loan Mortgage Corp., 4.50%, 07/15/13	7.08

Federal Home Loan Bank, 3.63%, 10/18/13	6.78

Federal Home Loan Bank, 4.00%, 09/06/13	5.93

Federal Home Loan Mortgage Corp., 4.38%, 07/17/15	4.02

Bank of America N.A., (FDIC Guaranteed) 1.70%, 12/23/10	3.76

TOTAL	83.04%

The iShares Barclays Agency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the agency sector of the U.S. government bond market as defined by the Barclays Capital U.S. Agency Bond Index (the “Index”). The Index is comprised of investment-grade native-currency U.S. dollar-denominated debentures

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

issued by government and government-related agencies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 5, 2008 (inception date of the Fund) through February 28, 2009 (the “reporting period”), the total return for the Fund was 5.27%, while the total return for the Index was 4.60%.

U.S. government agency securities advanced for the reporting period amid a severe economic downturn and a liquidity crisis in the credit markets. The U.S. economy contracted during the reporting period as economic output decreased at a 6.2% annualized rate in the fourth quarter of 2008. The deteriorating economic environment was reflected in weak results across a broad swath of economic data. The economy shed more than 2.5 million jobs for the reporting period, pushing the unemployment rate up to a 26-year high; retail sales fell, led by a sharp decline in motor vehicle sales; the housing market continued to weaken; and industrial production declined as factory capacity usage slid to its lowest level since 1982.

The economic weakness was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. In the fall of 2008, a series of bankruptcies, near-failures, and takeovers in the financial sector contributed to an environment of increased government intervention to support the financial sector. These events led to a significant “flight to quality” as investors fled riskier assets in favor of the relative safety of high-quality bonds.

As a result, government agency bonds rallied in late 2008, when concerns about the economic downturn and the poor condition of the financial sector were most acute. In December, the Federal Reserve cut short-term interest rates for the seventh time during 2008, reducing the federal funds rate to its lowest level ever– a range of 0% to 0.25% – leading to a further rally in government agency securities. The Federal Reserve also expanded its programs aimed at restoring liquidity in the credit markets. In early 2009, the federal government passed a massive fiscal stimulus package, which was designed to revitalize the economy and aid in the recovery of the financial sector.

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS AGGREGATE BOND FUND

Performance as of February 28, 2009

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.08%	2.50%	2.06%	3.84%	3.93%	4.00%	4.18%	4.32%	4.33%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.08%	2.50%	2.06%	20.74%	21.28%	21.64%	24.95%	25.85%	25.97%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

PORTFOLIO ALLOCATION
As of 2/28/09
Sector/Investment Type	Percentage of Net Assets

Mortgage-Backed Securities	39.22%

U.S. Government Obligations	25.41

U.S. Government Agency Obligations	11.15

Financial	10.26

Communications	2.30

Consumer Non-Cyclical	1.92

Utilities	1.63

Foreign Government Obligations	1.60

Energy	1.31

Consumer Cyclical	1.24

Industrial	0.91

Multi-National	0.72

Basic Materials	0.49

Technology	0.35

Municipal Debt Obligations	0.27

Diversified	0.01

Short-Term and Other Net Assets	1.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 2/28/09
Security	Percentage of Net Assets
Federal Home Loan Mortgage Corp., 5.00%, 03/01/39	5.74%

Federal National Mortgage Association, 5.50%, 03/01/39	5.49

Federal Home Loan Mortgage Corp., 5.50%, 03/01/39	3.90

Federal National Mortgage Association, 6.50%, 03/01/39	3.55

U.S. Treasury Notes, 4.50%, 05/15/10	2.89

Federal National Mortgage Association, 6.00%, 03/01/39	2.89

Federal Home Loan Mortgage Corp., 6.00%, 03/01/39	2.72

U.S. Treasury Bonds, 7.63%, 02/15/25	2.23
U.S. Treasury Bonds, 8.13%, 08/15/19	2.23

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	2.22

TOTAL	33.86%

The iShares Barclays Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total U.S. investment grade bond market as defined by the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2009 (the “reporting period”), the total return for the Fund was 2.08%, while the total return for the Index was 2.06%.

The U.S. bond market advanced for the reporting period. One contributing factor to the bond market rally was the U.S. economy, which was in recession throughout the reporting period. The economy grew by just 1.1% in 2008 – compared with 2.0% growth in 2007 and 2.8% growth in 2006 – and actually contracted during the second half of the year. In particular, economic output decreased at a 6.2% annualized rate in the fourth quarter. The deteriorating economic environment was reflected in weak results across a broad swath of economic data. The economy shed more than four million jobs during the reporting period, pushing the unemployment rate up to a 26-year high of 8.1%. Retail sales fell by 8.6% for the reporting period, led by a sharp decline in motor vehicle sales. New home sales fell by 38% in 2008, while existing home sales declined by 13%. Finally, industrial production fell by 11% for the reporting period as factory capacity usage slid from 81% to 71% – the lowest level since 1982.

The economic weakness was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers in the financial sector contributed to an environment of increased government intervention to support the financial sector. These events led to a significant “flight to quality” as investors fled riskier assets in favor of the relative safety of high-quality bonds.

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

In an effort to resuscitate the economy, the Federal Reserve cut short-term interest rates seven times during 2008, reducing the federal funds rate to its lowest level ever – a range of 0% to 0.25%. The Federal Reserve also expanded its programs aimed at restoring liquidity in the credit markets. Meanwhile, in early 2009, the federal government passed a massive fiscal stimulus package, which was designed to revitalize the economy and aid in the recovery of the financial sector.

Although the bond market posted positive results overall for the reporting period, there was a wide performance disparity among the various sectors. Treasury and government agency bonds generated positive returns, benefiting from the flight to quality triggered by the economic downturn and credit crisis. The flight to quality also boosted high-quality mortgage-backed securities, which benefited from their slightly higher yields and stronger government support for securities issued by Fannie Mae and Freddie Mac. In contrast, corporate bonds generally declined as the economic slowdown put significant downward pressure on corporate earnings and weakened corporate balance sheets. In addition, the frozen credit markets led to greater volatility, while the flight to quality increased demand for higher-quality securities at the expense of lower-grade credit issues, which experienced the largest losses.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

Performance as of February 28, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/09			Inception to 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(21.06)%	(23.21)%	(20.39)%	(12.54)%	(13.41)%	(12.55)%	(22.55)%	(24.01)%	(22.56)%

Total returns for the period since inception are calculated from the inception date of the Fund (4/4/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

PORTFOLIO ALLOCATION
As of 2/28/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	20.97%

Communications	20.77

Industrial	12.39

Energy	11.64

Utilities	11.52

Consumer Cyclical	8.04

Basic Materials	4.86

Technology	4.40

Financial	1.55

Short-Term and Other Net Assets	3.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 2/28/09
Security	Percentage of Net Assets
Crown Americas LLC, 7.75%, 11/15/15	2.77%

Dollar General Corp., 10.63%, 07/15/15	2.76

DaVita Inc., 7.25%, 03/15/15	2.67

Windstream Corp., 8.63%, 08/01/16	2.65

Peabody Energy Corp., 7.38%, 11/01/16	2.65

Intelsat (Bermuda) Ltd., 11.25%, 06/15/16	2.63

DIRECTV Holdings LLC/ DIRECTV Financing Co. Inc., 7.63%, 05/15/16	2.63

L-3 Communications Corp., 6.38%, 10/15/15	2.63

Community Health Systems Inc., 8.88%, 07/15/15	2.61

NRG Energy Inc., 7.38%, 02/01/16	2.61

TOTAL	26.61%

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high-yield corporate bond market as defined by the iBoxx® $ Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2009 (the “reporting period”), the total return for the Fund was (21.06)%, while the total return for the Index was (20.39)%.

In contrast to the advance in the broad U.S. bond market, high-yield corporate bonds fell sharply for the reporting period. The main factors contributing to the overall bond market’s positive performance – a severe economic downturn and a liquidity crisis in the credit markets – had a significant negative impact on the high-yield bond market.

The U.S. economy experienced a recession throughout the reporting period. The economy grew by just 1.1% in 2008 – compared with 2.0% growth in 2007 and 2.8% growth in 2006 – and actually contracted during the second half of the year. In particular, economic output decreased at a 6.2% annualized rate in the fourth quarter. The deteriorating economic environment was reflected in weak results across a broad swath of economic data. The economy shed more than four million jobs during the reporting period, pushing the unemployment rate up to a 26-year high of 8.1%. Retail sales fell by 8.6% for the reporting period, led by a sharp decline in motor vehicle sales. New home sales fell by 38% in 2008, while existing home sales declined by 13%. Finally, industrial production fell by 11% for the reporting period as factory capacity usage slid from 81% to 71% – the lowest level since 1982.

High-yield corporate bonds were adversely impacted by the economic slowdown, which weighed heavily on corporate earnings and weakened corporate balance sheets. The recession also led to expectations of rising defaults among lower-quality bonds, putting further downward pressure on high-yield securities.

The decline in the high-yield bond market was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers in the financial sector contributed to an environment of increased government intervention to support the financial sector.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

These events led to a significant “flight to quality” as investors fled riskier assets – including high-yield corporate securities – in favor of the relative safety of higher-quality bonds. The credit crisis also reduced the availability of financing for lower-quality borrowers. As a result, high-yield bonds suffered substantial declines as the spread between the yields of Treasury bonds and high-yield corporate securities surged to its widest level ever.

On a sector basis, bonds issued by financial companies posted the largest declines, particularly banks and brokerage firms, which were hit hardest by the credit crisis. Bonds issued by companies in the automotive, gaming, and technology industries also declined substantially during the reporting period as the economic downturn weighed on their businesses. Bonds issued by companies in the consumer staples (especially food and beverage makers), health care, and telecommunications sectors held up the best due to their relative lack of sensitivity to the economic climate.

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of February 28, 2009

Average Annual Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.96)%	(6.20)%	(4.63)%	1.42%	1.41%	1.74%	3.67%	3.72%	3.94%

Cumulative Total Returns

Year Ended 2/28/09			Five Years Ended 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.96)%	(6.20)%	(4.63)%	7.30%	7.25%	9.01%	26.88%	27.29%	29.10%

Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

PORTFOLIO ALLOCATION
As of 2/28/09
Sector	Percentage of Net Assets
Financial	47.02%

Consumer Non-Cyclical	22.72

Communications	9.90

Technology	5.49

Consumer Cyclical	5.08

Energy	2.92

Utilities	1.99

Basic Materials	1.67

Industrial	1.09

Short-Term and Other Net Assets	2.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 2/28/09
Security	Percentage of Net Assets
International Business Machines Corp., 8.00%, 10/15/38	1.25%

PepsiCo Inc., 7.90%, 11/01/18	1.24

Verizon Communications Inc., 8.75%, 11/01/18	1.18

Johnson & Johnson, 5.55%, 08/15/17	1.17

Abbott Laboratories, 5.15%, 11/30/12	1.11

AstraZeneca PLC, 6.45%, 09/15/37	1.11

IBM International Group Capital LLC, 5.05%, 10/22/12	1.11

AstraZeneca PLC, 5.90%, 09/15/17	1.11

Altria Group Inc., 8.50%, 11/10/13	1.11

AstraZeneca PLC, 5.40%, 09/15/12	1.10

TOTAL	11.49%

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the iBoxx® $ Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2009 (the “reporting period”), the total return for the Fund was (5.96)%, while the total return for the Index was (4.63)%.

In contrast to the advance in the broad U.S. bond market, corporate bonds declined for the reporting period. The main factors contributing to the overall bond market’s positive performance – a severe economic downturn and a liquidity crisis in the credit markets – had a negative impact on the corporate sector.

The U.S. economy experienced a recession throughout the reporting period. The economy grew by just 1.1% in 2008 – compared with 2.0% growth in 2007 and 2.8% growth in 2006 – and actually contracted during the second half of the year. In particular, economic output decreased at a 6.2% annualized rate in the fourth quarter. The deteriorating economic environment was reflected in weak results across a broad swath of economic data. The economy shed more than four million jobs during the reporting period, pushing the unemployment rate up to a 26-year high of 8.1%. Retail sales fell by 8.6% for the reporting period, led by a sharp decline in motor vehicle sales. New home sales fell by 38% in 2008, while existing home sales declined by 13%. Finally, industrial production fell by 11% for the reporting period as factory capacity usage slid from 81% to 71% – the lowest level since 1982.

The economic weakness was exacerbated by a continued liquidity crisis in the credit markets. Many financial companies were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers in the financial sector contributed to an environment of increased government intervention to support the financial sector. These events led to a significant “flight to quality” as investors fled riskier assets in favor of the relative safety of high-quality bonds.

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

In an effort to resuscitate the economy, the Federal Reserve cut short-term interest rates seven times during 2008, reducing the federal funds rate to its lowest level ever – a range of 0% to 0.25%. The Federal Reserve also expanded its programs aimed at restoring liquidity in the credit markets. Meanwhile, in early 2009, the federal government passed a massive fiscal stimulus package, which was designed to revitalize the economy and aid in the recovery of the financial sector.

Corporate bonds were adversely impacted by the economic slowdown, which put significant downward pressure on corporate earnings and weakened corporate balance sheets. In addition, the frozen credit markets led to greater volatility in the corporate market, and the flight to quality increased demand for Treasury bonds and other higher-quality securities at the expense of lower-grade credit issues, which suffered the largest declines. The combination of these various factors contributed to the overall decline for corporate bonds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

Performance as of February 28, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/09			Inception to 2/28/09			Inception to 2/28/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.68)%	(14.53)%	(12.70)%	(10.70)%	(10.83)%	(9.80)%	(12.73)%	(12.88)%	(11.66)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/17/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/19/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

BOND CREDIT QUALITY As of 2/28/09
Moody’s Credit Rating	Percentage of Total Investments*
A1	7.73%

A2	1.71

A3	3.42

Baa1	15.64

Baa2	11.93

Baa3	0.71

Ba1	25.52

Ba3	12.71

B1	11.89

B2	5.18

B3	1.54

Ca	0.64

Not Rated	1.38

TOTAL	100.00%

* Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 2/28/09
Security	Percentage of Net Assets
Russian Federation, 7.50%, 03/31/30	11.58%

Brazil (Federative Republic of), 8.00%, 01/15/18	4.85

Philippines (Republic of), 7.75%, 01/14/31	4.78

Peru (Republic of), 8.38%, 05/03/16	4.61

Turkey (Republic of), 6.88%, 03/17/36	4.55

South Africa (Republic of), 7.38%, 04/25/12	4.50

Turkey (Republic of), 7.25%, 03/15/15	4.26

Petronas Capital Ltd., 7.00%, 05/22/12	3.91

China Development Bank, 5.00%, 10/15/15	3.59

Brazil (Federative Republic of), 7.13%, 01/20/37	3.35

TOTAL	49.98%

The iShares JPMorgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 28, 2009 (the “reporting period”), the total return for the Fund was (13.68)%, while the total return for the Index was (12.70)%.

Emerging markets bonds suffered double-digit declines for the reporting period in an increasingly volatile investment environment. One factor that contributed to the decline in emerging markets bonds was a global economic slowdown that began with a recession in the U.S. The U.S. economy grew by just 1.1% in 2008, with a significant contraction during the second half of the year. In particular, economic output decreased at a 6.2% annualized rate in the fourth quarter as the unemployment rate surged to a 26-year high and consumer spending stalled. The downturn spread to Europe, which saw economic growth of just 0.7% in 2008 for both the euro area and the United Kingdom, and then to other developed regions of the world. Most notably, the Japanese economy contracted at a 12% annualized rate in the fourth quarter of 2008.

The global economic downturn weighed on emerging market economies, many of which are heavily dependent on exports to developed nations. Many emerging markets saw sharp declines in exports, particularly commodities, which led to concerns about the creditworthiness of emerging markets bonds.

Another obstacle for emerging markets bonds was a continued liquidity crisis in the credit markets. Many financial companies around the world were forced to book sizable losses on credit-related securities, and the frozen credit markets made it difficult for these companies to access the capital they needed to shore up their deteriorating balance sheets. A series of bankruptcies, near-failures and takeovers among financial companies worldwide set in motion unprecedented government intervention on a global scale to support the financial sector.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

These events led to a significant “flight to quality” as investors fled riskier assets – including emerging markets bonds – in favor of the relative safety of high-quality bonds. The sell-off in emerging markets bonds was particularly sharp in the last few months of 2008, when economic and credit concerns were most acute – in October 2008 alone, the Fund declined nearly 20%.

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value[a] (9/1/08)	Ending Account Value[a] (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/08 to 2/28/09)
Barclays 1-3 Year Credit
Actual	$1,000.00	$ 985.30	0.20%	$0.98
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Intermediate Credit
Actual	1,000.00	966.50	0.20	0.98
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Credit
Actual	1,000.00	955.90	0.20	0.97
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Intermediate Government/Credit
Actual	1,000.00	1,022.10	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

SHAREHOLDER EXPENSES	27

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value[a] (9/1/08)	Ending Account Value[a] (2/28/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (9/1/08 to 2/28/09)
Barclays Government/Credit
Actual	$1,000.00	$1,015.70	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays MBS
Actual	1,000.00	1,054.40	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
Barclays Agency
Actual	1,000.00	1,052.70	0.20	0.65
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Barclays Aggregate
Actual	1,000.00	1,021.20	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
iBoxx $ High Yield Corporate
Actual	1,000.00	789.60	0.50	2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
iBoxx $ Investment Grade Corporate
Actual	1,000.00	957.70	0.15	0.73
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
JPMorgan USD Emerging Markets
Actual	1,000.00	858.90	0.60	2.77
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01

[a]	Account values are based on a start date of November 5, 2008 (commencement of operations) for the iShares Barclays Agency Bond Fund.

[b]

Except for the actual expenses of the iShares Barclays Agency Bond Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Actual expenses for the iShares Barclays Agency Bond Fund, which commenced operations on November 5, 2008, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (115 days) and divided by the number of days in the year (365 days).

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 92.16%

AEROSPACE & DEFENSE – 0.60%
Northrop Grumman Corp.
7.13%, 02/15/11	$6,545,000	$6,980,641

		6,980,641
AUTO MANUFACTURERS – 1.44%
Daimler Finance North America LLC
5.88%, 03/15/11	17,850,000	16,734,375

		16,734,375

BANKS – 18.28%
Bank of America Corp.
5.38%, 08/15/11	20,825,000	19,618,346
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	2,500,000	2,510,481
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
8.40%, 04/15/10[a]	14,875,000	14,698,941
Bank One Corp.
7.88%, 08/01/10	11,900,000	12,358,330
Citigroup Inc.
5.10%, 09/29/11	4,165,000	3,752,499
Deutsche Bank AG London
5.38%, 10/12/12	7,140,000	7,036,856
KfW
2.00%, 01/17/12	7,140,000	7,089,449
3.25%, 02/15/11[a]	32,725,000	33,299,650
KfW Series G
5.00%, 06/01/10	36,295,000	37,494,552
Landwirtschaftliche Rentenbank
5.25%, 07/15/11	10,710,000	11,260,815
Oesterreichische Kontrollbank AG
4.75%, 11/08/11	8,925,000	9,366,163
State Street Capital Trust III
8.25%, 03/15/11	2,975,000	1,636,250
UBS Preferred Funding Trust I
8.62%, 10/01/10	5,950,000	1,666,000
US Bank N.A.
6.38%, 08/01/11	11,900,000	12,330,643

Security	Principal	Value
USB Capital IX
6.19%, 04/15/11	$2,975,000	$1,160,250
Wachovia Bank N.A.
7.80%, 08/18/10	8,330,000	8,593,376
Wachovia Capital Trust III
5.80%, 03/15/11	6,545,000	1,963,500
Wachovia Corp.
5.30%, 10/15/11	13,090,000	13,178,372
Wells Fargo Bank N.A.
6.45%, 02/01/11	12,495,000	12,646,420

		211,660,893

BEVERAGES – 0.57%
Diageo Capital PLC
4.38%, 05/03/10[a]	6,545,000	6,615,987

		6,615,987

CHEMICALS – 0.52%
Dow Chemical Co. (The)
6.13%, 02/01/11[a]	6,545,000	6,004,016

		6,004,016

COMMERCIAL SERVICES – 0.35%
R.R. Donnelley & Sons Co.
4.95%, 05/15/10[a]	4,165,000	4,040,050

		4,040,050

DIVERSIFIED FINANCIAL SERVICES – 24.01%
American Express Co.
5.25%, 09/12/11	2,380,000	2,283,826
American General Finance Corp.
5.63%, 08/17/11	2,380,000	1,142,400
Bear Stearns Companies Inc. (The)
4.50%, 10/28/10	11,305,000	11,300,897
Boeing Capital Corp.
7.38%, 09/27/10	8,925,000	9,503,022
Capital One Bank
5.75%, 09/15/10	2,975,000	2,868,611
Caterpillar Financial Services Corp.
4.30%, 06/01/10	8,330,000	8,410,476
CIT Group Inc.
5.60%, 04/27/11[a]	11,305,000	9,157,050
Citigroup Inc.
4.63%, 08/03/10	5,950,000	5,352,243
6.50%, 01/18/11	19,040,000	18,303,153

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
Countrywide Home Loans Inc.
4.00%, 03/22/11	$4,760,000	$4,141,200
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10[a]	15,470,000	15,600,519
Credit Suisse (USA) Inc.
6.13%, 11/15/11	8,925,000	9,114,342
General Electric Capital Corp.
4.88%, 10/21/10[a]	24,990,000	24,932,337
5.00%, 11/15/11	14,875,000	14,773,958
Goldman Sachs Group Inc. (The)
6.60%, 01/15/12	19,635,000	19,521,003
HSBC Finance Corp.
5.25%, 01/14/11	20,230,000	19,783,136
6.38%, 10/15/11	5,950,000	6,000,088
International Lease Finance Corp.
5.45%, 03/24/11	22,610,000	16,053,100
JPMorgan Chase & Co.
6.75%, 02/01/11[a]	10,710,000	10,945,924
Merrill Lynch & Co. Inc.
5.77%, 07/25/11[a]	8,925,000	7,958,881
Morgan Stanley
5.05%, 01/21/11	4,165,000	4,102,525
5.63%, 01/09/12	8,925,000	8,568,000
6.75%, 04/15/11	10,115,000	9,912,700
SLM Corp.
5.45%, 04/25/11[a]	5,355,000	4,016,250
Svensk Exportkredit AB
4.50%, 09/27/10	26,180,000	26,964,615
Toyota Motor Credit Corp.
4.25%, 03/15/10	7,140,000	7,349,488

		278,059,744

ELECTRIC – 3.06%
DTE Energy Co.
7.05%, 06/01/11[a]	2,975,000	2,997,862
Exelon Generation Co. LLC
6.95%, 06/15/11	6,545,000	6,603,133
FPL Group Capital Inc.
5.63%, 09/01/11	7,140,000	7,496,775

Security	Principal	Value
Pacific Gas and Electric Co.
4.20%, 03/01/11	$7,140,000	$7,233,044
PSEG Power LLC
7.75%, 04/15/11	6,545,000	6,799,799
Wisconsin Energy Corp.
6.50%, 04/01/11	4,165,000	4,327,054

		35,457,667

FOOD – 3.12%
ConAgra Foods Inc.
6.75%, 09/15/11	4,165,000	4,385,378
General Mills Inc.
6.00%, 02/15/12	4,000,000	4,189,927
Kraft Foods Inc.
5.63%, 11/01/11	8,330,000	8,728,955
Safeway Inc.
6.50%, 03/01/11	3,570,000	3,728,073
Sara Lee Corp.
6.25%, 09/15/11	5,950,000	6,108,085
Unilever Capital Corp.
7.13%, 11/01/10	8,330,000	8,944,821

		36,085,239

GAS – 0.96%
KeySpan Corp.
7.63%, 11/15/10	5,950,000	6,189,845
Sempra Energy
7.95%, 03/01/10	4,760,000	4,906,143

		11,095,988

HAND & MACHINE TOOLS – 0.00%
Stanley Works (The)
5.90%, 12/01/10	20,000	10,000

		10,000

HEALTH CARE - SERVICES – 0.51%
WellPoint Inc.
5.00%, 01/15/11	5,950,000	5,884,961

		5,884,961

INSURANCE – 0.64%
Chubb Corp.
6.00%, 11/15/11	1,785,000	1,862,038
Hartford Financial Services Group Inc.
5.25%, 10/15/11	2,380,000	1,951,600

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
ING Capital Funding Trust III
8.44%, 12/31/10	$4,165,000	$1,249,500
MetLife Inc.
6.13%, 12/01/11	2,380,000	2,387,745

		7,450,883

MANUFACTURING – 0.43%
Honeywell International Inc.
7.50%, 03/01/10	4,760,000	4,980,579

		4,980,579

MEDIA – 2.85%
Comcast Cable Communications Inc.
6.75%, 01/30/11[a]	10,115,000	10,476,742
Time Warner Inc.
6.75%, 04/15/11	3,570,000	3,610,299
Viacom Inc.
5.75%, 04/30/11	9,520,000	9,139,200
6.63%, 05/15/11	5,000,000	4,650,000
Walt Disney Co.
5.70%, 07/15/11	4,760,000	5,072,314

		32,948,555

MINING – 0.22%
Alcoa Inc.
6.50%, 06/01/11[a]	2,975,000	2,528,750

		2,528,750

MULTI-NATIONAL – 12.29%
African Development Bank
1.88%, 01/23/12	5,950,000	5,874,316
Asian Development Bank
4.38%, 09/17/10	11,900,000	12,306,623
European Investment Bank
2.63%, 05/16/11	32,725,000	32,923,315
3.25%, 10/14/11	8,925,000	9,118,048
4.00%, 03/03/10	39,290,000	39,963,427
4.63%, 09/15/10	3,570,000	3,697,806
4.63%, 03/21/12	19,040,000	20,075,396
Inter-American Development Bank
3.25%, 11/15/11	5,950,000	6,065,192

Security	Principal	Value
Nordic Investment Bank
4.50%, 09/13/10	$11,900,000	$12,320,546

		142,344,669

OFFICE & BUSINESS EQUIPMENT – 0.50%
Xerox Corp.
6.88%, 08/15/11	5,950,000	5,828,879

		5,828,879

OIL & GAS – 4.64%
Anadarko Finance Co.
6.75%, 05/01/11	5,950,000	5,976,581
BP Capital Markets PLC
4.88%, 03/15/10[a]	5,950,000	6,129,977
Conoco Funding Co.
6.35%, 10/15/11	5,950,000	6,344,962
ConocoPhillips
8.75%, 05/25/10	11,900,000	12,763,753
Devon Financing Corp. ULC
6.88%, 09/30/11	5,355,000	5,605,591
Hess Corp.
6.65%, 08/15/11	7,140,000	7,306,322
Shell International Finance BV
5.63%, 06/27/11	8,925,000	9,565,465

		53,692,651

OIL & GAS SERVICES – 0.69%
Halliburton Co.
5.50%, 10/15/10	7,735,000	8,036,239

		8,036,239

PHARMACEUTICALS – 0.93%
Abbott Laboratories
5.60%, 05/15/11	5,355,000	5,718,437
Wyeth
6.95%, 03/15/11	4,760,000	5,083,313

		10,801,750

PIPELINES – 1.04%
CenterPoint Energy Resources Corp.
7.75%, 02/15/11	4,165,000	4,163,303
Consolidated Natural Gas Co. Series C
6.25%, 11/01/11	4,165,000	4,291,078

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	$3,570,000	$3,619,215

		12,073,596

REAL ESTATE INVESTMENT TRUSTS – 0.48%
Simon Property Group LP
5.38%, 06/01/11[a]	5,950,000	5,533,500

		5,533,500

RETAIL – 2.99%
CVS Caremark Corp.
5.75%, 08/15/11	5,950,000	6,188,347
Home Depot Inc.
5.20%, 03/01/11	4,760,000	4,753,796
Target Corp.
6.35%, 01/15/11	5,950,000	6,302,240
Tricon Global Restaurants Inc.
8.88%, 04/15/11	4,760,000	5,050,776
Wal-Mart Stores Inc.
4.13%, 02/15/11	11,900,000	12,331,494

		34,626,653

SOFTWARE – 0.70%
Oracle Corp.
5.00%, 01/15/11[a]	7,735,000	8,083,503

		8,083,503

TELECOMMUNICATIONS – 10.07%
AT&T Corp.
7.30%, 11/15/11	5,950,000	6,366,321
AT&T Wireless Services Inc.
7.88%, 03/01/11	21,420,000	22,822,030
Cisco Systems Inc.
5.25%, 02/22/11	8,330,000	8,765,484
Deutsche Telekom International Finance AG
8.50%, 06/15/10	13,685,000	14,402,100
France Telecom SA
7.75%, 03/01/11	8,925,000	9,558,734
Qwest Corp.
7.88%, 09/01/11	3,570,000	3,507,525

Security	Principal	Value
Rogers Wireless Inc.
9.63%, 05/01/11	$2,975,000	$3,123,750
Telecom Italia Capital SA
6.20%, 07/18/11[a]	8,925,000	8,657,250
Telefonica Emisones SAU
5.98%, 06/20/11	8,925,000	9,216,982
TELUS Corp.
8.00%, 06/01/11	5,950,000	6,130,661
Verizon New England Inc.
6.50%, 09/15/11[a]	17,850,000	18,472,137
Vodafone Group PLC
5.50%, 06/15/11	5,000,000	5,132,461
7.75%, 02/15/10	400,000	413,649

		116,569,084

TRANSPORTATION – 0.27%
Union Pacific Corp.
6.65%, 01/15/11	2,975,000	3,087,359

		3,087,359

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,082,356,641)		1,067,216,211

FOREIGN GOVERNMENT BONDS & NOTES[b] – 6.15%
Brazil (Federative Republic of)
9.25%, 10/22/10	14,280,000	15,600,900
Hydro-Quebec
6.30%, 05/11/11	8,925,000	9,420,709
Italian (Republic of)
3.50%, 07/15/11	10,115,000	10,290,395
Quebec (Province of)
6.13%, 01/22/11	7,735,000	8,221,531
Ontario (Province of)
2.75%, 02/22/11[a]	16,065,000	16,067,886
United Mexican States
8.38%, 01/14/11	10,660,000	11,672,700

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $70,804,017)		71,274,121

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.80%

MONEY MARKET FUNDS – 3.80%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[c,d,e]	32,796,259	$32,796,259
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[c,d,e]	5,482,574	5,482,574
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[c,d]	5,734,402	5,734,402

		44,013,235

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,013,235)		44,013,235

TOTAL INVESTMENTS IN SECURITIES – 102.11%
(Cost: $1,197,173,893)		1,182,503,567

Other Assets, Less Liabilities – (2.11)%		(24,472,423)

NET ASSETS – 100.00%		$1,158,031,144

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 89.06%

AEROSPACE & DEFENSE – 0.42%
General Dynamics Corp.
5.25%, 02/01/14	$1,060,000	$1,114,980
United Technologies Corp.
6.13%, 02/01/19	1,544,000	1,629,965

		2,744,945

AGRICULTURE – 0.98%
Altria Group Inc.
9.70%, 11/10/18	2,305,000	2,413,381
Philip Morris International Inc.
5.65%, 05/16/18	3,004,000	2,921,866
Reynolds American Inc.
6.75%, 06/15/17	1,194,000	1,008,930

		6,344,177

AUTO MANUFACTURERS – 0.42%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	3,004,000	2,733,640

		2,733,640

BANKS – 15.74%
American Express Bank FSB
5.55%, 10/17/12	4,508,000	4,196,111
Bank of America Corp.
4.50%, 08/01/10	7,163,000	6,587,461
4.88%, 01/15/13	10,556,000	9,307,570
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	3,004,000	3,016,594
BB&T Corp.
5.20%, 12/23/15	1,028,000	914,137
Credit Suisse New York
5.00%, 05/15/13	1,544,000	1,458,622
Deutsche Bank AG London
6.00%, 09/01/17	4,508,000	4,211,903
HSBC Holdings PLC
5.25%, 12/12/12	1,544,000	1,478,969
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,502,000	1,425,661

Security	Principal	Value
KfW
4.25%, 06/15/10	$18,091,000	$18,521,745
4.50%, 07/16/18	3,512,000	3,683,526
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	5,413,000	5,678,887
National City Corp.
4.90%, 01/15/15[a]	1,194,000	1,021,106
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	3,004,000	3,178,683
PNC Funding Corp.
5.25%, 11/15/15	1,028,000	905,733
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	3,004,000	2,314,596
SunTrust Bank
6.38%, 04/01/11	1,544,000	1,590,986
UBS AG Stamford
5.88%, 12/20/17[a]	3,004,000	2,598,831
US Bank N.A.
4.80%, 04/15/15[a]	6,029,000	5,506,235
Wachovia Bank N.A.
4.88%, 02/01/15	6,029,000	5,405,803
Wachovia Corp.
5.30%, 10/15/11	3,004,000	3,024,280
Wells Fargo & Co.
4.88%, 01/12/11	12,965,000	12,931,280
5.63%, 12/11/17	3,512,000	3,310,733

		102,269,452

BEVERAGES – 1.68%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	2,407,000	2,114,536
Bottling Group LLC
5.50%, 04/01/16	1,194,000	1,226,323
Diageo Finance BV
5.30%, 10/28/15	3,004,000	2,980,539
PepsiCo Inc.
4.65%, 02/15/13	3,004,000	3,150,697
7.90%, 11/01/18	1,194,000	1,427,324

		10,899,419

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
BIOTECHNOLOGY – 0.24%
Amgen Inc.
5.70%, 02/01/19	$1,544,000	$1,544,989

		1,544,989

BUILDING MATERIALS – 0.33%
CRH America Inc.
5.30%, 10/15/13	1,502,000	1,126,500
Masco Corp.
6.13%, 10/03/16	1,502,000	1,021,360

		2,147,860

CHEMICALS – 0.95%
Dow Chemical Co. (The)
6.00%, 10/01/12[a]	1,194,000	1,012,410
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	1,502,000	1,522,523
5.00%, 01/15/13	1,502,000	1,543,274
PPG Industries Inc.
6.65%, 03/15/18	528,000	507,574
Praxair Inc.
5.25%, 11/15/14	1,502,000	1,571,722

		6,157,503

COMMERCIAL SERVICES – 0.56%
McKesson Corp.
5.70%, 03/01/17	1,460,000	1,358,746
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	1,460,000	1,080,400
Western Union Co.
5.40%, 11/17/11[a]	1,194,000	1,182,960

		3,622,106

COMPUTERS – 1.74%
Hewlett-Packard Co.
6.13%, 03/01/14	4,855,000	5,111,119
International Business Machines Corp.
4.75%, 11/29/12	3,004,000	3,126,853
7.63%, 10/15/18	2,696,000	3,056,810

		11,294,782

COSMETICS & PERSONAL CARE – 0.17%
Procter & Gamble Co. (The)
4.60%, 01/15/14	1,060,000	1,105,838

		1,105,838

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 20.70%
American Express Co.
4.88%, 07/15/13	$1,502,000	$1,343,151
6.80%, 09/01/16	1,194,000	614,910
American General Finance Corp.
4.88%, 07/15/12	1,028,000	462,600
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	1,502,000	1,493,059
5.70%, 11/15/14[a]	3,004,000	2,857,685
7.25%, 02/01/18	1,502,000	1,527,463
Boeing Capital Corp.
6.10%, 03/01/11	2,097,000	2,213,098
BP Capital Markets PLC
5.25%, 11/07/13	1,590,000	1,685,038
Capital One Financial Corp.
5.70%, 09/15/11	3,004,000	2,846,644
CIT Group Inc.
5.85%, 09/15/16[a]	3,312,000	1,821,600
Citigroup Inc.
5.50%, 04/11/13	7,841,000	7,032,709
6.13%, 11/21/17	5,413,000	4,658,367
Countrywide Financial Corp.
5.80%, 06/07/12	1,791,000	1,611,900
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17[a]	1,460,000	540,200
Credit Suisse (USA) Inc.
5.38%, 03/02/16[a]	4,508,000	4,098,576
General Electric Capital Corp.
5.00%, 01/08/16	9,037,000	7,825,058
5.25%, 10/19/12	4,924,000	4,723,863
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	6,029,000	5,379,061
6.15%, 04/01/18	7,841,000	7,132,870
Household Finance Corp.
6.38%, 11/27/12	3,004,000	2,940,645
HSBC Finance Corp.
5.50%, 01/19/16[a]	9,037,000	8,060,180
International Lease Finance Corp.
6.38%, 03/25/13	4,219,000	2,700,160
John Deere Capital Corp.
7.00%, 03/15/12	9,649,000	10,320,584
JPMorgan Chase & Co.
5.75%, 01/02/13	12,060,000	11,847,138

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	$6,029,000	$4,904,301
6.88%, 04/25/18	3,909,000	3,205,237
Morgan Stanley
4.75%, 04/01/14	4,814,000	3,901,587
5.75%, 10/18/16[a]	2,097,000	1,854,133
6.60%, 04/01/12	1,028,000	1,007,440
6.63%, 04/01/18	3,004,000	2,778,884
6.75%, 04/15/11	4,219,000	4,134,620
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	3,004,000	3,201,166
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	4,814,000	4,236,320
SLM Corp.
5.00%, 10/01/13	2,696,000	1,752,400
Svensk Exportkredit AB
4.50%, 09/27/10	4,508,000	4,643,105
Toyota Motor Credit Corp.
4.25%, 03/15/10[a]	3,004,000	3,092,137

		134,447,889

ELECTRIC – 6.31%
CenterPoint Energy Inc.
7.00%, 03/01/14	528,000	544,121
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	1,060,000	1,176,703
Constellation Energy Group Inc.
4.55%, 06/15/15	3,004,000	2,429,633
Dominion Resources Inc.
5.15%, 07/15/15	3,603,000	3,435,196
DTE Energy Co.
7.05%, 06/01/11	1,060,000	1,068,146
Duke Capital LLC
6.25%, 02/15/13	3,004,000	2,945,180
Duke Energy Corp.
6.25%, 01/15/12	1,194,000	1,248,917
7.00%, 11/15/18	2,100,000	2,378,175
Exelon Corp.
4.90%, 06/15/15	3,004,000	2,585,122
Exelon Generation Co. LLC
5.35%, 01/15/14	3,004,000	2,741,631

Security	Principal	Value
FirstEnergy Corp.
6.45%, 11/15/11	$1,060,000	$1,058,066
Florida Power Corp.
5.65%, 06/15/18	3,004,000	3,093,406
FPL Group Capital Inc.
7.88%, 12/15/15	1,060,000	1,198,326
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,004,000	3,005,935
National Grid PLC
6.30%, 08/01/16	3,004,000	2,852,135
Pacific Gas and Electric Co.
4.80%, 03/01/14	6,029,000	6,103,282
PPL Energy Supply LLC
6.20%, 05/15/16	528,000	475,560
PSEG Power LLC
6.95%, 06/01/12	528,000	534,451
Southwestern Electric Power Co.
6.45%, 01/15/19	1,060,000	994,442
TXU Electric Delivery Co.
6.38%, 01/15/15	1,194,000	1,156,218

		41,024,645

ELECTRICAL COMPONENTS & EQUIPMENT – 0.08%
Emerson Electric Co.
5.25%, 10/15/18	528,000	518,591

		518,591

ELECTRONICS – 0.31%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,097,000	2,005,955

		2,005,955

ENVIRONMENTAL CONTROL – 0.15%
Allied Waste North America Inc.
6.88%, 06/01/17	528,000	501,600
Waste Management Inc.
6.10%, 03/15/18	528,000	491,864

		993,464

FOOD – 1.40%
General Mills Inc.
6.00%, 02/15/12	1,194,000	1,250,693
Kraft Foods Inc.
6.00%, 02/11/13	4,219,000	4,403,153

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
Kroger Co. (The)
6.80%, 04/01/11	$1,502,000	$1,579,989
Sara Lee Corp.
6.25%, 09/15/11	886,000	909,540
Unilever Capital Corp.
7.13%, 11/01/10	886,000	951,394

		9,094,769

FOREST PRODUCTS & PAPER – 0.34%
International Paper Co.
7.95%, 06/15/18	1,060,000	826,105
Weyerhaeuser Co.
6.75%, 03/15/12[a]	1,502,000	1,412,575

		2,238,680

GAS – 0.07%
Sempra Energy
6.15%, 06/15/18	528,000	463,485

		463,485

HEALTH CARE - PRODUCTS – 0.35%
Johnson & Johnson
5.15%, 08/15/12	2,097,000	2,245,916

		2,245,916

HEALTH CARE - SERVICES – 0.62%
UnitedHealth Group Inc.
4.88%, 03/15/15	1,194,000	1,047,131
WellPoint Inc.
5.00%, 01/15/11	3,004,000	2,971,163

		4,018,294

HOLDING COMPANIES - DIVERSIFIED – 0.02%
Capmark Financial Group Inc.
6.30%, 05/10/17	691,000	152,020

		152,020

HOUSEHOLD PRODUCTS & WARES – 0.62%
Fortune Brands Inc.
5.13%, 01/15/11	3,004,000	2,923,351
Kimberly-Clark Corp.
6.13%, 08/01/17	1,028,000	1,078,530

		4,001,881

INSURANCE – 2.96%
Allstate Corp. (The)
5.00%, 08/15/14	1,502,000	1,400,738

Security	Principal	Value
American International Group Inc.
5.60%, 10/18/16[a]	$5,124,000	$2,664,480
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	2,407,000	2,383,865
Genworth Financial Inc.
6.15%, 11/15/16	3,004,000	450,600
Hartford Financial Services Group Inc.
6.30%, 03/15/18	1,028,000	637,360
ING Capital Funding Trust III
8.44%, 12/31/10	2,050,000	615,000
Lincoln National Corp.
7.00%, 05/17/16	1,502,000	600,800
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	3,004,000	2,903,472
MetLife Inc.
5.00%, 06/15/15	3,004,000	2,627,057
Principal Life Income Fundings Trust
5.30%, 04/24/13	2,122,000	2,010,494
Prudential Financial Inc.
5.10%, 12/14/11	1,791,000	1,572,358
Travelers Companies Inc. (The)
5.80%, 05/15/18	1,028,000	993,090
XL Capital Ltd. Series E
6.50%, 04/15/17	1,460,000	365,000

		19,224,314

LODGING – 0.11%
Marriott International Inc. Series J
5.63%, 02/15/13	886,000	726,520
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 05/01/12	14,000	11,690

		738,210

MACHINERY – 0.64%
Caterpillar Inc.
5.70%, 08/15/16	4,508,000	4,149,751

		4,149,751

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
MANUFACTURING – 0.48%
General Electric Co.
5.00%, 02/01/13[a]	$2,407,000	$2,330,311
Honeywell International Inc.
5.30%, 03/01/18	794,000	800,218

		3,130,529

MEDIA – 3.40%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	6,029,000	6,343,630
COX Communications Inc.
5.45%, 12/15/14	528,000	468,975
News America Inc.
5.30%, 12/15/14	3,004,000	2,842,874
Time Warner Cable Inc.
5.40%, 07/02/12	1,194,000	1,145,691
5.85%, 05/01/17	1,194,000	1,072,458
6.75%, 07/01/18	2,000,000	1,882,458
Time Warner Inc.
6.88%, 05/01/12[a]	3,004,000	3,016,543
Viacom Inc.
6.25%, 04/30/16	1,502,000	1,287,806
6.63%, 05/15/11	871,000	810,030
Walt Disney Co. (The)
6.38%, 03/01/12	3,004,000	3,193,170

		22,063,635

MINING – 1.56%
Alcoa Inc.
5.55%, 02/01/17	719,000	460,160
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	6,029,000	5,968,367
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	3,004,000	2,568,420
Vale Overseas Ltd.
6.25%, 01/23/17	1,194,000	1,152,210

		10,149,157

MULTI-NATIONAL – 4.39%
Asian Development Bank
3.63%, 09/05/13	2,122,000	2,177,299
European Investment Bank
4.63%, 05/15/14	18,091,000	18,760,183

Security	Principal	Value
Inter-American Development Bank
5.13%, 09/13/16	$6,029,000	$6,546,650
International Bank for Reconstruction & Development
3.50%, 10/08/13	1,028,000	1,068,627

		28,552,759

OFFICE & BUSINESS EQUIPMENT – 0.60%
Pitney Bowes Inc.
5.75%, 09/15/17	1,028,000	1,018,420
Xerox Corp.
6.88%, 08/15/11[a]	2,941,000	2,881,132

		3,899,552

OIL & GAS – 3.08%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,004,000	2,669,582
Apache Corp.
5.25%, 04/15/13	1,194,000	1,226,298
Canadian Natural Resources Ltd.
5.70%, 05/15/17	528,000	459,041
Conoco Funding Co.
6.35%, 10/15/11	6,029,000	6,429,206
Devon Financing Corp. ULC
6.88%, 09/30/11	1,502,000	1,572,287
Enterprise Products Operating LP
5.60%, 10/15/14	3,603,000	3,287,095
Marathon Oil Corp.
5.90%, 03/15/18	1,028,000	918,894
Petrobras International Finance Co.
5.88%, 03/01/18	1,590,000	1,399,200
Valero Energy Corp.
6.13%, 06/15/17[a]	595,000	526,928
XTO Energy Inc.
6.25%, 04/15/13	1,502,000	1,514,214

		20,002,745

OIL & GAS SERVICES – 0.23%
Weatherford International Inc.
6.35%, 06/15/17	1,791,000	1,513,845

		1,513,845

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
PHARMACEUTICALS – 2.67%
Abbott Laboratories
5.60%, 11/30/17	$1,502,000	$1,550,055
AmerisourceBergen Corp.
5.88%, 09/15/15	719,000	635,977
AstraZeneca PLC
5.40%, 09/15/12	3,004,000	3,174,757
Cardinal Health Inc.
5.80%, 10/15/16	1,194,000	1,059,215
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	3,004,000	3,086,155
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,544,000	1,524,447
Wyeth
5.50%, 02/01/14	6,029,000	6,299,623

		17,330,229

PIPELINES – 0.23%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	1,502,000	1,522,706

		1,522,706

REAL ESTATE – 0.34%
ERP Operating LP
5.13%, 03/15/16	1,502,000	1,209,110
5.75%, 06/15/17	1,194,000	979,080

		2,188,190

REAL ESTATE INVESTMENT TRUSTS – 0.99%
Boston Properties LP
6.25%, 01/15/13	2,050,000	1,742,787
ProLogis
5.63%, 11/15/16	1,762,000	986,720
Simon Property Group LP
5.25%, 12/01/16	1,194,000	943,260
5.60%, 09/01/11	3,004,000	2,793,720

		6,466,487

RETAIL – 2.60%
AutoZone Inc.
6.50%, 01/15/14	1,060,000	1,043,798
Costco Wholesale Corp.
5.30%, 03/15/12	886,000	933,627

Security	Principal	Value
CVS Caremark Corp.
6.30%, 06/01/12	$1,502,000	$916,220
Federated Retail Holdings Inc.
5.90%, 12/01/16	2,097,000	1,237,230
Home Depot Inc.
5.40%, 03/01/16	3,004,000	2,629,535
JC Penney Corp. Inc.
8.00%, 03/01/10	1,060,000	1,049,686
McDonald’s Corp.
5.35%, 03/01/18	528,000	545,514
Target Corp.
5.88%, 03/01/12	3,004,000	3,151,190
Tricon Global Restaurants Inc.
8.88%, 04/15/11	1,060,000	1,124,753
Walgreen Co.
5.25%, 01/15/19	528,000	518,402
Wal-Mart Stores Inc.
4.55%, 05/01/13	3,004,000	3,152,295
5.80%, 02/15/18[a]	528,000	560,529

		16,862,779

SOFTWARE – 0.69%
Oracle Corp.
5.25%, 01/15/16	4,508,000	4,484,622

		4,484,622

TELECOMMUNICATIONS – 8.79%
AT&T Inc.
5.50%, 02/01/18	2,407,000	2,294,352
AT&T Wireless Services Inc.
7.88%, 03/01/11	3,004,000	3,200,625
British Telecommunications PLC
5.95%, 01/15/18[a]	2,407,000	1,934,202
Cisco Systems Inc.
5.50%, 02/22/16	6,029,000	6,208,166
Deutsche Telekom International Finance AG
5.88%, 08/20/13	2,807,000	2,834,670
8.50%, 06/15/10	3,004,000	3,161,411
Embarq Corp.
7.08%, 06/01/16	3,004,000	2,703,600
France Telecom SA
7.75%, 03/01/11	3,004,000	3,217,304

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
Qwest Corp.
8.88%, 03/15/12	$1,791,000	$1,759,657
Rogers Wireless Inc.
6.38%, 03/01/14	1,502,000	1,505,373
SBC Communications Inc.
5.88%, 02/01/12	6,029,000	6,207,807
Telecom Italia Capital SA
5.25%, 11/15/13[a]	7,026,000	6,253,140
Telefonica Europe BV
7.75%, 09/15/10[a]	3,004,000	3,148,901
Verizon Communications Inc.
6.10%, 04/15/18	6,029,000	5,991,092
8.75%, 11/01/18	1,060,000	1,213,461
Verizon Wireless Capital LLC
8.50%, 11/15/18[b]	2,228,000	2,520,703
Vodafone Group PLC
5.75%, 03/15/16[a]	3,004,000	2,929,404

		57,083,868

TEXTILES – 0.26%
Mohawk Industries Inc.
6.13%, 01/15/16	2,283,000	1,689,420

		1,689,420

TRANSPORTATION – 0.84%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	1,502,000	1,441,685
CSX Corp.
6.75%, 03/15/11	3,004,000	3,022,578
Union Pacific Corp.
5.70%, 08/15/18	1,028,000	964,332

		5,428,595

TOTAL CORPORATE BONDS & NOTES
(Cost: $597,164,120)		578,551,693

FOREIGN GOVERNMENT BONDS & NOTES[c] – 6.80%
Brazil (Federative Republic of)
8.00%, 01/15/18	6,626,000	7,129,576
Export Development Canada
2.63%, 03/15/11	2,122,000	2,175,920
Italy (Republic of)
4.50%, 01/21/15	14,161,000	14,267,209

Security	Shares or Principal	Value
Ontario (Province of)
2.63%, 01/20/12	$6,360,000	$6,253,577
Quebec (Province of)
5.00%, 03/01/16	6,029,000	6,193,730
United Mexican States
6.38%, 01/16/13	7,841,000	8,193,845

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $44,516,415)		44,213,857

SHORT-TERM INVESTMENTS – 5.44%

MONEY MARKET FUNDS – 5.44%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[d,e,f]	15,577,927	15,577,927
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[d,e,f]	2,604,173	2,604,173
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[d,e]	17,137,808	17,137,808

		35,319,908

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,319,908)		35,319,908

TOTAL INVESTMENTS IN SECURITIES – 101.30%
(Cost: $677,000,443)		658,085,458
Other Assets, Less Liabilities – (1.30)%		(8,442,457)

NET ASSETS – 100.00%		$649,643,001

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 88.63%

AEROSPACE & DEFENSE – 0.62%
Lockheed Martin Corp.
6.15%, 09/01/36	$650,000	$655,972
United Technologies Corp.
6.05%, 06/01/36	300,000	304,770
6.13%, 02/01/19	300,000	316,703

		1,277,445

AGRICULTURE – 0.53%
Altria Group Inc.
9.70%, 11/10/18	300,000	314,106
Archer-Daniels-Midland Co.
5.38%, 09/15/35	180,000	150,962
Philip Morris International Inc.
5.65%, 05/16/18	300,000	291,798
6.38%, 05/16/38	250,000	244,917
Reynolds American Inc.
7.25%, 06/15/37	120,000	87,600

		1,089,383

AUTO MANUFACTURERS – 1.18%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	2,680,000	2,438,800

		2,438,800

BANKS – 14.07%
BAC Capital Trust XI
6.63%, 05/23/36[a]	600,000	292,337
Bank of America Corp.
4.50%, 08/01/10	1,020,000	938,044
4.88%, 01/15/13	600,000	529,040
5.65%, 05/01/18	300,000	252,357
5.75%, 12/01/17	600,000	502,434
Bank of America N.A.
6.00%, 10/15/36	1,185,000	838,069
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12[a]	1,610,000	1,616,750
BB&T Capital Trust II
6.75%, 06/07/36	240,000	149,327
Credit Suisse New York
5.00%, 05/15/13	1,975,000	1,865,789

Security	Principal	Value
Deutsche Bank AG London
4.88%, 05/20/13	$1,595,000	$1,539,072
5.38%, 10/12/12	600,000	591,332
HSBC Holdings PLC
6.50%, 05/02/36	300,000	261,314
6.50%, 09/15/37	420,000	365,085
KfW
2.00%, 01/17/12	1,500,000	1,489,380
3.25%, 03/15/13	2,801,000	2,830,663
4.25%, 06/15/10	300,000	307,143
5.13%, 03/14/16	1,800,000	1,943,244
Landwirtschaftliche Rentenbank
3.25%, 03/15/13	1,210,000	1,219,135
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	600,000	629,472
National City Corp.
4.90%, 01/15/15[a]	240,000	205,247
6.88%, 05/15/19	300,000	266,371
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	600,000	608,208
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	1,200,000	924,606
SunTrust Bank
6.38%, 04/01/11	300,000	309,129
UBS AG Stamford
5.88%, 12/20/17	300,000	259,537
US Bank N.A.
4.80%, 04/15/15	1,200,000	1,095,950
Wachovia Bank N.A.
4.88%, 02/01/15	600,000	537,980
Wachovia Capital Trust III
5.80%, 03/15/11	240,000	72,000
Wachovia Corp.
5.30%, 10/15/11	900,000	906,076
5.50%, 05/01/13	2,000,000	1,943,965
Wells Fargo & Co.
4.38%, 01/31/13	1,250,000	1,183,266
4.88%, 01/12/11	2,400,000	2,393,758
5.63%, 12/11/17	300,000	282,808

		29,148,888

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
BEVERAGES – 1.52%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37[a]	$240,000	$196,631
Coca-Cola Enterprises Inc.
7.38%, 03/03/14	600,000	670,231
8.50%, 02/01/22	180,000	204,662
Diageo Capital PLC
5.75%, 10/23/17[a]	1,185,000	1,177,741
5.88%, 09/30/36	240,000	218,560
Pepsi Bottling Group Inc.
7.00%, 03/01/29	300,000	331,663
PepsiCo Inc.
7.90%, 11/01/18	300,000	358,624

		3,158,112
BIOTECHNOLOGY – 0.30%
Amgen Inc.
5.85%, 06/01/17	500,000	508,449
Genentech Inc.
5.25%, 07/15/35	144,000	122,529

		630,978
BUILDING MATERIALS – 0.39%
CRH America Inc.
5.30%, 10/15/13	600,000	450,000
6.00%, 09/30/16	520,000	364,000

		814,000
CHEMICALS – 0.76%
Dow Chemical Co. (The)
6.00%, 10/01/12	660,000	559,623
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	240,000	225,494
6.00%, 07/15/18	820,000	794,832

		1,579,949
COMMERCIAL SERVICES – 0.22%
McKesson Corp.
5.70%, 03/01/17	180,000	167,517
Western Union Co.
5.40%, 11/17/11	300,000	297,226

		464,743
COMPUTERS – 1.43%
Hewlett-Packard Co.
6.13%, 03/01/14	600,000	631,652

Security	Principal	Value
International Business Machines Corp.
4.75%, 11/29/12	$780,000	$811,899
5.70%, 09/14/17	825,000	847,974
7.63%, 10/15/18	600,000	680,299

		2,971,824
COSMETICS & PERSONAL CARE – 0.26%
Procter & Gamble Co. (The)
5.55%, 03/05/37	555,000	537,326

		537,326
DIVERSIFIED FINANCIAL SERVICES – 18.22%
American Express Co.
6.80%, 09/01/16	240,000	123,600
7.00%, 03/19/18	795,000	742,503
American Express Credit Corp.
5.00%, 12/02/10	840,000	812,383
American General Finance Corp.
5.38%, 10/01/12	630,000	283,500
Associates Corp. of North America
6.95%, 11/01/18	900,000	793,477
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	240,000	238,571
5.70%, 11/15/14	600,000	570,776
6.95%, 08/10/12	600,000	612,388
Boeing Capital Corp.
6.10%, 03/01/11	420,000	443,253
6.50%, 02/15/12	300,000	316,238
Capital One Financial Corp.
5.70%, 09/15/11	600,000	568,571
CIT Group Inc.
5.85%, 09/15/16	720,000	396,000
Citigroup Inc.
5.00%, 09/15/14	600,000	414,122
5.50%, 04/11/13	2,786,000	2,498,805
6.00%, 10/31/33	900,000	508,970
Countrywide Financial Corp.
5.80%, 06/07/12	360,000	324,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16[a]	1,020,000	927,362

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
General Electric Capital Corp.
5.00%, 01/08/16	$1,800,000	$1,558,604
5.25%, 10/19/12	455,000	436,506
6.13%, 02/22/11	900,000	914,247
6.75%, 03/15/32	1,860,000	1,528,290
6.88%, 01/10/39	300,000	243,820
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	912,000	813,684
5.25%, 10/15/13	1,170,000	1,098,031
5.45%, 11/01/12	435,000	416,558
5.95%, 01/18/18	400,000	359,325
5.95%, 01/15/27	600,000	439,563
6.15%, 04/01/18	795,000	723,203
6.35%, 02/15/34	600,000	366,000
HSBC Finance Corp.
5.50%, 01/19/16	1,500,000	1,337,863
7.00%, 05/15/12	2,015,000	2,013,457
International Lease Finance Corp.
5.63%, 09/20/13[a]	540,000	345,600
John Deere Capital Corp.
7.00%, 03/15/12	2,065,000	2,208,727
JPMorgan Chase & Co.
4.75%, 05/01/13	600,000	582,926
5.75%, 01/02/13	1,620,000	1,591,407
6.00%, 01/15/18	1,230,000	1,222,393
JPMorgan Chase Capital XV
5.88%, 03/15/35	960,000	596,301
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	780,000	634,492
6.05%, 08/15/12	600,000	531,778
6.40%, 08/28/17	1,080,000	858,770
6.88%, 04/25/18	815,000	668,270
Morgan Stanley
4.75%, 04/01/14	900,000	729,420
5.75%, 10/18/16	1,320,000	1,167,123
6.63%, 04/01/18	875,000	809,429
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	912,000	971,859
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	481,000	437,710
6.50%, 07/15/18	725,000	638,000

Security	Principal	Value
SLM Corp.
5.00%, 10/01/13	$300,000	$195,000
Svensk Exportkredit AB
4.50%, 09/27/10	720,000	741,578

		37,754,453

ELECTRIC – 7.35%
American Electric Power Co. Inc. Series C
5.38%, 03/15/10	300,000	301,059
Appalachian Power Co. Series Q
7.00%, 04/01/38	300,000	284,664
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	576,000	573,650
Constellation Energy Group Inc.
4.55%, 06/15/15	456,000	368,813
Dominion Resources Inc.
5.15%, 07/15/15	912,000	869,525
Duke Capital LLC
6.25%, 02/15/13	1,056,000	1,035,323
Duke Energy Corp.
6.25%, 01/15/12[a]	300,000	313,798
6.30%, 02/01/14	600,000	621,120
Exelon Corp.
4.90%, 06/15/15	481,000	413,929
Exelon Generation Co. LLC
5.35%, 01/15/14	456,000	416,173
FirstEnergy Corp.
7.38%, 11/15/31	600,000	514,874
Florida Power & Light Co.
5.95%, 02/01/38	500,000	515,362
Florida Power Corp.
6.40%, 06/15/38	300,000	319,414
FPL Group Capital Inc.
5.63%, 09/01/11	300,000	314,991
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	2,145,000	2,009,188
Nisource Finance Corp.
6.40%, 03/15/18	300,000	236,992
Pacific Gas and Electric Co.
4.80%, 03/01/14	1,092,000	1,105,454
PPL Energy Supply LLC
6.20%, 05/15/16	600,000	540,409

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
Progress Energy Inc.
7.10%, 03/01/11	$912,000	$938,944
PSEG Power LLC
7.75%, 04/15/11	600,000	623,358
Public Service Co. of Colorado
7.88%, 10/01/12	500,000	554,861
Southern California Edison Co.
6.00%, 01/15/34	481,000	491,576
Southern Power Co.
6.25%, 07/15/12	600,000	613,227
TXU Electric Delivery Co.
7.00%, 09/01/22	300,000	277,112
Virginia Electric and Power Co.
5.40%, 04/30/18	985,000	982,108

		15,235,924

ELECTRONICS – 0.14%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	300,000	286,975

		286,975

ENVIRONMENTAL CONTROL – 0.19%
Allied Waste North America Inc.
6.88%, 06/01/17	300,000	285,000
Waste Management Inc.
7.00%, 07/15/28	120,000	100,738

		385,738

FOOD – 2.65%
General Mills Inc.
6.00%, 02/15/12	600,000	628,489
Kellogg Co. Series B
7.45%, 04/01/31	360,000	409,883
Kraft Foods Inc.
6.00%, 02/11/13	600,000	626,189
6.13%, 02/01/18	1,200,000	1,190,593
Kroger Co. (The)
5.50%, 02/01/13	300,000	302,378
7.50%, 01/15/14	300,000	327,023
Safeway Inc.
5.80%, 08/15/12	1,615,000	1,654,366
Unilever Capital Corp.
5.90%, 11/15/32	360,000	356,301

		5,495,222

Security	Principal	Value
FOREST PRODUCTS & PAPER – 0.23%
International Paper Co.
7.95%, 06/15/18	$365,000	$284,461
Weyerhaeuser Co.
7.38%, 03/15/32	300,000	198,000

		482,461
GAS – 0.32%
Sempra Energy
9.80%, 02/15/19	600,000	662,703

		662,703
HEALTH CARE - PRODUCTS – 0.31%
Johnson & Johnson
5.15%, 08/15/12	600,000	642,608

		642,608
HEALTH CARE - SERVICES – 1.04%
Aetna Inc.
6.63%, 06/15/36	300,000	247,900
UnitedHealth Group Inc.
5.80%, 03/15/36	288,000	218,775
6.00%, 02/15/18	780,000	739,123
WellPoint Inc.
5.00%, 01/15/11	960,000	949,506

		2,155,304
HOUSEHOLD PRODUCTS & WARES – 0.30%
Fortune Brands Inc.
5.13%, 01/15/11	312,000	303,624
Kimberly-Clark Corp.
6.63%, 08/01/37	300,000	309,533

		613,157
INSURANCE – 2.26%
Allstate Corp. (The)
5.55%, 05/09/35	600,000	440,713
American International Group Inc.
5.05%, 10/01/15	300,000	156,000
5.85%, 01/16/18	720,000	360,000
8.18%, 05/15/38[b]	481,000	72,150
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	805,000	796,887
Chubb Corp.
5.75%, 05/15/18	300,000	289,791
Genworth Financial Inc.
6.15%, 11/15/16	300,000	45,000

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
ING Capital Funding Trust III
8.44%, 12/31/10	$180,000	$54,000
Lincoln National Corp.
7.00%, 05/17/16	300,000	120,000
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	600,000	579,921
MetLife Inc.
5.00%, 06/15/15	1,200,000	1,049,424
Prudential Financial Inc.
5.10%, 09/20/14	300,000	242,824
5.70%, 12/14/36	300,000	179,871
Travelers Companies Inc. (The)
5.80%, 05/15/18	300,000	289,812

		4,676,393

IRON & STEEL – 0.35%
ArcelorMittal
5.38%, 06/01/13	300,000	243,000
Nucor Corp.
5.75%, 12/01/17	500,000	491,867

		734,867

MACHINERY – 0.53%
Caterpillar Inc.
5.70%, 08/15/16	1,200,000	1,104,637

		1,104,637

MANUFACTURING – 1.05%
General Electric Co.
5.25%, 12/06/17	2,150,000	1,933,747
Honeywell International Inc.
5.00%, 02/15/19	250,000	241,627

		2,175,374

MEDIA – 3.83%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	912,000	959,594
Comcast Corp.
6.45%, 03/15/37	600,000	518,500
6.95%, 08/15/37	815,000	733,588
News America Inc.
5.30%, 12/15/14	912,000	863,083
6.65%, 11/15/37[a]	790,000	642,173
Thomson Reuters Corp.
6.50%, 07/15/18	300,000	279,265

Security	Principal	Value
Time Warner Cable Inc.
6.55%, 05/01/37	$540,000	$448,611
6.75%, 07/01/18	300,000	282,369
Time Warner Inc.
6.88%, 05/01/12	481,000	483,008
7.70%, 05/01/32	1,196,000	1,107,419
Viacom Inc.
6.25%, 04/30/16	300,000	257,218
7.88%, 07/30/30	600,000	387,631
Walt Disney Co. (The)
6.38%, 03/01/12	912,000	969,431

		7,931,890

MINING – 1.06%
Alcoa Inc.
5.55%, 02/01/17	180,000	115,200
5.95%, 02/01/37	180,000	104,400
6.00%, 07/15/13	300,000	231,000
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	912,000	902,828
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	500,000	427,500
Vale Overseas Ltd.
6.25%, 01/23/17	420,000	405,300

		2,186,228

MULTI-NATIONAL – 4.33%
Asian Development Bank
3.63%, 09/05/13	1,000,000	1,026,060
European Investment Bank
2.63%, 05/16/11	2,010,000	2,022,181
3.25%, 10/14/11	465,000	475,058
5.13%, 05/30/17	2,550,000	2,758,412
Inter-American Development Bank
4.38%, 09/20/12	1,645,000	1,720,390
5.13%, 09/13/16	900,000	977,274

		8,979,375

OFFICE & BUSINESS EQUIPMENT – 0.42%
Pitney Bowes Inc.
5.25%, 01/15/37	300,000	274,025
Xerox Corp.
6.88%, 08/15/11	600,000	587,786

		861,811

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
OIL & GAS – 4.22%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$600,000	$533,205
6.45%, 09/15/36	735,000	555,149
Apache Corp.
5.25%, 04/15/13	300,000	308,115
Canadian Natural Resources Ltd.
5.70%, 05/15/17	300,000	260,819
6.25%, 03/15/38	180,000	135,360
ConocoPhillips
5.75%, 02/01/19	300,000	294,659
ConocoPhillips Holding Co.
6.95%, 04/15/29	2,450,000	2,454,792
Devon Energy Corp.
7.95%, 04/15/32[a]	600,000	620,572
EnCana Corp.
6.50%, 02/01/38	360,000	288,321
Enterprise Products Operating LP
5.60%, 10/15/14	660,000	602,132
Hess Corp.
7.13%, 03/15/33	144,000	123,448
Nexen Inc.
6.40%, 05/15/37	180,000	125,766
Pemex Project Funding MasterTrust
6.63%, 06/15/35	600,000	420,000
Shell International Finance BV
6.38%, 12/15/38	300,000	309,096
Transocean Inc.
6.00%, 03/15/18	390,000	363,198
Valero Energy Corp.
6.63%, 06/15/37	360,000	271,914
7.50%, 04/15/32	300,000	245,825
XTO Energy Inc.
6.10%, 04/01/36	120,000	99,085
6.50%, 12/15/18	300,000	290,693
6.75%, 08/01/37	500,000	446,479

		8,748,628

OIL & GAS SERVICES – 0.07%
Weatherford International Inc.
6.35%, 06/15/17	180,000	152,145

		152,145

Security	Principal	Value
PHARMACEUTICALS – 2.43%
Abbott Laboratories
5.88%, 05/15/16	$300,000	$314,953
AmerisourceBergen Corp.
5.88%, 09/15/15	300,000	265,359
AstraZeneca PLC
5.90%, 09/15/17	481,000	507,699
6.45%, 09/15/37	300,000	314,908
Bristol-Myers Squibb Co.
5.88%, 11/15/36	300,000	293,712
Eli Lilly and Co.
5.55%, 03/15/37	240,000	227,576
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	720,000	753,763
Schering-Plough Corp.
5.55%, 12/01/13	300,000	307,232
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	300,000	271,581
Wyeth
5.50%, 02/01/14	912,000	952,937
5.95%, 04/01/37	815,000	828,294

		5,038,014

PIPELINES – 1.39%
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,740,000	1,604,646
6.50%, 02/01/37	420,000	352,831
6.75%, 03/15/11	180,000	182,481

ONEOK Partners LP
6.65%, 10/01/36	180,000	133,832
Southern Natural Gas Co.
5.90%, 04/01/17[b]	240,000	209,879
TransCanada PipeLines Ltd.
6.20%, 10/15/37	481,000	406,193

		2,889,862

REAL ESTATE – 0.19%
ERP Operating LP
5.75%, 06/15/17[a]	481,000	394,420

		394,420

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 0.48%
ProLogis
5.63%, 11/15/16	$300,000	$168,000
Simon Property Group LP
5.10%, 06/15/15	300,000	243,000
6.13%, 05/30/18	700,000	574,000

		985,000

RETAIL – 3.13%
Costco Wholesale Corp.
5.50%, 03/15/17[a]	240,000	246,420
CVS Caremark Corp.
6.13%, 08/15/16	180,000	179,834
6.25%, 06/01/27	1,745,000	1,657,361
Federated Retail Holdings Inc.
5.90%, 12/01/16	600,000	354,000
Home Depot Inc.
5.40%, 03/01/16	600,000	525,207
McDonald’s Corp.
5.35%, 03/01/18	405,000	418,434
Target Corp.
6.35%, 11/01/32	481,000	416,265
Wal-Mart Stores Inc.
4.55%, 05/01/13	1,200,000	1,259,239
5.25%, 09/01/35	300,000	271,032
6.50%, 08/15/37	840,000	881,477
Yum! Brands Inc.
6.25%, 03/15/18	300,000	270,405

		6,479,674

SOFTWARE – 0.29%
Oracle Corp.
5.25%, 01/15/16	600,000	596,888

		596,888

TELECOMMUNICATIONS – 9.20%
AT&T Inc.
4.95%, 01/15/13	1,625,000	1,635,032
6.30%, 01/15/38	180,000	161,783
6.50%, 09/01/37	300,000	275,366
AT&T Wireless Services Inc.
7.88%, 03/01/11	3,250,000	3,462,726
BellSouth Corp.
6.00%, 11/15/34	600,000	543,281

Security	Principal	Value
British Telecom PLC
9.13%, 12/15/30	$240,000	$230,005
Cisco Systems Inc.
5.50%, 02/22/16	312,000	321,272
5.90%, 02/15/39	250,000	230,904
Deutsche Telekom International Finance AG
8.50%, 06/15/10	780,000	820,872
8.75%, 06/15/30	180,000	206,219
France Telecom SA
8.50%, 03/01/31	600,000	728,867
Motorola Inc.
8.00%, 11/01/11	600,000	534,000
Qwest Corp.
6.88%, 09/15/33	60,000	40,500
8.88%, 03/15/12	240,000	235,800
Rogers Wireless Inc.
6.38%, 03/01/14	180,000	180,404
SBC Communications Inc.
5.10%, 09/15/14	300,000	295,425
5.88%, 02/01/12	1,200,000	1,235,589
Telecom Italia Capital SA
5.25%, 11/15/13	700,000	623,000
Telefonica Europe BV
7.75%, 09/15/10	1,000,000	1,048,236
8.25%, 09/15/30	600,000	648,977
Verizon Communications Inc.
5.25%, 04/15/13	300,000	304,173
5.55%, 02/15/16[a]	600,000	585,141
6.10%, 04/15/18	810,000	804,907
6.40%, 02/15/38	250,000	232,041
8.75%, 11/01/18	600,000	686,864
Verizon Global Funding Corp.
7.25%, 12/01/10	900,000	948,580
Vodafone Group PLC
5.00%, 12/16/13[a]	1,575,000	1,570,115
5.75%, 03/15/16	481,000	469,056

		19,059,135

TEXTILES – 0.21%
Mohawk Industries Inc.
6.13%, 01/15/16	600,000	444,000

		444,000

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
TRANSPORTATION – 1.16%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	$420,000	$374,847
CSX Corp.
6.75%, 03/15/11	600,000	603,711
Norfolk Southern Corp.
7.05%, 05/01/37	144,000	144,317
Union Pacific Corp.
7.88%, 01/15/19	600,000	655,238
United Parcel Service Inc.
4.50%, 01/15/13	600,000	631,038

		2,409,151

TOTAL CORPORATE BONDS & NOTES
(Cost: $191,749,709)		183,673,485

FOREIGN GOVERNMENT BONDS & NOTES[c] – 6.45%
Brazil (Federative Republic of)
7.13%, 01/20/37	1,060,000	1,044,100
8.00%, 01/15/18[a]	1,081,000	1,163,156
11.00%, 08/17/15	744,000	916,980
Hydro-Quebec
8.05%, 07/07/24	984,000	1,268,057
Italy (Republic of)
4.50%, 01/21/15	600,000	604,500
6.00%, 02/22/11	1,500,000	1,581,360
Ontario (Province of)
2.75%, 02/22/11[a]	1,605,000	1,605,288
Peru (Republic of)
6.55%, 03/14/37	450,000	408,375
Quebec (Province of)
5.00%, 03/01/16	600,000	616,394
5.13%, 11/14/16	1,040,000	1,072,284
7.50%, 09/15/29	600,000	748,216
United Mexican States
5.63%, 01/15/17	300,000	289,350
6.38%, 01/16/13	912,000	953,040
7.50%, 04/08/33	1,100,000	1,100,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $13,693,959)		13,371,100

Security	Shares or Principal	Value
MUNICIPAL DEBT OBLIGATIONS – 0.75%

ILLINOIS – 0.75%
Illinois State
5.10%, 06/01/33	$1,785,000	$1,544,632

		1,544,632

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,603,990)		1,544,632

SHORT-TERM INVESTMENTS – 5.61%

MONEY MARKET FUNDS – 5.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[d,e,f]	5,252,756	5,252,756
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[d,e,f]	878,107	878,107
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[d,e]	5,484,974	5,484,974

		11,615,837

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,615,837)		11,615,837

TOTAL INVESTMENTS IN SECURITIES – 101.44%
(Cost: $218,663,495)		210,205,054
Other Assets, Less Liabilities – (1.44)%		(2,973,785)

NET ASSETS – 100.00%		$207,231,269

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 32.64%

AEROSPACE & DEFENSE – 0.20%
United Technologies Corp.
5.38%, 12/15/17[a]	$600,000	$609,822

		609,822

AGRICULTURE – 0.56%
Philip Morris International Inc.
5.65%, 05/16/18	1,500,000	1,458,988
Reynolds American Inc.
6.75%, 06/15/17	300,000	253,500

		1,712,488

AUTO MANUFACTURERS – 0.17%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	570,000	518,700

		518,700

BANKS – 5.71%
Bank of America Corp.
4.50%, 08/01/10	1,290,000	1,186,350
4.88%, 01/15/13	2,250,000	1,983,899
5.65%, 05/01/18	900,000	757,070
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	900,000	903,773
Deutsche Bank AG London
6.00%, 09/01/17	600,000	560,590
KfW
4.25%, 06/15/10	2,580,000	2,641,429
4.88%, 01/17/17	750,000	803,160
KfW Series G
4.38%, 03/15/18[a]	1,200,000	1,250,184
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	750,000	786,840
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	600,000	462,303
UBS AG Stamford
5.88%, 12/20/17	900,000	778,611

Security	Principal	Value
US Bank N.A.
4.80%, 04/15/15	$1,110,000	$1,013,754
Wachovia Corp.
5.30%, 10/15/11	600,000	604,051
5.75%, 06/15/17	900,000	838,603
Wells Fargo & Co.
4.88%, 01/12/11	3,000,000	2,992,197

		17,562,814

BEVERAGES – 0.45%
Coca-Cola Co. (The)
5.35%, 11/15/17	750,000	774,165
Diageo Finance BV
5.30%, 10/28/15	600,000	595,314

		1,369,479

BUILDING MATERIALS – 0.13%
CRH America Inc.
5.30%, 10/15/13	330,000	247,500
Masco Corp.
6.13%, 10/03/16	240,000	163,200

		410,700

CHEMICALS – 0.16%
Dow Chemical Co. (The)
6.00%, 10/01/12	240,000	203,499
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	300,000	304,099

		507,598

COMMERCIAL SERVICES – 0.21%
McKesson Corp.
5.70%, 03/01/17	300,000	279,194
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	240,000	177,600
Western Union Co.
5.40%, 11/17/11	180,000	178,336

		635,130

COMPUTERS – 0.20%
International Business Machines Corp.
4.75%, 11/29/12	600,000	624,538

		624,538

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 8.03%
American Express Co.
4.88%, 07/15/13	$360,000	$321,927
6.80%, 09/01/16	240,000	123,600
7.00%, 03/19/18	750,000	700,475
American General Finance Corp.
5.38%, 10/01/12	1,500,000	675,000
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	1,110,000	1,055,935
Boeing Capital Corp.
6.10%, 03/01/11	420,000	443,253
Capital One Financial Corp.
5.70%, 09/15/11	570,000	540,142
CIT Group Inc.
5.40%, 02/13/12	900,000	702,000
Citigroup Inc.
6.00%, 02/21/12	3,330,000	3,032,363
6.13%, 05/15/18	900,000	778,709
Countrywide Financial Corp.
5.80%, 06/07/12	150,000	135,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16[a]	1,500,000	1,363,767
General Electric Capital Corp.
5.00%, 01/08/16	570,000	493,558
5.88%, 02/15/12[a]	1,500,000	1,474,236
Goldman Sachs Group Inc. (The)
6.15%, 04/01/18	1,500,000	1,364,533
HSBC Finance Corp.
5.50%, 01/19/16	2,250,000	2,006,795
John Deere Capital Corp.
7.00%, 03/15/12	480,000	513,409
JPMorgan Chase & Co.
5.75%, 01/02/13	2,250,000	2,210,287
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,500,000	1,220,178
Morgan Stanley
5.75%, 10/18/16	600,000	530,510
6.00%, 04/28/15	300,000	272,448
6.63%, 04/01/18	900,000	832,555
6.75%, 04/15/11	900,000	882,000

Security	Principal	Value
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	$570,000	$607,411
SLM Corp.
5.38%, 05/15/14	510,000	295,800
Svensk Exportkredit AB
4.50%, 09/27/10	1,500,000	1,544,955
Toyota Motor Credit Corp.
4.25%, 03/15/10	570,000	586,724

		24,707,570

ELECTRIC – 2.31%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,800,000	1,839,310
Constellation Energy Group Inc.
4.55%, 06/15/15	540,000	436,752
Dominion Resources Inc.
5.15%, 07/15/15	570,000	543,453
Duke Capital LLC
6.25%, 02/15/13	570,000	558,839
Duke Energy Corp.
6.25%, 01/15/12	210,000	219,659
Exelon Corp.
4.90%, 06/15/15	570,000	490,519
Exelon Generation Co. LLC
5.35%, 01/15/14	570,000	520,216
Pacific Gas and Electric Co.
4.80%, 03/01/14	1,110,000	1,123,676
Progress Energy Inc.
7.10%, 03/01/11	1,110,000	1,142,793
TXU Electric Delivery Co.
6.38%, 01/15/15	240,000	232,406

		7,107,623

FOOD – 0.68%
General Mills Inc.
6.00%, 02/15/12	240,000	251,395
Kraft Foods Inc.
6.13%, 02/01/18	450,000	446,473
6.25%, 06/01/12	600,000	634,678
Kroger Co. (The)
6.80%, 04/01/11	300,000	315,577

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
Sara Lee Corp.
6.25%, 09/15/11	$180,000	$184,782
Unilever Capital Corp.
7.13%, 11/01/10	240,000	257,714

		2,090,619

FOREST PRODUCTS & PAPER – 0.11%
Weyerhaeuser Co.
6.75%, 03/15/12	360,000	338,566

		338,566

HEALTH CARE – SERVICES – 0.26%
UnitedHealth Group Inc.
4.88%, 03/15/15	240,000	210,479
WellPoint Inc.
5.00%, 01/15/11	600,000	593,441

		803,920

HOLDING COMPANIES – DIVERSIFIED – 0.01%
Capmark Financial Group Inc.
6.30%, 05/10/17	150,000	33,000

		33,000

HOUSEHOLD PRODUCTS & WARES – 0.18%
Fortune Brands Inc.
5.13%, 01/15/11	570,000	554,697

		554,697

INSURANCE – 1.10%
Allstate Corp. (The)
5.00%, 08/15/14	300,000	279,775
American International Group Inc.
5.60%, 10/18/16	600,000	312,000
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,050,000	1,039,908
Genworth Financial Inc.
6.15%, 11/15/16	570,000	85,500
Lincoln National Corp.
7.00%, 05/17/16	330,000	132,000
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	570,000	550,925

Security	Principal	Value
MetLife Inc.
5.00%, 06/15/15	$570,000	$498,476
Prudential Financial Inc.
5.10%, 09/20/14	600,000	485,647

		3,384,231

MACHINERY – 0.25%
Caterpillar Inc.
5.70%, 08/15/16	840,000	773,245

		773,245

MANUFACTURING – 0.35%
General Electric Co.
5.00%, 02/01/13	1,110,000	1,074,635

		1,074,635

MEDIA – 1.18%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	1,110,000	1,167,927
News America Inc.
5.30%, 12/15/14	540,000	511,036
Time Warner Cable Inc.
5.85%, 05/01/17	300,000	269,462
Time Warner Inc.
6.88%, 05/01/12	570,000	572,380
Viacom Inc.
6.25%, 04/30/16	300,000	257,218
6.63%, 05/15/11	240,000	223,200
Walt Disney Co. (The)
6.38%, 03/01/12	600,000	637,784

		3,639,007

MINING – 0.48%
Alcoa Inc.
5.55%, 02/01/17	150,000	96,000
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,110,000	1,098,837
Vale Overseas Ltd.
6.25%, 01/11/16	300,000	292,500

		1,487,337

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
MULTI-NATIONAL – 1.51%
European Investment Bank
4.63%, 05/15/14	$3,330,000	$3,453,176
Inter-American Development Bank
5.13%, 09/13/16	1,110,000	1,205,305

		4,658,481

OFFICE & BUSINESS EQUIPMENT – 0.18%
Xerox Corp.
6.88%, 08/15/11	570,000	558,397

		558,397

OIL & GAS – 1.21%
Anadarko Petroleum Corp.
5.95%, 09/15/16	540,000	479,885
Apache Corp.
5.25%, 04/15/13	300,000	308,115
Conoco Funding Co.
6.35%, 10/15/11	1,110,000	1,183,682
Devon Financing Corp. ULC
6.88%, 09/30/11	300,000	314,039
Enterprise Products Operating LP
5.60%, 10/15/14	630,000	574,763
Transocean Inc.
6.00%, 03/15/18	600,000	558,766
XTO Energy Inc.
6.25%, 04/15/13	300,000	302,440

		3,721,690

OIL & GAS SERVICES – 0.07%
Weatherford International Inc.
6.35%, 06/15/17	240,000	202,860

		202,860

PHARMACEUTICALS – 1.86%
Abbott Laboratories
5.15%, 11/30/12	600,000	638,316
AmerisourceBergen Corp.
5.88%, 09/15/15	120,000	106,144
AstraZeneca PLC
5.40%, 09/15/12	900,000	951,159
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	2,100,000	2,157,432

Security	Principal	Value
Medco Health Solutions Inc.
7.13%, 03/15/18	$750,000	$720,369
Wyeth
5.50%, 02/01/14	1,110,000	1,159,824

		5,733,244

PIPELINES – 0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	300,000	304,136

		304,136
REAL ESTATE – 0.08%
ERP Operating LP
5.13%, 03/15/16	300,000	241,500

		241,500

REAL ESTATE INVESTMENT TRUSTS – 0.49%
Boston Properties LP
6.25%, 01/15/13	300,000	255,042
ProLogis
5.63%, 11/15/16	240,000	134,400
Simon Property Group LP
5.60%, 09/01/11	1,200,000	1,116,000

		1,505,442

RETAIL – 1.23%
Costco Wholesale Corp.
5.30%, 03/15/12	180,000	189,676
CVS Caremark Corp.
6.30%, 06/01/12	480,000	292,800
Federated Retail Holdings Inc.
5.90%, 12/01/16	420,000	247,800
Home Depot Inc.
5.40%, 03/01/16	570,000	498,946
McDonald’s Corp.
5.35%, 03/01/18	600,000	619,902
Target Corp.
6.00%, 01/15/18[a]	600,000	590,250
Wal-Mart Stores Inc.
4.55%, 05/01/13	900,000	944,429
Yum! Brands Inc.
6.25%, 03/15/18	450,000	405,607

		3,789,410

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
SOFTWARE – 0.27%
Oracle Corp.
5.25%, 01/15/16	$840,000	$835,644

		835,644

TELECOMMUNICATIONS – 2.62%
AT&T Inc.
4.95%, 01/15/13	1,050,000	1,056,482
AT&TWireless Services Inc.
7.88%, 03/01/11	570,000	607,309
Cisco Systems Inc.
5.50%, 02/22/16	1,110,000	1,142,986
Deutsche Telekom International Finance AG
8.50%, 06/15/10	570,000	599,868
Embarq Corp.
7.08%, 06/01/16	420,000	378,000
France Telecom SA
7.75%, 03/01/11	570,000	610,474
Rogers Wireless Inc.
6.38%, 03/01/14	300,000	300,674
SBC Communications Inc.
5.88%, 02/01/12	1,110,000	1,142,920
Telefonica Europe BV
7.75%, 09/15/10	570,000	597,495
Verizon Communications Inc.
5.55%, 02/15/16	1,110,000	1,082,511
Vodafone Group PLC
5.75%, 03/15/16	570,000	555,846

		8,074,565

TEXTILES – 0.10%
Mohawk Industries Inc.
6.13%, 01/15/16	420,000	310,800

		310,800

TRANSPORTATION – 0.19%
CSX Corp.
6.75%, 03/15/11	570,000	573,525

		573,525

TOTAL CORPORATE BONDS & NOTES
(Cost: $104,738,961)		100,455,413

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES[b] – 3.14%
Brazil (Federative Republic of)
8.00%, 01/15/18	$900,000	$968,400
Italy (Republic of)
6.00%, 02/22/11	3,330,000	3,510,619
Ontario (Province of)
2.75%, 02/22/11[a]	1,950,000	1,950,350
Quebec (Province of)
5.00%, 03/01/16	1,110,000	1,140,329
United Mexican States
6.38%, 01/16/13	2,010,000	2,100,450

TOTAL FOREIGN GOVERNMENT
BONDS & NOTES
(Cost: $9,628,888)		9,670,148

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 62.82%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 23.87%
Federal Home Loan Bank
5.00%, 11/17/17	4,050,000	4,389,608
Federal Home Loan Mortgage Corp.
3.25%, 02/25/11[a]	4,140,000	4,276,346
4.50%, 01/15/13[a]	10,200,000	11,063,621
7.00%, 03/15/10[a]	22,950,000	24,327,025
Federal National Mortgage Association
5.00%, 04/15/15[a]	6,000,000	6,653,770
5.38%, 06/12/17[a]	2,100,000	2,357,287
7.25%, 01/15/10[a]	19,380,000	20,395,105

		73,462,762

U.S. GOVERNMENT OBLIGATIONS – 38.95%
U.S. Treasury Notes
2.75%, 07/30/10	27,300,000	28,046,110
3.75%, 11/15/18[a]	3,240,000	3,434,205
4.00%, 08/15/18[a]	7,560,000	8,159,583
4.75%, 05/15/14[a]	24,570,000	27,957,958
4.88%, 07/31/11[a]	23,400,000	25,478,387
4.88%, 08/15/16[a]	23,490,000	26,823,231

		119,899,474

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $186,590,998)		193,362,236

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 43.59%

MONEY MARKET FUNDS – 43.59%
Barclays Global Investors Funds Institutional Money Market Fund, SLAgency Shares
0.83%[c,d,e]	113,458,545	$113,458,545
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[c,d,e]	19,067,128	19,067,128
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[c,d]	1,643,018	1,643,018

		134,168,691

TOTAL SHORT-TERM INVESTMENTS
(Cost: $134,168,691)		134,168,691

TOTAL INVESTMENTS IN SECURITIES – 142.19%
(Cost: $435,127,538)		437,656,488
Other Assets, Less Liabilities – (42.19)%		(129,860,597)

NET ASSETS – 100.00%		$307,795,891

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 36.15%

AEROSPACE & DEFENSE – 0.20%
Lockheed Martin Corp.
6.15%, 09/01/36	$110,000	$111,011
United Technologies Corp.
6.05%, 06/01/36	110,000	111,749

		222,760

AGRICULTURE – 0.09%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	66,000	55,353
Reynolds American Inc.
7.25%, 06/15/37	55,000	40,150

		95,503

AUTO MANUFACTURERS – 0.36%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	440,000	400,400

		400,400

BANKS – 4.50%
BAC Capital Trust XI
6.63%, 05/23/36[a]	220,000	107,190
Bank of America Corp.
4.50%, 08/01/10[a]	869,000	799,177
4.88%, 01/15/13	220,000	193,981
Deutsche Bank AG London
6.00%, 09/01/17	220,000	205,550
HSBC Holdings PLC
6.50%, 05/02/36	220,000	191,630
KfW
4.25%, 06/15/10	110,000	112,619
5.13%, 03/14/16	660,000	712,523
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	220,000	230,806
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	440,000	339,022
US Bank N.A.
4.80%, 04/15/15	440,000	401,848

Security	Principal	Value
Wachovia Corp.
5.30%, 10/15/11	$330,000	$332,228
5.75%, 06/15/17	550,000	512,480
Wells Fargo & Co.
4.88%, 01/12/11	869,000	866,740

		5,005,794

BEVERAGES – 0.50%
Coca-Cola Co. (The)
5.35%, 11/15/17	275,000	283,860
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	66,000	75,043
Diageo Capital PLC
5.88%, 09/30/36	88,000	80,139
Pepsi Bottling Group Inc.
7.00%, 03/01/29	110,000	121,610

		560,652

BUILDING MATERIALS – 0.15%
CRH America Inc.
5.30%, 10/15/13	220,000	165,000

		165,000

CHEMICALS – 0.41%
Dow Chemical Co. (The)
6.00%, 10/01/12[a]	440,000	373,082
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	88,000	82,681

		455,763

COMMERCIAL SERVICES – 0.15%
McKesson Corp.
5.70%, 03/01/17	66,000	61,423
Western Union Co.
5.40%, 11/17/11	110,000	108,983

		170,406

COMPUTERS – 0.21%
International Business Machines Corp.
4.75%, 11/29/12	220,000	228,997

		228,997

COSMETICS & PERSONAL CARE – 0.05%
Procter & Gamble Co. (The)
5.55%, 03/05/37	55,000	53,249

		53,249

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 7.55%
American Express Co.
6.80%, 09/01/16	$88,000	$45,320
8.15%, 03/19/38	330,000	318,255
American General Finance Corp.
5.38%, 10/01/12	440,000	198,000
Associates Corp. of North America
6.95%, 11/01/18	330,000	290,941
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	220,000	209,285
Capital One Financial Corp.
5.70%, 09/15/11	220,000	208,476
CIT Group Inc.
5.40%, 02/13/12	330,000	257,400
Citigroup Inc.
4.13%, 02/22/10	440,000	408,976
6.00%, 10/31/33	220,000	124,415
Countrywide Financial Corp.
5.80%, 06/07/12	110,000	99,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16	242,000	220,021
General Electric Capital Corp.
5.63%, 09/15/17	330,000	286,030
5.88%, 01/14/38	220,000	157,625
6.75%, 03/15/32	308,000	253,072
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	319,000	284,611
6.35%, 02/15/34	220,000	134,200
6.75%, 10/01/37	660,000	475,925
6.88%, 01/15/11	660,000	672,713
HSBC Finance Corp.
5.50%, 01/19/16	550,000	490,550
International Lease Finance Corp.
5.63%, 09/20/13[a]	187,000	119,680
John Deere Capital Corp.
7.00%, 03/15/12	165,000	176,484
JPMorgan Chase & Co.
5.38%, 10/01/12	330,000	328,426
5.75%, 01/02/13	330,000	324,175

Security	Principal	Value
JPMorgan Chase Capital XV
5.88%, 03/15/35	$495,000	$307,468
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	220,000	194,985
6.40%, 08/28/17	330,000	262,402
Morgan Stanley
5.05%, 01/21/11	220,000	216,700
5.75%, 10/18/16	605,000	534,931
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	319,000	339,937
SLM Corp.
5.38%, 05/15/14	220,000	127,600
Toyota Motor Credit Corp.
4.25%, 03/15/10	319,000	328,359

		8,395,962

ELECTRIC – 3.31%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,265,000	1,292,626
Constellation Energy Group Inc.
4.55%, 06/15/15	165,000	133,452
Dominion Resources Inc.
5.15%, 07/15/15	319,000	304,143
Duke Capital LLC
6.25%, 02/15/13	165,000	161,769
Duke Energy Corp.
6.25%, 01/15/12	110,000	115,059
Exelon Corp.
4.90%, 06/15/15	176,000	151,459
Exelon Generation Co. LLC
5.35%, 01/15/14	165,000	150,589
FirstEnergy Corp.
7.38%, 11/15/31	220,000	188,787
FPL Group Capital Inc.
5.63%, 09/01/11	110,000	115,497
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	220,000	206,071
Pacific Gas and Electric Co.
4.80%, 03/01/14	198,000	200,440

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
Progress Energy Inc.
7.10%, 03/01/11	$319,000	$328,424
PSEG Power LLC
8.63%, 04/15/31	66,000	68,620
Southern California Edison Co.
6.00%, 01/15/34	154,000	157,386
TXU Electric Delivery Co.
7.00%, 09/01/22	110,000	101,608

		3,675,930

ENVIRONMENTAL CONTROL – 0.03%
Waste Management Inc.
7.00%, 07/15/28	44,000	36,937

		36,937

FOOD – 0.50%
Kraft Foods Inc.
6.25%, 06/01/12	220,000	232,715
Kroger Co. (The)
5.50%, 02/01/13	110,000	110,872
Unilever Capital Corp.
5.90%, 11/15/32	220,000	217,740

		561,327

FOREST PRODUCTS & PAPER – 0.13%
Weyerhaeuser Co.
7.38%, 03/15/32	220,000	145,200

		145,200

GAS – 0.04%
ONEOK Inc.
6.00%, 06/15/35	66,000	45,043

		45,043

HEALTH CARE – SERVICES – 0.35%
UnitedHealth Group Inc.
5.80%, 03/15/36	55,000	41,780
WellPoint Inc.
5.00%, 01/15/11	352,000	348,152

		389,932

HOUSEHOLD PRODUCTS & WARES – 0.36%
Fortune Brands Inc.
5.13%, 01/15/11	110,000	107,047
Kimberly-Clark Corp.
6.13%, 08/01/17	275,000	288,517

		395,564

Security	Principal	Value
INSURANCE – 1.01%
Allstate Corp. (The)
5.55%, 05/09/35	$220,000	$161,595
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	220,000	217,885
Genworth Financial Inc.
6.15%, 11/15/16	220,000	33,000
Lincoln National Corp.
7.00%, 05/17/16	110,000	44,000
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	220,000	212,638
MetLife Inc.
5.00%, 06/15/15	440,000	384,789
Prudential Financial Inc.
5.70%, 12/14/36	110,000	65,953

		1,119,860

MACHINERY – 0.36%
Caterpillar Inc.
5.70%, 08/15/16	440,000	405,033

		405,033

MANUFACTURING – 0.38%
General Electric Co.
5.00%, 02/01/13	440,000	425,981

		425,981

MEDIA – 1.67%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	319,000	335,647
Comcast Corp.
6.45%, 03/15/37	220,000	190,117
News America Inc.
5.30%, 12/15/14	319,000	301,890
Time Warner Cable Inc.
6.55%, 05/01/37	88,000	73,107
Time Warner Inc.
6.88%, 05/01/12	176,000	176,735
7.70%, 05/01/32	220,000	203,706
Viacom Inc.
6.25%, 04/30/16	110,000	94,313
7.88%, 07/30/30	220,000	142,131

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
Walt Disney Co. (The)
6.38%, 03/01/12	$319,000	$339,088

		1,856,734

MINING – 1.01%
Alcoa Inc.
5.55%, 02/01/17	66,000	42,240
5.95%, 02/01/37	66,000	38,280
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	319,000	315,792
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	660,000	564,300
Vale Overseas Ltd.
6.25%, 01/23/17	165,000	159,225

		1,119,837

MULTI-NATIONAL – 2.93%
European Investment Bank
2.63%, 05/16/11	2,200,000	2,213,332
4.63%, 05/15/14	660,000	684,413
Inter-American Development Bank
5.13%, 09/13/16	330,000	358,334

		3,256,079

OFFICE & BUSINESS EQUIPMENT – 0.19%
Xerox Corp.
6.88%, 08/15/11	220,000	215,522

		215,522

OIL & GAS – 1.55%
Anadarko Petroleum Corp.
5.95%, 09/15/16	220,000	195,509
Apache Corp.
5.25%, 04/15/13	110,000	112,976
Canadian Natural Resources Ltd.
6.25%, 03/15/38	66,000	49,632
ConocoPhillips Holding Co.
6.95%, 04/15/29	440,000	440,861
Devon Energy Corp.
7.95%, 04/15/32	220,000	227,543
Enterprise Products Operating LP
5.60%, 10/15/14	242,000	220,782

Security	Principal	Value
Hess Corp.
7.13%, 03/15/33	$55,000	$47,150
Pemex Project Funding Master Trust
6.63%, 06/15/35	220,000	154,000
Valero Energy Corp.
7.50%, 04/15/32	110,000	90,136
XTO Energy Inc.
6.38%, 06/15/38	220,000	187,801

		1,726,390

PHARMACEUTICALS – 2.09%
Abbott Laboratories
5.60%, 05/15/11	275,000	293,664
5.88%, 05/15/16	110,000	115,483
AmerisourceBergen Corp.
5.88%, 09/15/15	110,000	97,298
AstraZeneca PLC
5.40%, 09/15/12	220,000	232,506
Bristol-Myers Squibb Co.
5.88%, 11/15/36	110,000	107,694
Eli Lilly and Co.
5.55%, 03/15/37	88,000	83,444
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	935,000	960,571
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	110,000	99,580
Wyeth
5.50%, 02/01/14	319,000	333,319

		2,323,559

PIPELINES – 0.17%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	154,000	129,371
6.75%, 03/15/11	55,000	55,758

		185,129

REAL ESTATE INVESTMENT TRUSTS – 0.52%
ProLogis
5.63%, 11/15/16	110,000	61,600
Simon Property Group LP
5.60%, 09/01/11	550,000	511,500

		573,100

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
RETAIL – 1.66%
Costco Wholesale Corp.
5.50%, 03/15/17	$88,000	$90,354
CVS Caremark Corp.
6.13%, 08/15/16	66,000	65,939
Federated Retail Holdings Inc.
5.90%, 12/01/16	220,000	129,800
Home Depot Inc.
5.40%, 03/01/16	220,000	192,576
5.88%, 12/16/36	275,000	195,539
Target Corp.
7.00%, 01/15/38	330,000	311,294
Wal-Mart Stores Inc.
4.55%, 05/01/13	825,000	865,727

		1,851,229

SOFTWARE – 0.20%
Oracle Corp.
5.25%, 01/15/16	220,000	218,859

		218,859

TELECOMMUNICATIONS – 2.95%
AT&TWireless Services Inc.
7.88%, 03/01/11	440,000	468,800
BellSouth Corp.
6.00%, 11/15/34[a]	220,000	199,203
British Telecom PLC
9.13%, 12/15/30	88,000	84,335
Cisco Systems Inc.
5.50%, 02/22/16	110,000	113,269
Deutsche Telekom International Finance AG
8.50%, 06/15/10	275,000	289,410
8.75%, 06/15/30	66,000	75,614
Embarq Corp.
7.08%, 06/01/16	220,000	198,000
France Telecom SA
8.50%, 03/01/31	220,000	267,251
Qwest Corp.
6.88%, 09/15/33	33,000	22,275
8.88%, 03/15/12	88,000	86,460
Rogers Wireless Inc.
6.38%, 03/01/14	66,000	66,148

Security	Principal	Value
SBC Communications Inc.
5.88%, 02/01/12	$440,000	$453,049
Telefonica Europe BV
8.25%, 09/15/30	220,000	237,958
Verizon Communications Inc.
5.55%, 02/15/16[a]	220,000	214,552
Verizon Global Funding Corp.
7.25%, 12/01/10[a]	319,000	336,219
Vodafone Group PLC
5.75%, 03/15/16	176,000	171,630

		3,284,173

TEXTILES – 0.15%
Mohawk Industries Inc.
6.13%, 01/15/16	220,000	162,800

		162,800

TRANSPORTATION – 0.42%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	220,000	196,348
CSX Corp.
6.75%, 03/15/11	220,000	221,361
Norfolk Southern Corp.
7.05%, 05/01/37	55,000	55,121

		472,830

TOTAL CORPORATE BONDS & NOTES
(Cost: $43,113,269)		40,201,534

FOREIGN GOVERNMENT BONDS & NOTES[b] – 3.09%
Brazil (Federative Republic of)
8.00%, 01/15/18	935,000	1,006,060
Italy (Republic of)
6.00%, 02/22/11	1,100,000	1,159,664
Quebec (Province of)
5.00%, 03/01/16	220,000	226,011
7.50%, 09/15/29	220,000	274,346
United Mexican States
6.38%, 01/16/13	319,000	333,355
7.50%, 04/08/33	440,000	440,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $3,516,597)		3,439,436

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 28, 2009

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS – 0.34%

ILLINOIS – 0.34%
Illinois State
5.10%, 06/01/33	$440,000	$380,749

		380,749

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $410,299)		380,749

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 59.48%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 16.65%
Federal Home Loan Bank
1.63%, 01/21/11[a]	4,400,000	4,406,596
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13[a]	2,970,000	3,221,466
4.50%, 01/15/15[a]	1,375,000	1,490,901
6.25%, 07/15/32[a]	949,000	1,215,248
Federal National Mortgage Association
5.00%, 04/15/15[a]	1,540,000	1,707,801
7.25%, 01/15/10[a]	6,149,000	6,471,078

		18,513,090

U.S. GOVERNMENT OBLIGATIONS – 42.83%
U.S. Treasury Bonds
4.38%, 02/15/38	913,000	1,007,468
7.63%, 02/15/25	7,480,000	10,902,250
8.13%, 08/15/19[a]	1,650,000	2,298,714
U.S. Treasury Notes
1.25%, 11/30/10	11,605,000	11,659,892
2.13%, 04/30/10	2,860,000	2,905,074
4.63%, 12/31/11	5,525,000	6,034,073
4.63%, 11/15/16[a]	7,414,000	8,344,383
4.75%, 05/15/14[a]	3,938,000	4,481,011

		47,632,865

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $64,168,655)		66,145,955

Security	Shares	Value
SHORT-TERM INVESTMENTS – 25.08%

MONEY MARKET FUNDS – 25.08%
Barclays Global Investors Funds Institutional Money Market Fund, SLAgency Shares
0.83%[c,d,e]	23,552,791	$23,552,791
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[c,d,e]	3,958,134	3,958,134
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[c,d]	383,475	383,475

		27,894,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,894,400)		27,894,400

TOTAL INVESTMENTS IN SECURITIES – 124.14%
(Cost: $139,103,220)		138,062,074
Other Assets, Less Liabilities – (24.14)%		(26,848,768)

NET ASSETS – 100.00%		$111,213,306

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS MBS BOND FUND

February 28, 2009

Security	Shares or Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 95.32%

MORTGAGE-BACKED SECURITIES – 95.32%
Federal Home Loan Mortgage Corp.
0.76%, 06/15/33	$296,211	$291,832
4.50%, 03/01/24[a]	56,175,000	57,122,953
4.98%, 12/01/33	1,942,454	1,983,868
5.00%, 03/01/24[a]	46,545,000	47,868,623
5.00%, 03/01/39[a]	153,652,000	156,004,796
5.50%, 03/01/24[a]	54,570,000	56,624,902
5.50%, 03/01/39[a]	114,811,000	117,555,701
6.00%, 03/01/39[a]	80,250,000	83,058,750
Federal National Mortgage Association
4.50%, 03/01/24[a]	40,125,000	40,827,188
5.00%, 03/01/24[a]	51,360,000	52,804,500
5.50%, 03/01/24[a]	32,635,000	33,823,118
5.50%, 03/01/39[a]	151,940,000	155,619,797
6.00%, 03/01/39[a]	67,945,000	70,174,445
6.50%, 03/01/39[a]	93,090,000	97,337,231
Government National Mortgage Association
0.75%, 05/16/29	1,477,525	1,441,941
5.00%, 03/01/39[a]	44,405,000	45,279,223
5.50%, 03/01/39[a]	24,075,000	24,718,254
6.00%, 03/01/39[a]	24,075,000	24,880,008

		1,067,417,130

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $1,064,064,343)		1,067,417,130

SHORT-TERM INVESTMENTS – 96.56%

MONEY MARKET FUNDS – 96.56%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[b,c]	500,140,820	500,140,820

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[b,c]	581,102,656	$581,102,656

		1,081,243,476

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,081,243,476)		1,081,243,476

TOTAL INVESTMENTS IN SECURITIES – 191.88%
(Cost: $2,145,307,819)		2,148,660,606
Other Assets, Less Liabilities – (91.88)%		(1,028,883,382)

NET ASSETS – 100.00%		$1,119,777,224

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® BARCLAYS AGENCY BOND FUND

February 28, 2009

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 95.16%
Federal Home Loan Bank
3.63%, 10/18/13	$4,900,000	$5,074,654
4.00%, 09/06/13	4,200,000	4,439,565
4.75%, 12/16/16	1,400,000	1,505,460
5.00%, 11/17/17	2,100,000	2,276,093
5.38%, 08/19/11	5,600,000	6,078,240
Federal Home Loan Mortgage Corp.
4.38%, 07/17/15	2,800,000	3,013,616
4.50%, 07/15/13	4,900,000	5,300,030
4.88%, 06/13/18	700,000	766,919
5.25%, 07/18/11	7,000,000	7,564,029
6.25%, 07/15/32	1,582,000	2,025,841
Federal National Mortgage Association
2.88%, 10/12/10	10,780,000	11,049,115
3.63%, 08/15/11	1,330,000	1,389,428
4.75%, 12/15/10	7,000,000	7,411,626
5.00%, 02/13/17	1,400,000	1,532,686
5.38%, 07/15/16	1,330,000	1,492,165
6.63%, 11/15/30	700,000	912,214
7.13%, 06/15/10	8,785,000	9,441,831

		71,273,512

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $70,691,956)		71,273,512

CORPORATE BONDS & NOTES – 3.76%

BANKS – 3.76%
Bank of America N.A. (FDIC Guaranteed)
1.70%, 12/23/10	2,800,000	2,814,934

		2,814,934

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,814,213)		2,814,934

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.35%

MONEY MARKET FUNDS – 0.35%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[a,b]	259,593	$259,593

		259,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $259,593)		259,593

TOTAL INVESTMENTS IN SECURITIES – 99.27%
(Cost: $73,765,762)		74,348,039
Other Assets, Less Liabilities – 0.73%		550,366

NET ASSETS – 100.00%		$74,898,405

FDIC – Federal Deposit Insurance Corporation

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 21.14%

AEROSPACE & DEFENSE – 0.25%
United Technologies Corp.
4.38%, 05/01/10	$23,771,000	$24,301,870

		24,301,870

AGRICULTURE – 0.08%
Reynolds American Inc.
6.75%, 06/15/17	9,506,000	8,032,570

		8,032,570

AUTO MANUFACTURERS – 0.23%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12	23,771,000	22,285,312

		22,285,312

BANKS – 3.71%
Bank of America Corp.
4.50%, 08/01/10	47,546,000	43,725,736
4.88%, 01/15/13	23,771,000	20,959,669
Deutsche Bank AG London
6.00%, 09/01/17	14,261,000	13,324,301
JPMorgan Chase Bank N.A.
5.88%, 06/13/16[a]	23,771,000	22,731,385
KfW
3.25%, 10/14/11	57,056,000	58,243,336
4.25%, 06/15/10	47,546,000	48,678,065
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16[a]	19,016,000	19,950,068
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	23,771,000	18,315,667
US Bank N.A.
4.95%, 10/30/14	23,771,000	23,115,658
Wachovia Corp.
5.25%, 08/01/14	47,546,000	43,301,401
Wells Fargo & Co.
4.88%, 01/12/11	23,771,000	23,709,175
5.00%, 11/15/14	23,771,000	21,730,724

		357,785,185

Security	Principal	Value
BEVERAGES – 0.33%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	$9,506,000	$10,808,406
Diageo Finance BV
5.30%, 10/28/15	14,261,000	14,149,624
Pepsi Bottling Group Inc.
7.00%, 03/01/29	6,653,000	7,355,182

		32,313,212

BUILDING MATERIALS – 0.07%
CRH America Inc.
6.00%, 09/30/16	9,506,000	6,654,200

		6,654,200

CHEMICALS – 0.09%
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,506,000	8,931,442

		8,931,442

COMPUTERS – 0.20%
International Business Machines Corp.
5.70%, 09/14/17	19,016,000	19,545,551

		19,545,551

COSMETICS & PERSONAL CARE – 0.10%
Procter& Gamble Co. (The)
5.55%, 03/05/37	9,506,000	9,203,282

		9,203,282

DIVERSIFIED FINANCIAL SERVICES – 5.49%
American Express Co.
4.88%, 07/15/13	23,771,000	21,257,020
6.80%, 09/01/16	10,457,000	5,385,355
American General Finance Corp.
5.38%, 10/01/12	14,475,000	6,513,750
Ameriprise Financial Inc.
5.35%, 11/15/10	23,771,000	20,918,480
Bear Stearns Companies Inc. (The)
6.95%, 08/10/12	8,555,000	8,731,627
7.25%, 02/01/18[a]	7,604,000	7,732,910
Boeing Capital Corp.
5.80%, 01/15/13	23,771,000	24,666,764

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2009

Security	Principal	Value
Capital One Financial Corp.
6.15%, 09/01/16	$23,771,000	$17,215,576
Caterpillar Financial Services Corp.
4.30%, 06/01/10[a]	4,751,000	4,796,899
CIT Group Funding Co. of Canada
4.65%, 07/01/10	14,261,000	11,979,240
Citigroup Capital XXI
8.30%, 12/21/37[a]	2,826,000	1,130,400
Citigroup Inc.
6.00%, 02/21/12[a]	55,534,000	50,570,339
Countrywide Home Loans Inc.
4.00%, 03/22/11	14,261,000	12,407,070
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	23,771,000	22,221,580
General Electric Capital Corp.
5.88%, 02/15/12[a]	23,771,000	23,362,708
6.75%, 03/15/32	23,771,000	19,531,705
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	47,546,000	42,420,437
6.75%, 10/01/37	9,506,000	6,854,761
Household Finance Corp.
6.38%, 11/27/12	47,546,000	46,543,240
HSBC Finance Corp.
5.50%, 01/19/16	23,771,000	21,201,564
International Lease Finance Corp.
5.75%, 06/15/11	23,771,000	16,877,410
John Deere Capital Corp.
7.00%, 03/15/12	23,771,000	25,425,496
JPMorgan Chase & Co.
5.75%, 01/02/13	23,771,000	23,351,436
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	25,673,000	20,129,064
6.88%, 04/25/18	9,506,000	7,794,572
Morgan Stanley
5.05%, 01/21/11	9,536,000	9,392,960
5.30%, 03/01/13[a]	33,311,000	30,979,230

Security	Principal	Value
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	$14,261,000	$15,197,013
SLM Corp.
5.38%, 05/15/14	10,457,000	6,065,060

		530,653,666

ELECTRIC – 1.63%
Constellation Energy Group Inc.
4.55%, 06/15/15	14,261,000	11,534,288
Dominion Resources Inc.
5.15%, 07/15/15	26,783,000	25,535,622
Duke Capital LLC
6.25%, 02/15/13	23,771,000	23,305,547
Exelon Generation Co. LLC
5.35%, 01/15/14	12,522,000	11,428,329
FirstEnergy Corp.
7.38%, 11/15/31	14,530,000	12,468,542
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	19,285,000	18,063,959
Pacific Gas and Electric Co.
6.05%, 03/01/34	22,028,000	21,526,643
Progress Energy Inc.
7.10%, 03/01/11	23,771,000	24,473,281
TXU Electric Delivery Co.
7.00%, 09/01/22	9,506,000	8,780,743

		157,116,954

FOOD – 0.56%
Kraft Foods Inc.
6.50%, 08/11/17	31,379,000	31,804,105
Kroger Co. (The)
5.50%, 02/01/13	9,506,000	9,581,359
Unilever Capital Corp.
5.90%, 11/15/32	12,359,000	12,232,009

		53,617,473

FOREST PRODUCTS & PAPER – 0.10%
Weyerhaeuser Co.
7.38%, 03/15/32	14,261,000	9,412,260

		9,412,260

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2009

Security	Principal	Value
HEALTH CARE - SERVICES – 0.22%
UnitedHealth Group Inc.
4.88%, 03/15/15[a]	$14,261,000	$12,506,817
WellPoint Inc.
5.25%, 01/15/16	9,506,000	8,590,550

		21,097,367

HOLDING COMPANIES - DIVERSIFIED – 0.01%
Capmark Financial Group Inc.
6.30%, 05/10/17	4,751,000	1,045,220

		1,045,220

INSURANCE – 0.77%
Allstate Corp. (The)
5.55%, 05/09/35	9,506,000	6,982,362
American International Group Inc.
6.25%, 03/15/37	9,506,000	1,235,780
Genworth Financial Inc.
5.75%, 06/15/14	23,771,000	10,459,240
Lincoln National Corp.
7.00%, 05/17/16[a]	14,261,000	5,704,400
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	23,771,000	21,043,119
MetLife Inc.
5.00%, 06/15/15	23,771,000	20,788,207
Prudential Financial Inc.
5.10%, 09/20/14[a]	4,751,000	3,845,519
Travelers Companies Inc. (The)
6.25%, 03/15/37	6,653,000	3,991,800

		74,050,427

MANUFACTURING – 0.44%
General Electric Co.
5.25%, 12/06/17[a]	47,546,000	42,763,686

		42,763,686

MEDIA – 0.85%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	23,771,000	25,011,517
Comcast Corp.
6.45%, 03/15/37	9,506,000	8,214,772

Security	Principal	Value
News America Inc.
6.20%, 12/15/34	$14,261,000	$11,055,692
Time Warner Cable Inc.
6.55%, 05/01/37	9,506,000	7,897,212
Time Warner Inc.
7.70%, 05/01/32	14,261,000	13,204,770
Viacom Inc.
6.25%, 04/30/16[a]	12,359,000	10,596,532
7.88%, 07/30/30	9,506,000	6,141,370

		82,121,865

MINING – 0.30%
Alcoa Inc.
6.00%, 01/15/12[a]	14,261,000	11,836,630
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	9,506,000	9,410,400
Vale Overseas Ltd.
6.88%, 11/21/36	9,506,000	8,080,100

		29,327,130

MULTI-NATIONAL – 0.72%
European Investment Bank
4.63%, 05/15/14	47,546,000	49,304,723
Inter-American Development Bank
4.38%, 09/20/12	19,550,000	20,445,977

		69,750,700

OIL & GAS – 1.03%
Anadarko Petroleum Corp.
5.95%, 09/15/16	23,771,000	21,124,710
Apache Corp.
5.25%, 04/15/13	6,653,000	6,832,963
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,506,000	8,264,483
ConocoPhillips
5.90%, 10/15/32	23,771,000	21,710,104
Enterprise Products Operating LP
5.60%, 10/15/14	19,285,000	17,594,122
Hess Corp.
6.65%, 08/15/11	23,771,000	24,324,732

		99,851,114

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2009

Security	Principal	Value
PHARMACEUTICALS – 0.63%
Abbott Laboratories
5.88%, 05/15/16	$9,506,000	$9,979,820
AmerisourceBergen Corp.
5.88%, 09/15/15	14,261,000	12,614,275
AstraZeneca PLC
6.45%, 09/15/37	9,506,000	9,978,378
Bristol-Myers Squibb Co.
5.88%, 11/15/36	9,506,000	9,306,745
Eli Lilly and Co.
5.55%, 03/15/37	9,506,000	9,013,898
Wyeth
5.50%, 02/01/14	9,506,000	9,932,694

		60,825,810

PIPELINES – 0.28%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	9,506,000	9,637,046
6.95%, 01/15/38	19,506,000	17,346,558

		26,983,604

REAL ESTATE INVESTMENT TRUSTS – 0.29%
Boston Properties LP
6.25%, 01/15/13	23,771,000	20,208,678
Simon Property Group LP
5.10%, 06/15/15[a]	9,506,000	7,699,860

		27,908,538

RETAIL – 1.01%
CVS Caremark Corp.
6.30%, 06/01/12	9,506,000	5,798,660
Federated Department Stores Inc.
6.63%, 04/01/11	9,506,000	7,794,920
Home Depot Inc.
5.40%, 03/01/16[a]	23,771,000	20,807,812
Target Corp.
7.00%, 01/15/38	19,016,000	17,938,108
Wal-Mart Stores Inc.
4.55%, 05/01/13	23,771,000	24,944,474
6.50%, 08/15/37	19,506,000	20,469,165

		97,753,139

Security	Principal	Value
SOFTWARE – 0.15%
Oracle Corp.
5.25%, 01/15/16	$14,261,000	$14,187,042

		14,187,042

TELECOMMUNICATIONS – 1.45%
AT&T Wireless Services Inc.
7.88%, 03/01/11	11,408,000	12,154,702
BellSouth Corp.
6.00%, 11/15/34[a]	23,771,000	21,523,905
Cisco Systems Inc.
5.25%, 02/22/11	9,506,000	10,002,964
Deutsche Telekom International Finance AG
8.75%, 06/15/30	9,506,000	10,890,672
Embarq Corp.
7.08%, 06/01/16	14,261,000	12,834,900
Qwest Corp.
8.88%, 03/15/12[a]	9,506,000	9,339,645
SBC Communications Inc.
5.88%, 02/01/12	23,771,000	24,475,995
Verizon Global Funding Corp.
7.75%, 12/01/30	23,771,000	24,579,002
Vodafone Group PLC
5.63%, 02/27/17	14,261,000	13,802,560

		139,604,345

TRANSPORTATION – 0.15%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,751,000	4,240,231
CSX Corp.
6.00%, 10/01/36	14,261,000	10,221,548

		14,461,779

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,257,827,788)		2,041,584,743

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2009

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.92%

MORTGAGE-BACKED SECURITIES – 0.92%
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.80%, 08/10/45	$155,000,000	$88,217,320

		88,217,320

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $108,352,734)		88,217,320

FOREIGN GOVERNMENT BONDS & NOTES[b] – 1.60%
Brazil (Federative Republic of)
7.13%, 01/20/37[a]	14,261,000	14,047,085
8.00%, 01/15/18[a]	14,261,000	15,344,836
Italy (Republic of)
5.25%, 09/20/16	23,771,000	24,076,695
6.00%, 02/22/11	23,771,000	25,060,339
Quebec (Province of)
7.50%, 09/15/29	23,771,000	29,643,094
United Mexican States
5.63%, 01/15/17[a]	23,771,000	22,927,130
6.38%, 01/16/13	14,261,000	14,902,745
6.75%, 09/27/34[a]	9,506,000	8,745,520

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $159,726,028)		154,747,444

MUNICIPAL DEBT OBLIGATIONS – 0.27%

ILLINOIS – 0.27%
Illinois State
5.10%, 06/01/33	30,508,000	26,399,793

		26,399,793

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $28,475,002)		26,399,793

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 74.86%

MORTGAGE-BACKED SECURITIES – 38.30%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/24[c]	$166,945,000	$169,762,197
5.00%, 03/01/24[c]	147,645,000	151,843,655
5.00%, 03/01/39[c]	546,190,000	554,553,534
5.50%, 03/01/24[c]	193,000,000	200,267,656
5.50%, 03/01/39[c]	367,665,000	376,454,491
6.00%, 03/01/39[c]	253,795,000	262,677,825
Federal National Mortgage Association
4.50%, 03/01/24[c]	155,365,000	158,083,887
5.00%, 03/01/24[c]	183,350,000	188,506,719
5.50%, 03/01/24[c]	102,290,000	106,013,995
5.50%, 03/01/39[c]	517,240,000	529,766,906
5.53%, 02/01/36	28,256,278	28,912,954
6.00%, 03/01/39[c]	270,200,000	279,065,938
6.50%, 03/01/39[c]	328,100,000	343,069,563
Government National Mortgage Association
5.00%, 03/01/39[c]	139,925,000	142,679,773
5.50%, 03/01/39[c]	126,415,000	129,792,651
6.00%, 03/01/39[c]	75,270,000	77,786,841

		3,699,238,585

U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.15%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	48,250,000	48,281,903
3.25%, 02/25/11[a]	168,875,000	174,436,696
4.13%, 10/18/10[a]	173,700,000	181,583,583
4.50%, 01/15/13[a]	197,825,000	214,574,586
4.88%, 11/18/11[a]	82,025,000	88,382,421
6.25%, 07/15/32[a]	41,495,000	53,136,700
Federal National Mortgage Association
5.00%, 04/15/15[a]	62,725,000	69,559,616
5.00%, 05/11/17[a]	90,710,000	99,396,371
7.25%, 01/15/10[a]	139,925,000	147,254,132

		1,076,606,008

SCHEDULES OF INVESTMENTS	67

Schedule of Investment (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 28, 2009

,Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 25.41%
U.S. Treasury Bonds
4.38%, 02/15/38[a]	$76,235,000	$84,123,035
4.50%, 05/15/38[a]	75,270,000	85,512,743
5.00%, 05/15/37[a]	27,020,000	32,512,358
6.25%, 05/15/30[a]	55,005,000	72,770,517
7.50%, 11/15/16[a]	123,520,000	159,569,310
7.63%, 02/15/25[a]	147,645,000	215,195,539
8.13%, 08/15/19[a]	154,400,000	215,103,895
U.S. Treasury Notes
1.75%, 11/15/11[a]	120,625,000	122,080,953
2.00%, 09/30/10[a]	164,050,000	166,960,250
2.75%, 07/30/10[a]	178,525,000	183,404,092
3.38%, 07/31/13[a]	193,000,000	205,890,472
3.50%, 02/15/10[a]	203,615,000	208,784,787
3.75%, 11/15/18	57,900,000	61,370,524
4.50%, 05/15/10[a]	267,305,000	279,288,267
4.75%, 05/15/14[a]	187,210,000	213,024,389
5.00%, 08/15/11[a]	135,100,000	148,149,294

		2,453,740,425

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $7,082,453,474)		7,229,585,018

SHORT-TERM INVESTMENTS – 69.51%

MONEY MARKET FUNDS – 69.51%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[d,e,f]	2,558,377,676	2,558,377,676
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[d,e,f]	3,603,991,096	3,603,991,096
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[d,e]	550,203,338	550,203,338

		6,712,572,110

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,712,572,110)		6,712,572,110

Value
TOTAL INVESTMENTS IN SECURITIES – 168.30%
(Cost: $16,349,407,136)	$16,253,106,428

Other Assets, Less Liabilities – (68.30)%	(6,595,636,417)

NET ASSETS – 100.00%	$9,657,470,011

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	To-be-announced (TBA). See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 96.14%

AEROSPACE & DEFENSE – 2.63%
L-3 Communications Corp.
6.38%, 10/15/15	$57,574,000	$54,868,022

		54,868,022

BEVERAGES – 2.56%
Constellation Brands Inc.
7.25%, 05/15/17[a]	56,437,000	53,586,931

		53,586,931

BUILDING MATERIALS – 1.94%
Nortek Inc.
10.00%, 12/01/13	57,574,000	22,453,860
Ply Gem Industries Inc.
11.75%, 06/15/13	38,561,000	18,075,469

		40,529,329

COAL – 2.65%
Peabody Energy Corp.
7.38%, 11/01/16[a]	56,663,000	55,388,082

		55,388,082

COMMERCIAL SERVICES – 3.73%
ARAMARK Corp.
8.50%, 02/01/15[a]	52,960,000	48,281,868
Hertz Corp. (The)
8.88%, 01/01/14[a]	57,574,000	29,650,610

		77,932,478

COMPUTERS – 2.33%
SunGard Data Systems Inc.
9.13%, 08/15/13	57,574,000	48,578,062

		48,578,062

DIVERSIFIED FINANCIAL SERVICES – 1.55%
Ford Motor Credit Co. LLC
7.80%, 06/01/12	57,765,000	31,337,512
Idearc Inc.
8.00%, 11/15/16	56,777,000	1,075,924

		32,413,436

ELECTRIC – 11.52%
AES Corp. (The)
8.00%, 10/15/17	57,574,000	48,937,900
Edison Mission Energy
7.00%, 05/15/17[a]	57,622,000	50,563,305

Security	Principal	Value
Mirant North America LLC
7.38%, 12/31/13[a]	$57,950,000	$54,545,437
NRG Energy Inc.
7.38%, 02/01/16	57,574,000	54,551,365
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	57,374,000	32,158,127

		240,756,134

ELECTRONICS – 0.60%
NXP BV/NXP Funding LLC
7.88%, 10/15/14[a]	57,574,000	12,516,588

		12,516,588

FOREST PRODUCTS & PAPER – 2.52%
Georgia-Pacific Corp.
7.13%, 01/15/17[b]	57,808,000	52,605,280

		52,605,280

HEALTH CARE – PRODUCTS – 4.69%
Bausch & Lomb Inc.
9.88%, 11/01/15[b]	47,429,000	43,634,680
Biomet Inc.
11.63%, 10/15/17	57,866,000	54,269,628

		97,904,308

HEALTH CARE – SERVICES – 9.99%
Community Health Systems Inc.
8.88%, 07/15/15[a]	57,866,000	54,611,037
DaVita Inc.
7.25%, 03/15/15[a]	57,762,000	55,740,330
HCA Inc.
9.25%, 11/15/16	57,765,000	52,854,975
Tenet Healthcare Corp.
9.88%, 07/01/14[a]	57,765,000	45,489,937

		208,696,279

HOME BUILDERS – 2.14%
K. Hovnanian Enterprises Inc.
11.50%, 05/01/13	57,496,000	44,731,888

		44,731,888

IRON & STEEL – 2.34%
Steel Dynamics Inc.
6.75%, 04/01/15	1,837,000	1,428,268
7.38%, 11/01/12	54,107,000	47,505,946

		48,934,214

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2009

Security	Principal	Value
LODGING – 2.45%
Harrahs Operating Co.
10.00%, 12/15/18[b]	$18,166,000	$4,677,745
MGM MIRAGE
13.00%, 11/15/13[a,b]	56,952,000	46,558,260

		51,236,005

MACHINERY – 2.11%
Terex Corp.
8.00%, 11/15/17	55,239,000	44,053,103

		44,053,103

MANUFACTURING – 2.34%
RBS Global Inc./Rexnord LLC
9.50%, 08/01/14	57,765,000	48,811,425

		48,811,425

MEDIA – 11.83%
CCH I LLC
11.00%, 10/01/15[a]	57,574,000	6,045,270
CSC Holdings Inc.
8.50%, 04/15/14[b]	53,985,000	52,365,450
DIRECTV Holdings LLC/ DIRECTV Financing Co. Inc.
7.63%, 05/15/16	57,499,000	54,882,796
EchoStar DBS Corp.
7.13%, 02/01/16[a]	57,574,000	51,816,600
Nielsen Finance LLC/Nielsen Finance Co.
10.00%, 08/01/14	57,762,000	47,959,789
R.H. Donnelley Corp.
8.88%, 10/15/17	56,205,000	3,063,173
Umbrella Acquisition Inc.
9.75%, 03/15/15[b]	57,584,000	4,750,680
XM Satellite Radio Holdings Inc.
13.00%, 08/01/13[a,b]	57,245,000	26,332,700

		247,216,458

OIL & GAS – 4.93%
Chesapeake Energy Corp.
7.25%, 12/15/18[a]	57,326,000	46,290,745
OPTI Canada Inc.
8.25%, 12/15/14	57,588,000	17,780,295
Sabine Pass LNG LP
7.50%, 11/30/16	57,832,000	38,964,310

		103,035,350

Security	Principal	Value
PACKAGING & CONTAINERS – 2.77%
Crown Americas LLC
7.75%, 11/15/15	$57,344,000	$57,774,080

		57,774,080

PIPELINES – 4.06%
Dynegy Holdings Inc.
7.75%, 06/01/19[a]	57,574,000	34,256,530
El Paso Corp.
7.00%, 06/15/17[a]	57,584,000	50,529,960

		84,786,490

RETAIL – 3.45%
Dollar General Corp.
10.63%, 07/15/15[a]	57,866,000	57,721,335
Rite Aid Corp.
9.50%, 06/15/17	57,762,000	14,353,857

		72,075,192

SEMICONDUCTORS – 0.54%
Freescale Semiconductor Inc.
8.88%, 12/15/14[a]	57,584,000	11,228,880

		11,228,880

SOFTWARE – 1.53%
First Data Corp.
9.88%, 09/24/15	57,574,000	31,988,114

		31,988,114

TELECOMMUNICATIONS – 8.94%
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16[a]	57,562,000	54,971,710
Level 3 Financing Inc.
9.25%, 11/01/14[a]	57,574,000	36,271,620
West Corp.
9.50%, 10/15/14	56,938,000	40,141,290
Windstream Corp.
8.63%, 08/01/16	57,808,000	55,423,420

		186,808,040

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,234,792,140)		2,008,454,168

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 28, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.61%

MONEY MARKET FUNDS – 8.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[c,d,e]	133,478,120	$133,478,120
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[c,d,e]	22,313,630	22,313,630
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[c,d]	24,046,114	24,046,114

		179,837,864

TOTAL SHORT-TERM INVESTMENTS
(Cost: $179,837,864)		179,837,864

TOTAL INVESTMENTS IN SECURITIES – 104.75%
(Cost: $2,414,630,004)		2,188,292,032

Other Assets, Less Liabilities – (4.75)%		(99,237,754)

NET ASSETS – 100.00%		$2,089,054,278

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2009

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.88%

AGRICULTURE – 5.27%
Altria Group Inc.
8.50%, 11/10/13	$89,160,000	$95,496,155
9.70%, 11/10/18	89,443,000	93,811,956
Philip Morris International Inc.
4.88%, 05/16/13	90,033,000	90,209,431
5.65%, 05/16/18	87,686,000	86,844,889
6.38%, 05/16/38[a]	90,381,000	89,054,982

		455,417,413

BANKS – 14.48%
Bank of America Corp.
4.90%, 05/01/13[a]	90,108,000	79,172,905
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12[a]	90,734,000	91,551,769
Barclays Bank PLC
5.45%, 09/12/12[a,b]	90,033,000	91,698,202
Credit Suisse New York
5.00%, 05/15/13	90,734,000	85,964,417
6.00%, 02/15/18	88,940,000	78,689,146
Deutsche Bank AG London
5.38%, 10/12/12[a]	90,033,000	90,332,428
6.00%, 09/01/17[a]	90,734,000	88,071,677
Fifth Third Bancorp
6.25%, 05/01/13	78,657,000	75,218,070
HSBC Holdings PLC
6.50%, 09/15/37[a]	90,734,000	79,131,881
KeyCorp
6.50%, 05/14/13	89,623,000	86,270,536
Regions Bank
7.50%, 05/15/18	89,954,000	78,168,438
UBS AG Stamford
5.75%, 04/25/18	90,033,000	78,044,060
Wachovia Bank N.A.
6.60%, 01/15/38	89,999,000	80,414,994
Wachovia Corp.
5.50%, 05/01/13	88,170,000	85,633,561
Wells Fargo & Co.
5.63%, 12/11/17[a]	89,773,000	84,038,128

		1,252,400,212

Security	Principal	Value
BEVERAGES – 1.24%
PepsiCo Inc.
7.90%, 11/01/18	$89,972,000	$107,403,488

		107,403,488

COMPUTERS – 4.48%
Hewlett-Packard Co.
4.50%, 03/01/13	90,077,000	90,481,980
IBM International Group Capital LLC
5.05%, 10/22/12	90,734,000	95,920,287
International Business Machines Corp.
5.70%, 09/14/17	90,734,000	92,832,410
8.00%, 10/15/38	89,908,000	107,817,584

		387,052,261

DIVERSIFIED FINANCIAL SERVICES – 26.80%
Allstate Life Global Funding Trusts
5.38%, 04/30/13[a]	90,734,000	88,981,187
American Express Co.
6.15%, 08/28/17[a]	88,170,000	78,275,326
8.15%, 03/19/38	89,731,000	86,893,100
American Express Credit Corp. Series BE
7.30%, 08/20/13	90,108,000	89,487,898
American General Finance Corp.
6.90%, 12/15/17	87,614,000	32,856,379
BP Capital Markets PLC
5.25%, 11/07/13	86,058,000	91,254,811
CIT Group Inc.
7.63%, 11/30/12[a]	85,945,000	65,774,798
Citigroup Inc.
5.30%, 10/17/12	90,033,000	78,962,053
6.13%, 11/21/17	88,252,000	72,733,539
6.88%, 03/05/38[a]	90,137,000	75,731,872
CME Group Inc.
5.40%, 08/01/13	90,104,000	90,204,622
General Electric Capital Corp.
5.25%, 10/19/12	90,033,000	87,624,256
5.63%, 05/01/18[a]	90,108,000	78,059,359
5.88%, 01/14/38	90,734,000	64,769,418

72	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2009

Security	Principal	Value
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	$89,275,000	$86,256,084
6.15%, 04/01/18[a]	89,720,000	80,210,938
6.75%, 10/01/37	89,561,000	64,697,770
HSBC Finance Corp.
5.90%, 06/19/12[a]	87,686,000	84,815,645
International Lease Finance Corp.
5.30%, 05/01/12[a]	86,198,000	65,614,992
JPMorgan Chase & Co.
5.38%, 10/01/12	90,734,000	90,702,139
6.00%, 01/15/18[a]	90,033,000	88,318,715
6.40%, 05/15/38	89,731,000	84,951,030
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	90,108,000	72,987,770
7.75%, 05/14/38	90,079,000	68,880,584
Morgan Stanley
5.95%, 12/28/17	90,033,000	77,874,827
6.00%, 04/28/15	90,734,000	82,489,285
NYSE Euronext
4.80%, 06/28/13	61,386,000	59,225,639
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	90,033,000	81,015,403
6.50%, 07/15/18	88,980,000	78,480,085
SLM Corp.
8.45%, 06/15/18	88,296,000	69,232,223

		2,317,361,747

ELECTRIC – 1.99%
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	87,240,000	86,451,019
6.13%, 04/01/36[a]	90,734,000	85,889,826

		172,340,845

FOREST PRODUCTS & PAPER – 1.67%
International Paper Co.
7.40%, 06/15/14	89,191,000	71,798,755
7.95%, 06/15/18[a]	90,033,000	72,926,730

		144,725,485

Security	Principal	Value
HEALTH CARE – PRODUCTS – 2.27%
Johnson & Johnson
5.55%, 08/15/17[a]	$90,832,000	$101,083,676
5.95%, 08/15/37	90,033,000	95,082,051

		196,165,727

HEALTH CARE – SERVICES – 2.98%
UnitedHealth Group Inc.
4.88%, 02/15/13	90,033,000	86,984,366
6.00%, 02/15/18	90,734,000	86,533,197
6.88%, 02/15/38	90,033,000	84,335,523

		257,853,086

INSURANCE – 2.91%
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	9,922,000	10,027,916
5.40%, 05/15/18[c]	65,000,000	65,693,865
Berkshire Hathaway Inc.
5.13%, 09/15/12[a]	87,031,000	91,790,725
MetLife Inc. Series A
6.82%, 08/15/18	89,954,000	84,356,702

		251,869,208

MEDIA – 3.79%
Comcast Corp.
6.95%, 08/15/37[a]	90,734,000	83,664,639
Time Warner Cable Inc.
5.40%, 07/02/12	90,033,000	86,890,567
5.85%, 05/01/17	90,033,000	81,244,279
6.55%, 05/01/37[a]	90,734,000	75,865,771

		327,665,256

OIL & GAS – 2.92%
Shell International Finance BV
6.38%, 12/15/38	89,539,000	93,717,255
Valero Energy Corp.
6.63%, 06/15/37	90,832,000	70,533,591
XTO Energy Inc.
6.50%, 12/15/18	89,440,000	88,002,062

		252,252,908

PHARMACEUTICALS – 10.96%
Abbott Laboratories
5.15%, 11/30/12[a]	90,033,000	96,068,857
5.60%, 11/30/17	90,734,000	94,982,992
6.15%, 11/30/37	90,033,000	93,960,596

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 28, 2009

Security	Principal	Value
AstraZeneca PLC
5.40%, 09/15/12	$90,734,000	$95,535,966
5.90%, 09/15/17[a]	90,033,000	95,634,073
6.45%, 09/15/37	90,033,000	95,936,239
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	90,734,000	94,466,037
5.65%, 05/15/18	90,734,000	92,751,394
6.38%, 05/15/38	90,734,000	94,987,859
Wyeth
5.95%, 04/01/37	90,734,000	93,697,974

		948,021,987

REAL ESTATE INVESTMENT TRUSTS – 1.72%
Simon Property Group LP
5.30%, 05/30/13	89,076,000	76,984,274
6.13%, 05/30/18[a]	89,028,000	71,817,467

		148,801,741

RETAIL – 5.08%
CVS Caremark Corp.
5.75%, 06/01/17[a]	90,674,000	88,894,654
Home Depot Inc.
5.88%, 12/16/36	90,832,000	66,745,742
Walgreen Co.
4.88%, 08/01/13	89,005,000	93,258,679
Wal-Mart Stores Inc.
4.25%, 04/15/13[a]	90,734,000	94,870,291
6.50%, 08/15/37[a]	90,033,000	95,308,433

		439,077,799

SOFTWARE – 2.12%
Fiserv Inc.
6.13%, 11/20/12	90,033,000	88,142,307
Oracle Corp.
4.95%, 04/15/13	90,033,000	94,832,652

		182,974,959

TELECOMMUNICATIONS – 6.11%
AT&T Inc.
4.95%, 01/15/13	90,033,000	91,154,660
5.50%, 02/01/18	90,734,000	87,553,877
6.55%, 02/15/39	23,247,000	21,767,405
6.80%, 05/15/36[a]	65,130,000	62,926,739
Telecom Italia Capital SA
7.72%, 06/04/38[a]	90,064,000	78,089,721

Security	Shares or Principal	Value
Verizon Communications Inc.
6.40%, 02/15/38	$90,033,000	$84,332,361
8.75%, 11/01/18	89,236,000	102,010,507

		527,835,270

TRANSPORTATION – 1.09%
United Parcel Service Inc.
4.50%, 01/15/13[a]	90,033,000	94,393,025

		94,393,025

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,634,147,148)		8,463,612,417

SHORT-TERM INVESTMENTS – 1.96%

MONEY MARKET FUNDS – 1.96%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.83%[b,d,e]	105,519,003	105,519,003
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.53%[b,d,e]	17,639,685	17,639,685
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[b,d]	46,068,029	46,068,029

		169,226,717

TOTAL SHORT-TERM INVESTMENTS
(Cost: $169,226,717)		169,226,717

TOTAL INVESTMENTS IN SECURITIES – 99.84%
(Cost: $8,803,373,865)		8,632,839,134

Other Assets, Less Liabilities – 0.16%		13,599,868

NET ASSETS – 100.00%		$8,646,439,002

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

74	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

February 28, 2009

Security	Principal	Value
SOVEREIGN BONDS & NOTES[a] – 84.89%

ARGENTINA – 1.50%
Argentina (Republic of)
1.33%, 12/31/38[b]	$5,100,000	$981,750
8.28%, 12/31/33[c]	3,787,185	1,111,539

		2,093,289

BRAZIL – 11.70%
Brazil (Federative Republic of)
7.13%, 01/20/37	4,760,000	4,676,700
8.00%, 01/15/18	6,290,000	6,780,620
10.13%, 05/15/27	2,380,000	3,010,700
11.00%, 08/17/40	1,530,000	1,881,900

		16,349,920

BULGARIA – 1.46%
Bulgaria (Republic of)
8.25%, 01/15/15	2,040,000	2,034,900

		2,034,900

CHILE – 1.66%
Chile (Republic of)
5.50%, 01/15/13	2,210,000	2,316,741

		2,316,741

COLOMBIA – 4.61%
Colombia (Republic of)
7.38%, 01/27/17	4,080,000	4,102,440
7.38%, 09/18/37	2,550,000	2,333,250

		6,435,690

ECUADOR – 0.62%
Ecuador (Republic of)
10.00%, 08/15/30[d]	2,890,000	867,000

		867,000

EL SALVADOR – 0.69%
El Salvador (Republic of)
7.65%, 06/15/35[d]	1,360,000	965,600

		965,600

INDONESIA – 4.43%
Indonesia (Republic of)
6.63%, 02/17/37	6,800,000	4,318,000
6.88%, 03/19/17	2,380,000	1,868,300

		6,186,300

Security	Principal	Value
IRAQ – 1.34%
Iraq (Republic of)
5.80%, 01/15/28[d]	$4,250,000	$1,870,000

		1,870,000

MALAYSIA – 3.32%
Malaysia Government
7.50%, 07/15/11	4,250,000	4,631,252

		4,631,252

MEXICO – 7.02%
United Mexican States
5.63%, 01/15/17	4,250,000	4,099,125
6.05%, 01/11/40	2,210,000	1,823,250
6.75%, 09/27/34	4,250,000	3,888,750

		9,811,125

PANAMA – 2.39%
Panama (Republic of)
6.70%, 01/26/36	2,210,000	1,933,750
7.25%, 03/15/15	1,360,000	1,400,800

		3,334,550

PERU – 4.61%
Peru (Republic of)
8.38%, 05/03/16	5,780,000	6,444,700

		6,444,700

PHILIPPINE ISLANDS – 7.62%
Philippines (Republic of)
7.75%, 01/14/31	6,885,000	6,678,450
8.00%, 01/15/16	3,740,000	3,964,400

		10,642,850

RUSSIA – 11.58%
Russian Federation
7.50%, 03/31/30[d]	18,409,300	16,177,173

		16,177,173

SOUTH AFRICA – 4.50%
South Africa (Republic of)
7.38%, 04/25/12	6,120,000	6,288,300

		6,288,300

TURKEY – 8.81%
Turkey (Republic of)
6.88%, 03/17/36	8,500,000	6,353,750
7.25%, 03/15/15	6,120,000	5,951,700

		12,305,450

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

February 28, 2009

Security	Principal	Value
UKRAINE – 0.83%
Ukraine Government
7.65%, 06/11/13	$3,060,000	$1,162,800

		1,162,800

URUGUAY – 2.51%
Uruguay (Republic of)
7.63%, 03/21/36	4,250,000	3,506,250

		3,506,250

VENEZUELA – 3.69%
Venezuela (Republic of)
5.75%, 02/26/16	3,060,000	1,453,500
9.25%, 09/15/27	6,800,000	3,706,000

		5,159,500

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $135,110,019)		118,583,390

QUASI-SOVEREIGN BONDS & NOTES[a] – 12.17%

CHINA – 3.59%
China Development Bank
5.00%, 10/15/15	4,930,000	5,018,602

		5,018,602

MALAYSIA – 3.91%
Petronas Capital Ltd.
7.00%, 05/22/12[d]	5,270,000	5,455,642

		5,455,642

MEXICO – 1.93%
Pemex Project Funding Master Trust
5.75%, 03/01/18[d]	850,000	687,965
6.63%, 06/15/35[d]	2,890,000	2,008,550

		2,696,515

NETHERLANDS – 1.73%
KazMunaiGaz Finance Sub
8.38%, 07/02/13[d]	1,870,000	1,318,350
9.13%, 07/02/18[d]	1,700,000	1,096,500

		2,414,850

Security	Shares or Principal	Value
VENEZUELA – 1.01%
Petroleos de Venezuela SA
5.38%, 04/12/27	$4,420,000	$1,414,400

		1,414,400

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $19,396,678)		17,000,009

SHORT-TERM INVESTMENTS – 0.48%

MONEY MARKET FUNDS – 0.48%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.14%[e,f]	672,431	672,431

		672,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $672,431)		672,431

TOTAL INVESTMENTS IN SECURITIES – 97.54%
(Cost: $155,179,128)		136,255,830

Other Assets, Less Liabilities – 2.46%		3,429,616

NET ASSETS – 100.00%		$139,685,446

[a]	Investments are denominated in U.S. dollars.
[b]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[c]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2. f The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

76	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2009

	iShares Barclays
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,153,160,658	$641,680,535	$207,047,658	$300,958,847
Affiliated issuers (Note 2)	44,013,235	35,319,908	11,615,837	134,168,691

Total cost of investments	$1,197,173,893	$677,000,443	$218,663,495	$435,127,538

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,138,490,332	$622,765,550	$198,589,217	$303,487,797
Affiliated issuers (Note 2)	44,013,235	35,319,908	11,615,837	134,168,691

Total fair value of investments	1,182,503,567	658,085,458	210,205,054	437,656,488
Receivables:
Investment securities sold	12,025,087	446,232	829,031	–
Due from custodian (Note 4)	805,135	64,973	–	–
Interest	18,095,390	10,537,814	3,557,525	3,545,612
Capital shares sold	678,898	753,632	–	65,451

Total Assets	1,214,108,077	669,888,109	214,591,610	441,267,551

LIABILITIES
Payables:
Investment securities purchased	17,634,760	1,970,998	1,010,553	899,954
Collateral for securities on loan (Note 5)	38,278,833	18,182,100	6,130,863	132,525,673
Capital shares redeemed	–	–	190,454	–
Investment advisory fees (Note 2)	163,340	92,010	28,471	46,033

Total Liabilities	56,076,933	20,245,108	7,360,341	133,471,660

NET ASSETS	$1,158,031,144	$649,643,001	$207,231,269	$307,795,891

Net assets consist of:
Paid-in capital	$1,180,680,922	$672,095,952	$216,845,767	$305,602,804
Undistributed net investment income	4,097,969	2,591,071	863,621	979,778
Accumulated net realized loss	(12,077,421)	(6,129,037)	(2,019,678)	(1,315,641)
Net unrealized appreciation (depreciation)	(14,670,326)	(18,914,985)	(8,458,441)	2,528,950

NET ASSETS	$1,158,031,144	$649,643,001	$207,231,269	$307,795,891

Shares outstanding[b]	11,900,000	7,000,000	2,300,000	3,000,000

Net asset value per share	$97.31	$92.81	$90.10	$102.60

[a]	Securities on loan with market values of $36,978,173, $17,229,124, $5,856,648 and $129,374,419, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2009

	iShares Barclays
	Government/ Credit Bond Fund	MBS Bond Fund	Agency Bond Fund	Aggregate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$111,208,820	$1,064,064,343	$73,506,169	$9,636,835,026
Affiliated issuers (Note 2)	27,894,400	1,081,243,476	259,593	6,712,572,110

Total cost of investments	$139,103,220	$2,145,307,819	$73,765,762	$16,349,407,136

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$110,167,674	$1,067,417,130	$74,088,446	$9,540,534,318
Affiliated issuers (Note 2)	27,894,400	1,081,243,476	259,593	6,712,572,110

Total fair value of investments	138,062,074	2,148,660,606	74,348,039	16,253,106,428
Receivables:
Investment securities sold	–	53,526	–	101,841,693
Due from custodian (Note 4)	202,902	–	–	–
Interest	1,236,320	2,267,854	668,067	73,354,793
Capital shares sold	–	31,390,365	–	–

Total Assets	139,501,296	2,182,372,351	75,016,106	16,428,302,914

LIABILITIES
Payables:
Investment securities purchased	761,170	1,062,398,159	108,553	3,781,023,972
Collateral for securities on loan (Note 5)	27,510,925	–	–	2,988,322,510
Investment advisory fees (Note 2)	15,895	196,968	9,148	1,486,421

Total Liabilities	28,287,990	1,062,595,127	117,701	6,770,832,903

NET ASSETS	$111,213,306	$1,119,777,224	$74,898,405	$9,657,470,011

Net assets consist of:
Paid-in capital	$112,196,781	$1,093,736,764	$74,021,961	$9,701,776,608
Undistributed net investment income	344,524	2,789,436	106,794	32,193,328
Undistributed net realized gain (accumulated net realized loss)	(286,853)	19,898,237	187,373	19,800,783
Net unrealized appreciation (depreciation)	(1,041,146)	3,352,787	582,277	(96,300,708)

NET ASSETS	$111,213,306	$1,119,777,224	$74,898,405	$9,657,470,011

Shares outstanding[b]	1,100,000	10,700,000	700,000	96,500,000

Net asset value per share	$101.10	$104.65	$107.00	$100.08

[a]	Securities on loan with market values of $27,086,602, $–, $– and $2,885,753,540, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

78	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2009

	iShares iBoxx		iShares JPMorgan
	$ High Yield Corporate Bond Fund	$ Investment Grade Corporate Bond Fund	USD Emerging Markets Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,234,792,140	$8,542,124,768	$154,506,697
Affiliated issuers (Note 2)	179,837,864	261,249,097	672,431

Total cost of investments	$2,414,630,004	$8,803,373,865	$155,179,128

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,008,454,168	$8,371,914,215	$135,583,399
Affiliated issuers (Note 2)	179,837,864	260,924,919	672,431

Total fair value of investments	2,188,292,032	8,632,839,134	136,255,830
Receivables:
Investment securities sold	4,588,958	24,691,972	875,321
Due from custodian (Note 4)	48,218	5,739,404	–
Interest	60,785,360	148,902,994	3,188,831

Total Assets	2,253,714,568	8,812,173,504	140,319,982

LIABILITIES
Payables:
Investment securities purchased	6,822,815	41,088,167	569,892
Collateral for securities on loan (Note 5)	155,791,750	123,158,688	–
Capital shares redeemed	1,200,260	514,891	–
Investment advisory fees (Note 2)	845,465	972,756	64,644

Total Liabilities	164,660,290	165,734,502	634,536

NET ASSETS	$2,089,054,278	$8,646,439,002	$139,685,446

Net assets consist of:
Paid-in capital	$2,374,183,594	$9,187,096,781	$160,432,924
Undistributed net investment income	21,750,590	41,783,049	933,327
Accumulated net realized loss	(80,541,934)	(411,906,097)	(2,757,507)
Net unrealized depreciation	(226,337,972)	(170,534,731)	(18,923,298)

NET ASSETS	$2,089,054,278	$8,646,439,002	$139,685,446

Shares outstanding[b]	30,500,000	92,200,000	1,700,000

Net asset value per share	$68.49	$93.78	$82.17

[a]	Securities on loan with market values of $148,543,152, $119,244,145 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2009

	iShares Barclays
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$27,521,005	$16,752,181	$5,692,413	$9,175,090
Interest from affiliated issuers (Note 2)	27,380	31,084	9,272	18,122
Securities lending income from affiliated issuers (Note 2)	63,332	33,347	5,149	547,885

Total investment income	27,611,717	16,816,612	5,706,834	9,741,097

EXPENSES
Investment advisory fees (Note 2)	1,173,822	613,297	195,906	433,892

Total expenses	1,173,822	613,297	195,906	433,892

Net investment income	26,437,895	16,203,315	5,510,928	9,307,205

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,023,305)	(5,954,261)	(1,939,987)	(1,248,468)
In-kind redemptions	–	–	485,466	110,718

Net realized loss	(12,023,305)	(5,954,261)	(1,454,521)	(1,137,750)

Net change in unrealized appreciation (depreciation)	(19,804,922)	(21,530,274)	(9,283,356)	(3,210,071)

Net realized and unrealized loss	(31,828,227)	(27,484,535)	(10,737,877)	(4,347,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,390,332)	$(11,281,220)	$(5,226,949)	$4,959,384

See notes to financial statements.

80	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2009

	iShares Barclays
	Government/ Credit Bond Fund	MBS Bond Fund	Agency Bond Fund	Aggregate Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$3,462,120	$1,737,282	$275,021	$259,379,418
Interest from affiliated issuers (Note 2)	4,383	12,539,532	33	71,571,883
Securities lending income from affiliated issuers (Note 2)	178,860	–	–	17,380,168

Total investment income	3,645,363	14,276,814	275,054	348,331,469

EXPENSES
Investment advisory fees (Note 2)	155,526	1,725,091	19,537	18,451,086

Total expenses	155,526	1,725,091	19,537	18,451,086

Net investment income	3,489,837	12,551,723	255,517	329,880,383

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(238,753)	34,154,873	187,373	91,550,103
In-kind redemptions	866,208	–	–	2,770,533

Net realized gain	627,455	34,154,873	187,373	94,320,636

Net change in unrealized appreciation (depreciation)	(2,479,821)	2,054,092	582,277	(236,281,330)

Net realized and unrealized gain (loss)	(1,852,366)	36,208,965	769,650	(141,960,694)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,637,471	$48,760,688	$1,025,167	$187,919,689

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2009

	iShares iBoxx		iShares JPMorgan
	$ High Yield Corporate Bond Fund	$ Investment Grade Corporate Bond Fund	USD Emerging Markets Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$117,514,042	$281,579,079	$6,573,285
Interest from affiliated issuers (Note 2)	93,081	2,412,137	5,951
Securities lending income from affiliated issuers (Note 2)	477,225	227,464	–

Total investment income	118,084,348	284,218,680	6,579,236

EXPENSES
Investment advisory fees (Note 2)	5,054,360	6,981,720	547,220

Total expenses	5,054,360	6,981,720	547,220

Net investment income	113,029,988	277,236,960	6,032,016

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(80,026,151)	(283,402,853)	(2,797,201)
Investments in affiliated issuers (Note 2)	–	18,511	–
In-kind redemptions	14,437,106	1,974,690	(407,597)

Net realized loss	(65,589,045)	(281,409,652)	(3,204,798)

Net change in unrealized appreciation (depreciation)	(207,616,952)	(173,088,878)	(19,027,409)

Net realized and unrealized loss	(273,205,997)	(454,498,530)	(22,232,207)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(160,176,009)	$(177,261,570)	$(16,200,191)

See notes to financial statements.

82	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays 1-3 Year Credit Bond Fund		iShares Barclays Intermediate Credit Bond Fund
	Year ended February 28, 2009	Year ended February 29, 2008	Year ended February 28, 2009	Year ended February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,437,895	$5,792,406	$16,203,315	$2,976,703
Net realized gain (loss)	(12,023,305)	268,232	(5,954,261)	(162,863)
Net change in unrealized appreciation (depreciation)	(19,804,922)	5,090,219	(21,530,274)	2,517,545

Net increase (decrease) in net assets resulting from operations	(5,390,332)	11,150,857	(11,281,220)	5,331,385

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,091,772)	(5,140,705)	(14,004,609)	(2,703,359)

Total distributions to shareholders	(23,091,772)	(5,140,705)	(14,004,609)	(2,703,359)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	887,553,048	283,084,279	501,364,539	150,703,162
Cost of shares redeemed	–	(10,286,121)	–	–

Net increase in net assets from capital share transactions	887,553,048	272,798,158	501,364,539	150,703,162

INCREASE IN NET ASSETS	859,070,944	278,808,310	476,078,710	153,331,188

NET ASSETS
Beginning of year	298,960,200	20,151,890	173,564,291	20,233,103

End of year	$1,158,031,144	$298,960,200	$649,643,001	$173,564,291

Undistributed net investment income included in net assets at end of year	$4,097,969	$759,159	$2,591,071	$393,795

SHARES ISSUED AND REDEEMED
Shares sold	9,000,000	2,800,000	5,300,000	1,500,000
Shares redeemed	–	(100,000)	–	–

Net increase in shares outstanding	9,000,000	2,700,000	5,300,000	1,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Credit Bond Fund		iShares Barclays Intermediate Government/Credit Bond Fund
	Year ended February 28, 2009	Year ended February 29, 2008	Year ended February 28, 2009	Year ended February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,510,928	$2,052,929	$9,307,205	$3,912,008
Net realized loss	(1,454,521)	(107,920)	(1,137,750)	(89,870)
Net change in unrealized appreciation (depreciation)	(9,283,356)	693,624	(3,210,071)	5,667,476

Net increase (decrease) in net assets resulting from operations	(5,226,949)	2,638,633	4,959,384	9,489,614

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,829,078)	(1,993,944)	(8,858,347)	(3,477,600)

Total distributions to shareholders	(4,829,078)	(1,993,944)	(8,858,347)	(3,477,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	165,590,058	39,498,768	164,021,564	131,326,320
Cost of shares redeemed	(8,796,192)	–	(9,826,380)	–

Net increase in net assets from capital share transactions	156,793,866	39,498,768	154,195,184	131,326,320

INCREASE IN NET ASSETS	146,737,839	40,143,457	150,296,221	137,338,334

NET ASSETS
Beginning of year	60,493,430	20,349,973	157,499,670	20,161,336

End of year	$207,231,269	$60,493,430	$307,795,891	$157,499,670

Undistributed net investment income included in net assets at end of year	$863,621	$182,150	$979,778	$540,903

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	400,000	1,600,000	1,300,000
Shares redeemed	(100,000)	–	(100,000)	–

Net increase in shares outstanding	1,700,000	400,000	1,500,000	1,300,000

See notes to financial statements.

84	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Government/Credit Bond Fund		iShares Barclays MBS Bond Fund
	Year ended February 28, 2009	Year ended February 29, 2008	Year ended February 28, 2009	Period from March 13, 2007[a] to February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,489,837	$1,902,901	$12,551,723	$4,333,423
Net realized gain (loss)	627,455	(188,836)	34,154,873	4,731,320
Net change in unrealized appreciation (depreciation)	(2,479,821)	1,332,294	2,054,092	1,298,695

Net increase in net assets resulting from operations	1,637,471	3,046,359	48,760,688	10,363,438

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,301,212)	(1,872,787)	(28,843,745)	(4,070,887)
From net realized gain	–	–	(169,036)	–

Total distributions to shareholders	(3,301,212)	(1,872,787)	(29,012,781)	(4,070,887)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	71,097,257	99,876,594	1,048,235,847	405,034,290
Cost of shares redeemed	(10,372,018)	(69,131,557)	(349,465,443)	(10,067,928)

Net increase in net assets from capital share transactions	60,725,239	30,745,037	698,770,404	394,966,362

INCREASE IN NET ASSETS	59,061,498	31,918,609	718,518,311	401,258,913

NET ASSETS
Beginning of period	52,151,808	20,233,199	401,258,913	–

End of period	$111,213,306	$52,151,808	$1,119,777,224	$401,258,913

Undistributed net investment income included in net assets at end of period	$344,524	$157,204	$2,789,436	$733,666

SHARES ISSUED AND REDEEMED
Shares sold	700,000	1,000,000	10,200,000	4,000,000
Shares redeemed	(100,000)	(700,000)	(3,400,000)	(100,000)

Net increase in shares outstanding	600,000	300,000	6,800,000	3,900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Agency Bond Fund	iShares Barclays Aggregate Bond Fund
	Period from November 5, 2008[a] to February 28, 2009	Year ended February 28, 2009	Year ended February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$255,517	$329,880,383	$329,502,627
Net realized gain	187,373	94,320,636	69,541,208
Net change in unrealized appreciation (depreciation)	582,277	(236,281,330)	124,613,164

Net increase in net assets resulting from operations	1,025,167	187,919,689	523,656,999

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(148,723)	(423,902,792)	(329,728,248)

Total distributions to shareholders	(148,723)	(423,902,792)	(329,728,248)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	74,021,961	1,960,233,206	2,950,889,922
Cost of shares redeemed	–	(588,388,697)	(20,033,703)

Net increase in net assets from capital share transactions	74,021,961	1,371,844,509	2,930,856,219

INCREASE IN NET ASSETS	74,898,405	1,135,861,406	3,124,784,970

NET ASSETS
Beginning of period	–	8,521,608,605	5,396,823,635

End of period	$74,898,405	$9,657,470,011	$8,521,608,605

Undistributed net investment income included in net assets at end of period	$106,794	$32,193,328	$35,451,852

SHARES ISSUED AND REDEEMED
Shares sold	700,000	19,500,000	29,500,000
Shares redeemed	–	(6,000,000)	(200,000)

Net increase in shares outstanding	700,000	13,500,000	29,300,000

[a]	Commencement of operations.

See notes to financial statements.

86	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond Fund		iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended February 28, 2009	Period from April 4, 2007[a] to February 29, 2008	Year ended February 28, 2009	Year ended February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$113,029,988	$11,157,175	$277,236,960	$167,982,619
Net realized loss	(65,589,045)	(1,232,468)	(281,409,652)	(44,359,988)
Net change in unrealized appreciation (depreciation)	(207,616,952)	(18,721,020)	(173,088,878)	(34,312,656)

Net increase (decrease) in net assets resulting from operations	(160,176,009)	(8,796,313)	(177,261,570)	89,309,975

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(92,708,396)	(9,707,907)	(249,259,889)	(165,986,913)

Total distributions to shareholders	(92,708,396)	(9,707,907)	(249,259,889)	(165,986,913)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,149,399,599	420,099,795	5,782,267,030	663,689,093
Cost of shares redeemed	(160,096,897)	(48,959,594)	(65,626,325)	(103,598,250)

Net increase in net assets from capital share transactions	1,989,302,702	371,140,201	5,716,640,705	560,090,843

INCREASE IN NET ASSETS	1,736,418,297	352,635,981	5,290,119,246	483,413,905

NET ASSETS
Beginning of period	352,635,981	–	3,356,319,756	2,872,905,851

End of period	$2,089,054,278	$352,635,981	$8,646,439,002	$3,356,319,756

Undistributed net investment income included in net assets at end of period	$21,750,590	$1,446,764	$41,783,049	$14,154,533

SHARES ISSUED AND REDEEMED
Shares sold	28,900,000	4,200,000	61,000,000	6,300,000
Shares redeemed	(2,100,000)	(500,000)	(700,000)	(1,000,000)

Net increase in shares outstanding	26,800,000	3,700,000	60,300,000	5,300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares JPMorgan USD Emerging Markets Bond Fund
	Year ended February 28, 2009	Period from December 17, 2007[a] to February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,032,016	$138,618
Net realized loss	(3,204,798)	(10,191)
Net change in unrealized appreciation (depreciation)	(19,027,409)	104,111

Net increase (decrease) in net assets resulting from operations	(16,200,191)	232,538

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,173,598)	(63,713)

Total distributions to shareholders	(5,173,598)	(63,713)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	148,674,076	40,149,871
Cost of shares redeemed	(27,933,537)	–

Net increase in net assets from capital share transactions	120,740,539	40,149,871

INCREASE IN NET ASSETS	99,366,750	40,318,696

NET ASSETS
Beginning of period	40,318,696	–

End of period	$139,685,446	$40,318,696

Undistributed net investment income included in net assets at end of period	$933,327	$74,905

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	400,000
Shares redeemed	(300,000)	–

Net increase in shares outstanding	1,300,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

88	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Credit Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007
Net asset value, beginning of period	$103.09	$100.76	$100.08

Income from investment operations:
Net investment income[b]	4.44	4.77	0.69
Net realized and unrealized gain (loss)[c]	(6.21)	2.27	0.28

Total from investment operations	(1.77)	7.04	0.97

Less distributions from:
Net investment income	(4.01)	(4.71)	(0.29)

Total distributions	(4.01)	(4.71)	(0.29)

Net asset value, end of period	$97.31	$103.09	$100.76

Total return	(1.74)%	7.21%	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,158,031	$298,960	$20,152
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.50%	4.72%	4.67%
Portfolio turnover rate[f]	67%	64%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Credit Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$102.10	$101.17	$100.19

Income from investment operations:
Net investment income[b]	5.03	5.03	0.76
Net realized and unrealized gain (loss)[c]	(9.75)	1.04	0.51

Total from investment operations	(4.72)	6.07	1.27

Less distributions from:
Net investment income	(4.57)	(5.14)	(0.29)

Total distributions	(4.57)	(5.14)	(0.29)

Net asset value, end of period	$92.81	$102.10	$101.17

Total return	(4.72)%	6.27%	1.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$649,643	$173,564	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.28%	5.01%	5.16%
Portfolio turnover rate[f]	19%	28%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Credit Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.82	$101.75	$100.57

Income from investment operations:
Net investment income[b]	5.24	5.36	0.83
Net realized and unrealized gain (loss)[c]	(11.05)	(0.97)	0.65

Total from investment operations	(5.81)	4.39	1.48

Less distributions from:
Net investment income	(4.91)	(5.32)	(0.30)

Total distributions	(4.91)	(5.32)	(0.30)

Net asset value, end of period	$90.10	$100.82	$101.75

Total return	(5.91)%	4.53%	1.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$207,231	$60,493	$20,350
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.63%	5.38%	5.58%
Portfolio turnover rate[f]	16%	34%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Government/Credit Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$105.00	$100.81	$100.00

Income from investment operations:
Net investment income[b]	4.39	4.82	0.69
Net realized and unrealized gain (loss)[c]	(2.54)	4.02	0.40

Total from investment operations	1.85	8.84	1.09

Less distributions from:
Net investment income	(4.25)	(4.65)	(0.28)

Total distributions	(4.25)	(4.65)	(0.28)

Net asset value, end of period	$102.60	$105.00	$100.81

Total return	1.80%	9.07%	1.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$307,796	$157,500	$20,161
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.29%	4.75%	4.65%
Portfolio turnover rate[f]	29%	30%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Government/Credit Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$104.30	$101.17	$100.23

Income from investment operations:
Net investment income[b]	4.55	4.95	0.72
Net realized and unrealized gain (loss)[c]	(3.37)	3.06	0.47

Total from investment operations	1.18	8.01	1.19

Less distributions from:
Net investment income	(4.38)	(4.88)	(0.25)

Total distributions	(4.38)	(4.88)	(0.25)

Net asset value, end of period	$101.10	$104.30	$101.17

Total return	1.17%	8.22%	1.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$111,213	$52,152	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.49%	4.93%	4.84%
Portfolio turnover rate[f]	46%	36%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays MBS Bond Fund
	Year ended Feb. 28, 2009	Period from Mar. 13, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$102.89	$100.96

Income from investment operations:
Net investment income[b]	1.86	4.28
Net realized and unrealized gain[c]	4.36	1.99

Total from investment operations	6.22	6.27

Less distributions from:
Net investment income	(4.43)	(4.34)
Net realized gain	(0.03)	–

Total distributions	(4.46)	(4.34)

Net asset value, end of period	$104.65	$102.89

Total return	6.24%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,119,777	$401,259
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.82%	4.39%
Portfolio turnover rate[f,g]	1,341%	1,038%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

94	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Barclays Agency Bond Fund
Period from Nov. 5, 2008[a] to Feb. 28, 2009

Net asset value, beginning of period	$102.21

Income from investment operations:
Net investment income[b]	0.88
Net realized and unrealized gain[c]	4.54

Total from investment operations	5.42

Less distributions from:
Net investment income	(0.63)

Total distributions	(0.63)

Net asset value, end of period	$107.00

Total return	5.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$74,898
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	2.62%
Portfolio turnover rate[f]	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Aggregate Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of year	$102.67	$100.50	$100.08	$101.72	$103.18

Income from investment operations:
Net investment income	3.58 [a]	4.86 [a]	4.71 [a]	3.83	3.73
Net realized and unrealized gain (loss)[b]	(1.54)	2.25	0.41	(1.32)	(1.62)

Total from investment operations	2.04	7.11	5.12	2.51	2.11

Less distributions from:
Net investment income	(4.63)	(4.94)	(4.70)	(4.15)	(3.57)

Total distributions	(4.63)	(4.94)	(4.70)	(4.15)	(3.57)

Net asset value, end of year	$100.08	$102.67	$100.50	$100.08	$101.72

Total return	2.08%	7.32%	5.31%	2.53%	2.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,657,470	$8,521,609	$5,396,824	$3,142,544	$1,291,817
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.58%	4.86%	4.76%	3.89%	2.90%
Portfolio turnover rate[c,d]	519%	458%	483%	456%	457%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

96	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond Fund
	Year ended Feb. 28, 2009	Period from Apr. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$95.31	$103.03

Income from investment operations:
Net investment income[b]	8.77	7.02
Net realized and unrealized loss[c]	(27.84)	(8.81)

Total from investment operations	(19.07)	(1.79)

Less distributions from:
Net investment income	(7.75)	(5.93)

Total distributions	(7.75)	(5.93)

Net asset value, end of period	$68.49	$95.31

Total return	(21.06)%	(1.89)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,089,054	$352,636
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	11.18%	7.87%
Portfolio turnover rate[f]	27%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005

Net asset value, beginning of year	$105.21	$108.00	$107.20	$111.08	$112.78

Income from investment operations:
Net investment income	5.78 [a]	5.79 [a]	5.54 [a]	5.15	5.18
Net realized and unrealized gain (loss)[b]	(11.75)	(2.83)	0.68	(3.92)	(1.70)

Total from investment operations	(5.97)	2.96	6.22	1.23	3.48

Less distributions from:
Net investment income	(5.46)	(5.75)	(5.42)	(5.11)	(5.18)

Total distributions	(5.46)	(5.75)	(5.42)	(5.11)	(5.18)

Net asset value, end of year	$93.78	$105.21	$108.00	$107.20	$111.08

Total return	(5.96)%	3.04%	6.03%	1.12%	3.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,646,439	$3,356,320	$2,872,906	$2,401,378	$2,554,918
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	5.96%	5.51%	5.26%	4.75%	4.71%
Portfolio turnover rate[c]	48%	95%	89%	71%	32%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

98	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPMorgan USD Emerging Markets Bond Fund
	Year ended Feb. 28, 2009	Period from Dec. 17, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$100.80	$100.32

Income from investment operations:
Net investment income[b]	5.83	1.09
Net realized and unrealized gain (loss)[c]	(19.17)	0.03

Total from investment operations	(13.34)	1.12

Less distributions from:
Net investment income	(5.29)	(0.64)

Total distributions	(5.29)	(0.64)

Net asset value, end of period	$82.17	$100.80

Total return	(13.68)%	1.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$139,685	$40,319
Ratio of expenses to average net assets[e]	0.60%	0.60%
Ratio of net investment income to average net assets[e]	6.61%	5.36%
Portfolio turnover rate[f]	31%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund and iShares JPMorgan USD Emerging Markets Bond Fund (each, a “Fund,” collectively, the “Funds”). The iShares Barclays Agency Bond Fund commenced operations on November 5, 2008.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Barclays Aggregate Bond Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective March 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

100	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the inputs used in valuing the Funds’ investments as of February 28, 2009:

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
Barclays 1-3 Year Credit	$44,013,235	$1,138,490,332	$–	$1,182,503,567
Barclays Intermediate Credit	35,319,908	622,765,550	–	658,085,458
Barclays Credit	11,615,837	198,589,217	–	210,205,054
Barclays Intermediate Government/Credit	254,068,165	183,588,323	–	437,656,488
Barclays Government/Credit	75,527,264	62,534,810	–	138,062,074
Barlcays MBS	1,081,243,476	1,067,417,130	–	2,148,660,606
Barclays Agency	259,593	74,088,446	–	74,348,039
Barclays Aggregate	9,166,312,535	7,086,793,893	–	16,253,106,428
iBoxx $ High Yield Corporate	179,837,864	2,008,454,168	–	2,188,292,032
iBoxx $ Investment Grade Corporate	169,226,717	8,463,612,417	–	8,632,839,134
JPMorgan USD Emerging Markets	672,431	135,583,399	–	136,255,830

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of February 28, 2009, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Barclays 1-3 Year Credit	$4,092,252	$(14,957,884)	$(11,784,146)	$(22,649,778)
Barclays Intermediate Credit	2,561,263	(18,968,113)	(6,046,101)	(22,452,951)
Barclays Credit	849,570	(8,484,900)	(1,979,168)	(9,614,498)
Barclays Intermediate Government/Credit	960,253	2,442,529	(1,209,695)	2,193,087
Barclays Government/Credit	339,025	(1,047,334)	(275,166)	(983,475)
Barclays MBS	3,653,401	22,387,420	(361)	26,040,460

102	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Barclays Agency	$297,164	$579,280	$–	$876,444
Barclays Aggregate	31,223,397	13,023,494	(88,553,488)	(44,306,597)
iBoxx $ High Yield Corporate	24,304,492	(228,661,011)	(80,772,797)	(285,129,316)
iBoxx $ Investment Grade Corporate	41,650,984	(171,509,107)	(410,799,656)	(540,657,779)
JPMorgan USD Emerging Markets	1,092,493	(20,668,541)	(1,171,430)	(20,747,478)

The tax character of distributions paid during the years ended February 28, 2009 and February 29, 2008, were as follows:

iShares Bond Fund	2009	2008
Barclays 1-3 Year Credit
Distributions paid from:
Ordinary income	$23,091,772	$5,140,705

Total Distributions	$23,091,772	$5,140,705

Barclays Intermediate Credit
Distributions paid from:
Ordinary income	$14,004,609	$2,703,359

Total Distributions	$14,004,609	$2,703,359

Barclays Credit
Distributions paid from:
Ordinary income	$4,829,078	$1,993,944

Total Distributions	$4,829,078	$1,993,944

Barclays Intermediate Government/Credit
Distributions paid from:
Ordinary income	$8,858,347	$3,477,600

Total Distributions	$8,858,347	$3,477,600

Barclays Government/Credit
Distributions paid from:
Ordinary income	$3,301,212	$1,872,787

Total Distributions	$3,301,212	$1,872,787

Barclays MBS
Distributions paid from:
Ordinary income	$29,012,781	$4,070,887

Total Distributions	$29,012,781	$4,070,887

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	2009	2008
Barclays Agency[a]
Distributions paid from:
Ordinary income	$148,723	$–

Total Distributions	$148,723	$–

Barclays Aggregate
Distributions paid from:
Ordinary income	$423,902,792	$329,728,248

Total Distributions	$423,902,792	$329,728,248

iBoxx $ High Yield Corporate
Distributions paid from:
Ordinary income	$92,708,396	$9,707,907

Total Distributions	$92,708,396	$9,707,907

iBoxx $ Investment Grade Corporate
Distributions paid from:
Ordinary income	$249,259,889	$165,986,913

Total Distributions	$249,259,889	$165,986,913

JPMorgan USD Emerging Markets
Distributions paid from:
Ordinary income	$5,173,598	$63,713

Total Distributions	$5,173,598	$63,713

[a]	Commencement of operations on November 5, 2008.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 28, 2009.

From November 1, 2008 to February 28, 2009, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending February 28, 2010.

iShares Bond Fund	Deferred Net Realized Capital Losses

Barclays 1-3 Year Credit	$903,429

Barclays Intermediate Credit	15,399

Barclays Credit	341,133

Barclays Intermediate Government/Credit	6,763

Barclays Government/Credit	677

iShares Bond Fund	Deferred Net Realized Capital Losses

Barclays MBS	$361

Barclays Aggregate	1,169,174

iBoxx $ High Yield Corporate	66,809,734

iBoxx $ Investment Grade Corporate	47,938,543

JPMorgan USD Emerging Markets	922,998

104	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of February 28, 2009, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Barclays 1-3 Year Credit	$–	$–	$–	$47,437	$10,833,280	$10,880,717
Barclays Intermediate Credit	–	–	–	61,218	5,969,484	6,030,702
Barclays Credit	–	–	–	63,716	1,574,319	1,638,035
Barclays Intermediate Government/Credit	–	–	–	34,704	1,168,228	1,202,932
Barclays Government/Credit	–	–	–	35,114	239,375	274,489
Barclays Aggregate	1,089,293	4,420,413	16,516,253	14,768,306	50,590,049	87,384,314
iBoxx $ High Yield Corporate	–	–	–	664,085	10,660,170	11,324,255
iBoxx $ Investment Grade Corporate	4,185,823	7,993,294	68,185,543	39,603,772	242,892,681	362,861,113
JPMorgan USD Emerging Markets	–	–	–	–	91,088	91,088

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended February 28, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 28, 2009 are disclosed in the Funds’ Statements of Operations.

As of February 28, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays 1-3 Year Credit	$1,197,461,451	$7,619,931	$(22,577,815)	$(14,957,884)
Barclays Intermediate Credit	677,053,571	3,386,183	(22,354,296)	(18,968,113)
Barclays Credit	218,689,954	1,573,036	(10,057,936)	(8,484,900)
Barclays Intermediate Government/Credit	435,213,959	7,606,123	(5,163,594)	2,442,529
Barclays Government/Credit	139,109,408	2,213,656	(3,260,990)	(1,047,334)
Barclays MBS	2,126,273,186	22,705,765	(318,345)	22,387,420
Barclays Agency	73,768,759	593,561	(14,281)	579,280
Barclays Aggregate	16,240,082,934	286,252,520	(273,229,026)	13,023,494
iBoxx $ High Yield Corporate	2,416,953,043	38,839,891	(267,500,902)	(228,661,011)
iBoxx $ Investment Grade Corporate	8,804,348,241	115,716,779	(287,225,886)	(171,509,107)
JPMorgan USD Emerging Markets	156,924,371	157,344	(20,825,885)	(20,668,541)

Management has reviewed the tax positions as of February 28, 2009, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

Certain Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee

Barclays 1-3 Year Credit	0.20%

Barclays Intermediate Credit	0.20

Barclays Credit	0.20

Barclays Intermediate Government/Credit	0.20

Barclays Government/Credit	0.20

Barclays MBS	0.25

iShares Bond Fund	Investment Advisory Fee

Barclays Agency	0.20%

Barclays Aggregate	0.20

iBoxx $ High Yield Corporate	0.50

iBoxx $ Investment Grade Corporate	0.15

JPMorgan USD Emerging Markets	0.60

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

106	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Barclays Capital indexes are maintained by Barclays Capital Inc. (“BarCap”), which is affiliated with, but a separate legal entity from, BGFA and Barclays Global Investors, N.A. (“BGI”). BGFA has no role in maintaining the underlying indexes. BarCap also provides market valuations used in connection with valuation of Fund investments pursuant to the pricing policy and procedures approved by the Board.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to BarCap. Pursuant to the same exemptive order, BGI serves as securities lending agent for the Funds. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 28, 2009, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees

Barclays 1-3 Year Credit	$63,332

Barclays Intermediate Credit	33,347

Barclays Credit	5,149

Barclays Intermediate Government/Credit	547,885

iShares Bond Fund	Securities Lending Agent Fees

Barclays Government/Credit	$178,860

Barclays Aggregate	17,380,168

iBoxx $ High Yield Corporate	477,225

iBoxx $ Investment Grade Corporate	227,464

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the year ended February 28, 2009, the iShares iBoxx $ Investment Grade Corporate Bond Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate as follows:

Name of Affiliated Issuer	Principal Amount Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Year (in 000s)	Value at End of Year	Interest Income	Net Realized Loss
Barclays Bank PLC	$31,900	$58,824	$691	$90,033	$91,698,202	$2,172,726	$18,511

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transaction and short-term investments) for the year ended February 28, 2009 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays 1-3 Year Credit	$–	$–	$409,666,872	$392,584,986
Barclays Intermediate Credit	–	–	82,186,884	56,803,906
Barclays Credit	–	–	18,101,143	15,445,537
Barclays Intermediate Government/Credit	56,264,451	48,344,964	12,319,557	15,089,458
Barclays Government/Credit	31,967,126	32,613,004	5,180,680	2,965,884
Barclays MBS	9,534,931,716	8,889,280,452	–	–
Barclays Agency	25,514,027	5,489,884	1,609,477	–
Barclays Aggregate	47,023,394,292	47,032,738,970	382,723,851	268,949,237
iBoxx $ High Yield Corporate	–	–	466,552,452	265,153,929
iBoxx $ Investment Grade Corporate	–	–	2,706,565,647	2,259,085,167
JPMorgan USD Emerging Markets	–	–	34,175,989	28,006,975

In-kind transactions (see Note 4) for the year ended February 28, 2009 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays 1-3 Year Credit	$863,015,370	$–
Barclays Intermediate Credit	454,511,040	–
Barclays Credit	155,499,293	8,224,207
Barclays Intermediate Government/Credit	158,478,209	9,640,851
Barclays Government/Credit	69,808,901	10,154,785
Barclays Agency	51,841,043	–
Barclays Aggregate	1,081,895,663	320,660,396
iBoxx $ High Yield Corporate	1,883,213,254	151,724,529
iBoxx $ Investment Grade Corporate	5,244,175,740	63,327,543
JPMorgan USD Emerging Markets	136,770,104	24,165,414

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Barclays Aggregate and iShares Barclays MBS Bond Funds, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case these Funds generally require the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and redeeming Creation Units in the Funds

108	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of February 28, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of February 28, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of BGI and BGFA, entered into an agreement to sell its interest in BGFA and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement with BGFA. If approved by the Board, the new investment advisory agreement will be submitted to the Funds’ shareholders for their approval.

NOTES TO FINANCIAL STATEMENTS	109

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund and iShares JPMorgan USD Emerging Markets Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 28, 2009, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 23, 2009

110	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 28, 2009:

iShares Bond Fund	Interest- Related Dividends

Barclays 1-3 Year Credit	$18,138,136

Barclays Intermediate Credit	11,942,036

Barclays Credit	4,149,601

Barclays Intermediate Government/Credit	6,967,342

Barclays Government/Credit	2,486,734

Barclays MBS	13,592,850

Barclays Agency	231,620

Barclays Aggregate	242,275,724

iBoxx $ High Yield Corporate	96,710,279

iBoxx $ Investment Grade Corporate	232,753,436

JPMorgan USD Emerging Markets	116,491

Under Section 871(k)(2)(C) of the Code, the iShares Barclays MBS Bond Fund designates $169,036 as short-term capital gain dividends for the fiscal year ended February 28, 2009.

TAX INFORMATION	111

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

iSHARES BARCLAYS AGENCY BOND FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Fund’s entering into an Investment Advisory Contract with BGFA (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 23-24, 2008, the Board approved the selection of BGFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. In reviewing the scope of services to be provided to the Fund by BGFA, the Board considered BGFA’s investment philosophy and experience, noting that over the past several years BGFA and its affiliates have committed significant resources to the support of the other iShares funds. The Board considered in particular that BGFA’s services for the other iShares funds capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that, with respect to the other iShares funds, BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment personnel, including the persons who will be responsible for the day-to-day management of the Fund and the adequacy of the time and attention that such persons would devote to the Fund. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, comparative performance information was generally not available. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the Fund.

FUND EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by

112	2009 iShares Annual Report to Shareholders

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

“at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board noted that the investment advisory fee rates and overall expense components for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group. After discussion with BGFA management of the relative cost structures of the Fund and the funds in the applicable Lipper Group, the Board also noted that the investment advisory fee rate applicable to the Fund was consistent with the investment advisory fee rates of other iShares funds in similar asset classes and/or index families, as well as the level of additional services provided by BGFA in comparison to the services provided by competitor providers. The Board took into account BGFA’s assertion that the other exchange traded funds do not offer similar market exposure as the Fund. Based on this review, the Board concluded that the investment advisory fee and expense levels of the Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUND AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the Fund to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

ECONOMIES OF SCALE

The Board noted that the Advisory Contract for the Fund does not provide for breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Fund. However, the Board noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates generally at the lower end of those offered in the marketplace for similar products, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees, reflects the sharing of economies of scale with the Fund shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered certain information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available for the Fund, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	113

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the Fund by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA would not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered the potential for revenue to BGI, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

In addition to the analysis set forth above, it should be noted that the fee arrangements proposed for the Fund reflect the result of several years of review and discussion between the Board and BGFA with respect to existing iShares funds. Various aspects of those arrangements may receive greater scrutiny in some years than others. The Board’s conclusions may be informed in part by information provided to the Board in prior years regarding details of the quality and scope of the adviser’s services.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

114	2009 iShares Annual Report to Shareholders

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds, except for the iShares Barclays Agency Bond Fund. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Information for the iShares Barclays Agency Bond Fund is not presented as the Fund commenced operations on November 5, 2008, and did not have a full quarter of information as of December 31, 2008. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays 1-3 Year Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.23%
Greater than 4.5% and Less than 5.0%	1	0.23
Greater than 4.0% and Less than 4.5%	7	1.58
Greater than 3.5% and Less than 4.0%	4	0.90
Greater than 3.0% and Less than 3.5%	8	1.81
Greater than 2.5% and Less than 3.0%	6	1.36
Greater than 2.0% and Less than 2.5%	12	2.71
Greater than 1.5% and Less than 2.0%	12	2.71
Greater than 1.0% and Less than 1.5%	24	5.43
Greater than 0.5% and Less than 1.0%	131	29.64
Between 0.5% and –0.5%	229	51.82
Less than –0.5% and Greater than –1.0%	1	0.23
Less than –1.0% and Greater than –1.5%	2	0.45
Less than –1.5%	4	0.90

	442	100.00%

SUPPLEMENTAL INFORMATION	115

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Intermediate Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	1	0.23%
Greater than 5.0% and Less than 5.5%	3	0.68
Greater than 4.5% and Less than 5.0%	3	0.68
Greater than 4.0% and Less than 4.5%	1	0.23
Greater than 3.5% and Less than 4.0%	4	0.90
Greater than 3.0% and Less than 3.5%	14	3.17
Greater than 2.5% and Less than 3.0%	5	1.13
Greater than 2.0% and Less than 2.5%	4	0.90
Greater than 1.5% and Less than 2.0%	17	3.85
Greater than 1.0% and Less than 1.5%	70	15.84
Greater than 0.5% and Less than 1.0%	133	30.09
Between 0.5% and –0.5%	176	39.80
Less than –0.5% and Greater than –1.0%	3	0.68
Less than –1.0% and Greater than –1.5%	3	0.68
Less than –1.5% and Greater than –2.0%	1	0.23
Less than –2.0% and Greater than –2.5%	1	0.23
Less than –2.5% and Greater than –3.0%	2	0.45
Less than –3.0%	1	0.23

	442	100.00%

iShares Barclays Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.45%
Greater than 4.0% and Less than 4.5%	1	0.23
Greater than 3.5% and Less than 4.0%	1	0.23
Greater than 3.0% and Less than 3.5%	3	0.68
Greater than 2.5% and Less than 3.0%	7	1.58
Greater than 2.0% and Less than 2.5%	12	2.71
Greater than 1.5% and Less than 2.0%	20	4.52
Greater than 1.0% and Less than 1.5%	98	22.17
Greater than 0.5% and Less than 1.0%	160	36.20
Between 0.5% and –0.5%	128	28.97
Less than –0.5% and Greater than –1.0%	4	0.90
Less than –1.0% and Greater than –1.5%	2	0.45
Less than –1.5% and Greater than –2.0%	1	0.23
Less than –2.0% and Greater than –2.5%	1	0.23
Less than –2.5%	2	0.45

	442	100.00%

116	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Intermediate Government/Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.23%
Greater than 2.5% and Less than 3.0%	1	0.23
Greater than 2.0% and Less than 2.5%	11	2.49
Greater than 1.5% and Less than 2.0%	6	1.36
Greater than 1.0% and Less than 1.5%	10	2.26
Greater than 0.5% and Less than 1.0%	47	10.63
Between 0.5% and –0.5%	358	80.99
Less than –0.5% and Greater than –1.0%	2	0.45
Less than –1.0% and Greater than –1.5%	3	0.68
Less than –1.5% and Greater than –2.0%	1	0.23
Less than –2.0%	2	0.45

	442	100.00%

iShares Barclays Government/Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	4	0.90%
Greater than 2.0% and Less than 2.5%	3	0.68
Greater than 1.5% and Less than 2.0%	6	1.36
Greater than 1.0% and Less than 1.5%	14	3.17
Greater than 0.5% and Less than 1.0%	64	14.48
Between 0.5% and –0.5%	337	76.25
Less than –0.5% and Greater than –1.0%	6	1.36
Less than –1.0% and Greater than –1.5%	2	0.45
Less than –1.5% and Greater than –2.0%	4	0.90
Less than –2.0%	2	0.45

	442	100.00%

iShares Barclays MBS Bond Fund

Period Covered: April 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.45%
Greater than 0.5% and Less than 1.0%	17	3.85
Between 0.5% and –0.5%	416	94.11
Less than –0.5% and Greater than –1.0%	5	1.13
Less than –1.0% and Greater than –1.5%	1	0.23
Less than –1.5% and Greater than –2.0%	1	0.23

	442	100.00%

SUPPLEMENTAL INFORMATION	117

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Aggregate Bond Fund

Period Covered: January 1, 2004 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	3	0.24%
Greater than 1.5% and Less than 2.0%	3	0.24
Greater than 1.0% and Less than 1.5%	3	0.24
Greater than 0.5% and Less than 1.0%	56	4.45
Between 0.5% and –0.5%	1,159	92.12
Less than –0.5% and Greater than –1.0%	11	0.87
Less than –1.0% and Greater than –1.5%	8	0.64
Less than –1.5% and Greater than –2.0%	4	0.32
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	2	0.16
Less than –3.5% and Greater than –4.0%	2	0.16
Less than –4.0%	3	0.24

	1,258	100.00%

iShares iBoxx $ High Yield Corporate Bond Fund

Period Covered: July 1, 2007 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	11	2.90%
Greater than 5.5% and Less than 6.0%	1	0.26
Greater than 5.0% and Less than 5.5%	3	0.79
Greater than 4.5% and Less than 5.0%	2	0.53
Greater than 4.0% and Less than 4.5%	6	1.58
Greater than 3.5% and Less than 4.0%	8	2.11
Greater than 3.0% and Less than 3.5%	23	6.07
Greater than 2.5% and Less than 3.0%	30	7.92
Greater than 2.0% and Less than 2.5%	39	10.29
Greater than 1.5% and Less than 2.0%	46	12.14
Greater than 1.0% and Less than 1.5%	88	23.22
Greater than 0.5% and Less than 1.0%	66	17.41
Between 0.5% and –0.5%	41	10.84
Less than –0.5% and Greater than –1.0%	6	1.58
Less than –1.0% and Greater than –1.5%	1	0.26
Less than –1.5% and Greater than –2.0%	2	0.53
Less than –2.0% and Greater than –2.5%	1	0.26
Less than –2.5% and Greater than –3.0%	1	0.26
Less than –3.0% and Greater than –3.5%	1	0.26
Less than –3.5% and Greater than –4.0%	1	0.26
Less than –4.0%	2	0.53

	379	100.00%

118	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBoxx $ Investment Grade Corporate Bond Fund

Period Covered: January 1, 2004 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	5	0.40
Greater than 3.0% and Less than 3.5%	7	0.56
Greater than 2.5% and Less than 3.0%	11	0.87
Greater than 2.0% and Less than 2.5%	19	1.51
Greater than 1.5% and Less than 2.0%	26	2.07
Greater than 1.0% and Less than 1.5%	34	2.70
Greater than 0.5% and Less than 1.0%	275	21.86
Between 0.5% and –0.5%	846	67.24
Less than –0.5% and Greater than –1.0%	14	1.11
Less than –1.0% and Greater than –1.5%	4	0.32
Less than –1.5% and Greater than –2.0%	4	0.32
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	4	0.32
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	4	0.32

	1,258	100.00%

iShares JPMorgan USD Emerging Markets Bond Fund

Period Covered: January 1, 2008 through December 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	14	5.56%
Greater than 5.5% and Less than 6.0%	2	0.79
Greater than 5.0% and Less than 5.5%	1	0.40
Greater than 4.5% and Less than 5.0%	1	0.40
Greater than 4.0% and Less than 4.5%	4	1.59
Greater than 3.5% and Less than 4.0%	3	1.19
Greater than 3.0% and Less than 3.5%	3	1.19
Greater than 2.5% and Less than 3.0%	2	0.79
Greater than 2.0% and Less than 2.5%	4	1.59
Greater than 1.5% and Less than 2.0%	18	7.14
Greater than 1.0% and Less than 1.5%	69	27.38
Greater than 0.5% and Less than 1.0%	93	36.90
Between 0.5% and –0.5%	26	10.32
Less than –0.5% and Greater than –1.0%	3	1.19
Less than –1.0% and Greater than –1.5%	1	0.40
Less than –1.5%	8	3.17

	252	100.00%

SUPPLEMENTAL INFORMATION	119

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board ofTrustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 177 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief EPPxecutive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc; Trustee (since 2001) of BGIF and MIP.

*John E. Martinez, 47	Trustee (since 2003).	Co-Chief Executive Officer (2001-2003) of Global Index and Markets Group of BGI; Chairman (2000-2003) of Barclays Global Investors Services; Director (2000-2003) of Barclays Global Investors UK Holdings, Inc.; Director (since 2005) of Real Estate Equity Exchange.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

120	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 69	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 59	Trustee (since 2005).	Chair(1994-2005) of Investment Committee, Archdiocese of San Francisco; Director(since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2005) and Chair (since 2006) of the Finance and Investment Committees of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

TRUSTEE AND OFFICER INFORMATION	121

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc. President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co- Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

Darrell Duffie, 54	Trustee (since 2008).	Professor(since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer(2003-2007) of the Intermediary Investorand Exchange Traded Products Business of BGI; Directorand Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

122	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2006) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Head (since 2005) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI; Fixed Income Portfolio Manager (1997-2003) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	123

Notes:

124	NOTES	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	125

Notes:

126	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. ConsumerServices Sector(IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/ Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Developed Asia (IFAS)

iShares FTSE EPRA/NAREIT Developed Europe (IFEU)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES® FAMILY OF FUNDS	127

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&PTarget Date Index Funds

iShares S&PTarget Date Retirement Income (TGR)

iShares S&PTarget Date 2010 (TZD)

iShares S&PTarget Date 2015 (TZE)

iShares S&PTarget Date 2020 (TZG)

iShares S&PTarget Date 2025 (TZI)

iShares S&PTarget Date 2030 (TZL)

iShares S&PTarget Date 2035 (TZO)

iShares S&PTarget Date 2040 (TZV)

iShares® is a registered trademarkof Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold orpromoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSEInternational Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., MorningstarInc., The NASDAQ StockMarket, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New YorkStockExchange, Inc., FrankRussell Company, orStandard & Poor’s, norare they sponsored orendorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. NeitherSEI norBGI, norany of theiraffiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. NeitherFTSEnorNAREITmakes any warranty regarding the FTSENAREITReal Estate 50/Residential/Retail/Mortgage REITs orIndustrial/Office Index; all rights vest in NAREIT. NeitherFTSEnorNAREITmakes any warranty regarding the FTSEEPRA/NAREITGlobal Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSEDeveloped Small Cap ex-North America Index vest in FTSE. “FTSE”is a trade- and servicemarkof London StockExchange and The Financial Times Limited; “Xinhua”is a trade- and servicemarkofXinhua Financial NetworkLimited. “NAREIT®”is a trademarkof NAREIT; “EPRA®”is a trademarkof EPRA.

An investment in the Fund(s) is not a deposit of a bankand it is not insured orguaranteed by the Federal Deposit Insurance Corporation orany othergovernment agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-0569-0409

128	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by iBoxx® or J.P. Morgan Securities Inc., nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI or BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, NA. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares®

LET’S BUILD A BETTER INVESTMENT WORLD®.

BARCLAYS GLOBAL INVESTORS

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended February 28, 2009, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d), and 4(g) are for the twenty-four series of the Registrant for which the fiscal year-end is February 28, 2009 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $275,762 for the fiscal year ended February 29, 2008 and $318,891 for the fiscal year ended February 28, 2009.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 29, 2008 and February 28, 2009 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $127,900 for the fiscal year ended February 29, 2008 and $147,120 for the fiscal year ended February 28, 2009.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 29, 2008 and February 28, 2009 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2009 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,727,015 for the fiscal year ended February 29, 2008 and $2,865,679 for the fiscal year ended February 28, 2009.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Darrell Duffie.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 22, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: April 22, 2009